                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578
                                                       Expires: April 30, 2010
                                                       Estimated average burden
                                                       hours per response: 10.5
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-07452
                                   ---------------------------------------------

                          AIM Variable Insurance Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

      Philip A. Taylor   11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------

Date of fiscal year end: 12/31
                         -------------------------------------------------------

Date of reporting period: 3/31/08
                          ------------------------------------------------------

Item 1.  Schedule of Investments.

                            AIM V.I. BASIC BALANCED FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--

invescoaim.com                  VIBBA-QTR-1 03/08     Invesco Aim Advisors, Inc.

AIM V.I. BASIC BALANCED FUND


SCHEDULE OF INVESTMENTS(a)
March 31, 2008
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-62.69%

ADVERTISING-3.27%

Interpublic Group of Cos., Inc.
  (The) (b)                                            100,106   $       841,892
--------------------------------------------------------------------------------
Omnicom Group Inc.                                      21,529           951,151
================================================================================
                                                                       1,793,043
================================================================================

AEROSPACE & DEFENSE-0.33%

Honeywell International Inc.                             3,204           180,770
================================================================================

APPAREL RETAIL-1.07%

Gap, Inc. (The)                                         29,840           587,251
================================================================================

AUTO PARTS & EQUIPMENT-0.08%

WABCO Holdings Inc.                                        948            43,248
================================================================================

BREWERS-1.70%

Molson Coors Brewing Co.-Class B                        17,712           931,120
================================================================================

COMPUTER HARDWARE-2.16%

Dell Inc. (b)                                           59,386         1,182,969
================================================================================

CONSTRUCTION MATERIALS-1.89%

Cemex S.A.B. de C.V. -ADR
  (Mexico)(b)                                           39,642         1,035,449
================================================================================

CONSUMER FINANCE-1.00%

SLM Corp. (b)                                           35,724           548,363
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.15%

Western Union Co.                                       55,407         1,178,507
================================================================================

DEPARTMENT STORES-0.81%

Kohl's Corp. (b)                                        10,400           446,056
================================================================================

DIVERSIFIED BANKS-0.45%

Wachovia Corp.                                           9,175           247,725
================================================================================

ELECTRONIC MANUFACTURING SERVICES-0.64%

Tyco Electronics Ltd.                                   10,218           350,682
================================================================================

GENERAL MERCHANDISE STORES-1.56%

Target Corp.                                            16,905           856,745
================================================================================

HEALTH CARE DISTRIBUTORS-1.75%

Cardinal Health, Inc.                                   18,255           958,570
================================================================================

HEALTH CARE EQUIPMENT-1.07%

Baxter International Inc.                               10,144           586,526
================================================================================

HOME IMPROVEMENT RETAIL-1.81%

Home Depot, Inc. (The)                                  35,524           993,606
================================================================================

HOUSEHOLD APPLIANCES-1.31%

Whirlpool Corp.                                          8,300           720,274
================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-1.86%

Robert Half International, Inc.                         39,656         1,020,745
================================================================================

INDUSTRIAL CONGLOMERATES-2.70%

General Electric Co.                                    20,316           751,895
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-(CONTINUED)

Tyco International Ltd.                                 16,480    $      725,944
================================================================================
                                                                       1,477,839
================================================================================

INDUSTRIAL MACHINERY-1.67%

Illinois Tool Works Inc.                                18,930           912,994
================================================================================

INSURANCE BROKERS-1.22%

Marsh & McLennan Cos., Inc.                             27,543           670,672
================================================================================

INVESTMENT BANKING & BROKERAGE-2.54%

Merrill Lynch & Co., Inc.                               16,597           676,162
--------------------------------------------------------------------------------
Morgan Stanley                                          15,672           716,210
================================================================================
                                                                       1,392,372
================================================================================

MANAGED HEALTH CARE-2.50%

UnitedHealth Group Inc.                                 39,940         1,372,338
================================================================================

MOVIES & ENTERTAINMENT-0.99%

Walt Disney Co. (The)                                   17,266           541,807
================================================================================

MULTI-LINE INSURANCE-1.96%

American International Group, Inc.                      19,818           857,128
--------------------------------------------------------------------------------
Hartford Financial Services Group,
  Inc. (The)                                             2,854           216,248
================================================================================
                                                                       1,073,376
================================================================================

OIL & GAS DRILLING-0.98%

Transocean Inc.                                          3,950           534,040
================================================================================

OIL & GAS EQUIPMENT & SERVICES-3.34%

Halliburton Co.                                         25,178           990,251
--------------------------------------------------------------------------------
Schlumberger Ltd.                                        9,647           839,289
================================================================================
                                                                       1,829,540
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.27%

Citigroup Inc.                                          42,306           906,194
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                    20,649           886,875
================================================================================
                                                                       1,793,069
================================================================================

PACKAGED FOODS & MEATS-1.10%

Unilever N.V.  (Netherlands)                            17,986           603,951
================================================================================

PHARMACEUTICALS-2.27%

Sanofi-Aventis  (France)                                 9,511           713,514
--------------------------------------------------------------------------------
Wyeth                                                   12,702           530,435
================================================================================
                                                                       1,243,949
================================================================================

PROPERTY & CASUALTY INSURANCE-1.07%

XL Capital Ltd. -Class A                                19,800           585,090
================================================================================

SEMICONDUCTOR EQUIPMENT-2.28%

ASML Holding N.V.
  (Netherlands) (b)                                      2,731            67,172
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                        31,797         1,179,669
================================================================================
                                                                       1,246,841
================================================================================

SEMICONDUCTORS-1.74%

Maxim Integrated Products, Inc.                         46,868           955,639
================================================================================

AIM V.I. BASIC BALANCED FUND

                                                    SHARES            VALUE
--------------------------------------------------------------------------------
SPECIALIZED FINANCE-2.12%

Moody's Corp.                                           33,416   $     1,163,879
================================================================================

SYSTEMS SOFTWARE-2.50%

CA Inc.                                                 31,499           708,728
--------------------------------------------------------------------------------
Microsoft Corp.                                         23,292           661,027
================================================================================
                                                                       1,369,755
================================================================================

THRIFTS & MORTGAGE FINANCE-3.53%

Fannie Mae                                              48,791         1,284,179
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                 63,286           651,846
================================================================================
                                                                       1,936,025
================================================================================
  Total Common Stocks & Other Equity
    Interests (Cost $33,886,491)                                      34,364,825
================================================================================

                                                  PRINCIPAL
                                                    AMOUNT
--------------------------------------------------------------------------------
BONDS & NOTES-23.77%

AEROSPACE & DEFENSE-0.28%

Systems 2001 Asset Trust LLC
  (United Kingdom)-Series 2001, Class G,
  Jr. Sec. Pass Through Ctfs., (INS-MBIA
  Insurance Corp.) 6.66%,
  09/15/13(c)(d)(e)                            $       145,887           153,903
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.71%

Bank of New York Institutional
  Capital Trust-Series A, Jr. Sub. Trust
  Pfd. Capital Securities, 7.78%,
  12/01/26(c)(e)                                       350,000           364,301
--------------------------------------------------------------------------------
Tokai Preferred Capital Co.
  LLC-Series A, Bonds, 9.98%(c)(e)(f)                   25,000            25,434
================================================================================
                                                                         389,735
================================================================================

BROADCASTING & CABLE TV-2.06%

Comcast Cable Communications
  Holdings Inc., Sr. Unsec. Gtd.
  Global Notes, 9.46%, 11/15/22(c)                     167,000           201,457
--------------------------------------------------------------------------------
Comcast Holdings Corp., Sr. Gtd.
  Sub. Notes, 10.63%, 07/15/12(c)                      130,000           155,077
--------------------------------------------------------------------------------
Cox Communications Inc., Sr. Unsec.
  Notes, 6.40%, 08/01/08(c)                             70,000            70,695
--------------------------------------------------------------------------------
  Unsec. Notes, 3.88%, 10/01/08(c)                     350,000           349,892
--------------------------------------------------------------------------------
Cox Enterprises, Inc., Sr. Unsec.
  Notes, 7.88%, 09/15/10(c)(e)                          35,000            37,874
--------------------------------------------------------------------------------
Time Warner Entertainment Co.
  L.P., Sr. Unsec. Gtd. Notes,
  10.15%, 05/01/12(c)                                  280,000           313,300
================================================================================
                                                                       1,128,295
================================================================================

CONSUMER FINANCE-0.85%

Capital One Capital III, Jr.
  Gtd. Sub. Notes, 7.69%,
  08/15/36(c)                                           50,000            39,007
================================================================================


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

SLM Corp.,
  Sr. Unsec. Floating Rate Medium Term Notes,
  2.83%, 04/14/08(c)(g)                        $       220,000   $       216,869
--------------------------------------------------------------------------------
  Series A,
  Sr. Unsec. Unsub. Medium Term Notes,
  3.95%, 08/15/08(c)                                   220,000           212,003
================================================================================
                                                                         467,879
================================================================================

DIVERSIFIED BANKS-2.26%

Bangkok Bank PCL (Hong Kong),
  Unsec. Sub. Notes, 9.03%, 03/15/29(c)(e)              60,000            63,381
--------------------------------------------------------------------------------
BankAmerica Institutional-Series
  A, Jr. Unsec. Gtd. Sub. Trust Pfd.
  Capital Securities, 8.07%, 12/31/26(c)(e)            100,000           104,231
--------------------------------------------------------------------------------
BBVA International Preferred S.A.
  Unipersonal (Spain), Jr. Unsec.
  Gtd. Sub. Notes, 5.92% (c)(e)(f)                      40,000            33,884
--------------------------------------------------------------------------------
Centura Capital Trust I, Gtd.
  Trust Pfd. Capital Securities,
  8.85%, 06/01/27(c)(e)                                 50,000            52,537
--------------------------------------------------------------------------------
First Union Institutional Capital
  I, Jr. Unsec. Gtd. Sub. Trust
  Pfd. Capital Securities, 8.04%,
  12/01/26(c)                                          100,000           103,744
--------------------------------------------------------------------------------
Lloyds TSB Bank PLC (United
  Kingdom)-Series 1, Unsec. Sub.
  Floating Rate Euro Notes, 5.13%
  (c)(f)(g)                                            130,000            82,550
--------------------------------------------------------------------------------
Mizuho Financial Group Cayman
  Ltd. (Cayman Islands), Jr.
  Unsec. Gtd. Sub. Second Tier
  Euro Bonds, 8.38% (c)(f)                              30,000            29,897
--------------------------------------------------------------------------------
National Bank of Canada (Canada),
  Floating Rate Euro Deb., 3.19%,
  08/29/87(c)(g)                                        60,000            40,412
--------------------------------------------------------------------------------
National Westminster Bank PLC
  (United Kingdom)-Series B,
  Unsec. Sub. Floating Rate Euro
  Notes, 3.25% (c)(f)(g)                               100,000            68,503
--------------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec.
  Sub. Bonds, 8.25%, 11/01/24(c)                        50,000            58,556
--------------------------------------------------------------------------------
RBD Capital S.A. (Luxembourg),
  Euro Notes, 6.50%, 08/11/08(c)                       100,000           100,246
--------------------------------------------------------------------------------
RBS Capital Trust III, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Global
  Notes, 5.51% (c)(f)                                   60,000            49,516
--------------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp.
  (Japan), Sub. Second Tier Euro
  Notes, 8.15% (c)(f)                                   90,000            91,260
--------------------------------------------------------------------------------
U.S. Bank N.A., Sr. Unsec. Medium
  Term Notes, 5.92%, 05/25/12(c)                       160,369           174,007
--------------------------------------------------------------------------------
Wachovia Capital Trust V, Jr.
  Unsec. Gtd. Sub. Trust Pfd.
  Capital Securities, 7.97%,
  06/01/27(c)(e)                                       180,000           186,406
================================================================================
                                                                       1,239,130
================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-0.44%

Erac USA Finance Co.
  Sr. Unsec. Gtd. Notes,
  7.00%, 10/15/37(c)(e)                                140,000           114,308
--------------------------------------------------------------------------------
  Unsec. Gtd. Notes,
  5.80%, 10/15/12(c)(e)                                130,000           127,161
================================================================================
                                                                         241,469
================================================================================


See accompanying notes which are an integral part of this schedule.

AIM V.I. BASIC BALANCED FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
DIVERSIFIED METALS & MINING-0.11%

Reynolds Metals Co., Sr. Unsec.
  Unsub. Medium Term Notes,
  7.00%, 05/15/09(c)                           $        58,000   $        59,246
--------------------------------------------------------------------------------
ELECTRIC UTILITIES-0.61%

Entergy Gulf States Inc., Sec.
  First Mortgage Bonds, 3.60%,
  06/01/08(c)                                           80,000            79,910
--------------------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series
  G, Sr. Unsec. Notes, 7.75%,
  10/01/08(c)                                          160,000           162,829
--------------------------------------------------------------------------------
Ohio Edison Co., Sr. Unsec. Global                      90,000            90,030
  Notes, 4.00%, 05/01/08(c)
================================================================================
                                                                         332,769
================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.20%

Thomas & Betts Corp., Medium Term

  Notes, 6.63%, 05/07/08(c)                            110,000           110,011
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.13%

Waste Management Inc., Sr. Unsec.
  Unsub. Notes, 6.50%, 11/15/08(c)                      70,000            71,181
================================================================================

HOMEBUILDING-0.29%

D.R. Horton Inc., Sr. Unsec. Gtd.
  Unsub. Notes, 5.00%, 01/15/09(c)                     165,000           159,831
================================================================================

HOUSEWARES & SPECIALTIES-0.07%

Newell Rubbermaid Inc.-Series A,
  Sr. Unsec. Unsub. Putable
  Medium Term Notes, 6.35%,
  07/15/08(c)                                           40,000            40,241
================================================================================

INDUSTRIAL REIT'S-0.04%

ProLogis, Sr. Unsec. Unsub.
  Notes, 7.10%, 04/15/08(c)                             20,000            20,006
================================================================================

INTEGRATED OIL & GAS-0.60%

Husky Oil Ltd. (Canada), Unsec.
  Sub. Yankee Capital Securities,
  8.90%, 08/15/28(c)                                   325,000           329,183
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.02%

AT & T Inc., Sr. Unsec. Unsub.
  Global Bonds, 5.50%, 02/01/18(c)                      30,000            29,372
--------------------------------------------------------------------------------
Southwestern Bell Telephone L.P.,
  Sr. Unsec. Gtd. Unsub. Deb.,
  7.20%, 10/15/26(c)                                   110,000           113,445
--------------------------------------------------------------------------------
Verizon Communications, Inc., Sr.
  Unsec. Notes, 6.40%, 02/15/38(c)                      40,000            38,927
--------------------------------------------------------------------------------
Verizon New York Inc., Sr. Unsec.
  Bonds, 7.00%, 12/01/33(c)                             90,000            88,894
--------------------------------------------------------------------------------
Verizon Virginia Inc.-Series A,
  Sr. Unsec. Global Bonds, 4.63%,
  03/15/13(c)                                          170,000           165,677
--------------------------------------------------------------------------------
Windstream Georgia Communications
  Corp., Sr. Unsec. Deb., 6.50%,
  11/15/13(c)                                          117,000           121,062
================================================================================
                                                                         557,377
================================================================================

INTERNET RETAIL-0.11%

Expedia, Inc., Sr. Unsec. Gtd.
  Putable Global Notes, 7.46%,
  08/15/13(c)                                           60,000            62,425
================================================================================


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-1.23%
Bear Stearns Cos. Inc., (The),
  Floating Rate Notes, 4.33%,
  07/19/10(c)(g)                               $       180,000   $       160,326
--------------------------------------------------------------------------------
Jefferies Group, Inc.
  Sr. Unsec. Deb.,
  5.88%, 06/08/14(c)                                   230,000           232,760
--------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  6.45%, 06/08/27(c)                                    50,000            42,663
--------------------------------------------------------------------------------
Lehman Brothers Holdings
  Inc.-Series I, Sr. Floating
  Rate Medium Term Notes, 2.73%,
  11/24/08(c)(g)                                        40,000            38,366
--------------------------------------------------------------------------------
Morgan Stanley-Series F, Sr.
  Unsec. Medium Term Global
  Notes, 5.95%, 12/28/17(c)                            100,000            96,837
--------------------------------------------------------------------------------
SB Treasury Co. LLC-Series A, Jr.
  Sub. Trust Pfd. Capital
  Securities, 9.40% (c)(e)(f)                          100,000           100,755
================================================================================
                                                                         671,707
================================================================================

LEISURE FACILITIES-0.12%

International Speedway Corp., Sr.
  Unsec. Gtd. Notes, 4.20%,
  04/15/09(c)                                           65,000            65,310
================================================================================

LIFE & HEALTH INSURANCE-0.39%

Prudential Holdings, LLC-Series
  B, Sr. Sec. Bonds,
  (INS-Financial Security
  Assurance Inc.) 7.25%,
  12/18/23(c)(d)(e)                                    190,000           211,664
================================================================================

MORTGAGE REIT'S-0.14%

iStar Financial Inc., Sr. Unsec.
  Notes, 8.75%, 08/15/08(c)                             81,000            78,611
================================================================================

MULTI-UTILITIES-0.41%

Dominion Capital Trust I, Jr.
  Unsec. Gtd. Sub. Trust Pfd.
  Capital Securities, 7.83%,
  12/01/27(c)                                          140,000           146,077
--------------------------------------------------------------------------------
Midamerican Energy Holdings Co.,
  Sr. Unsec. Notes, 7.52%,
  09/15/08(c)                                           80,000            81,260
================================================================================
                                                                         227,337
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.41%

BankAmerica Capital II-Series 2,
  Jr. Unsec. Gtd. Sub. Trust Pfd.
  Capital Securities, 8.00%,
  12/15/26(c)                                           80,000            83,149
--------------------------------------------------------------------------------
BankAmerica Capital III, Jr.
  Unsec. Gtd. Sub. Floating Rate
  Trust Pfd. Capital Securities,
  4.83%, 01/15/27(c)(g)                                137,000           107,549
--------------------------------------------------------------------------------
Capmark Financial Group Inc., Sr.
  Unsec. Gtd. Floating Rate
  Notes, 3.75%, 05/10/10(c)(e)(g)                      240,000           168,156
--------------------------------------------------------------------------------
Countrywide Home Loans, Inc.-Series
  L, Unsec. Gtd. Unsub. Medium Term
  Global Notes, 3.25%, 05/21/08(c)                     420,000           417,900
--------------------------------------------------------------------------------
Lazard Group, Sr. Unsec. Global
  Notes, 6.85%, 06/15/17(c)                             70,000            66,564
--------------------------------------------------------------------------------
Mantis Reef Ltd. (Cayman
  Islands), Notes, 4.69%,
  11/14/08(c)(e)                                       355,000           359,437
--------------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series
  A, Unsec. Sub. Bonds, 9.87%
  (c)(e)(f)                                            315,000           320,182
--------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM V.I. BASIC BALANCED FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

NB Capital Trust II, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Capital
  Securities, 7.83%, 12/15/26(c)                  $     50,000      $     51,797
--------------------------------------------------------------------------------
Old Mutual Capital Funding L.P.
  (United Kingdom), Gtd. Euro
  Bonds, 8.00% (c)(f)                                  130,000           122,850
--------------------------------------------------------------------------------
Pemex Finance Ltd.
  (Mexico)-Series 1999-2, Class
  A1, Global Bonds, 9.69%,
  08/15/09(c)                                          168,000           173,415
--------------------------------------------------------------------------------
Regional Diversified Funding, Sr.
  Notes, 9.25%, 03/15/30 (c)(e)                        143,333           165,173
--------------------------------------------------------------------------------
Residential Capital LLC, Sr.
  Unsec. Gtd. Unsub. Floating
  Rate Notes, 3.49%,
  06/09/08(c)(g)                                       405,000           320,456
--------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust,
  Floating Rate Pass Through Ctfs.,
  4.06%  (Acquired 12/07/04; Cost
  $90,000) (c)(e)(f)(g)(h)                              90,000             9,094
--------------------------------------------------------------------------------
Two-Rock Pass-Through Trust
  (Bermuda), Floating Rate Pass
  Through Ctfs., 4.04%  (Acquired
  11/10/06; Cost $100,118)
  (c)(e)(f)(g)(h)                                      100,000            10,105
--------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Japan),
  Unsec. Gtd. Sub. Euro Bonds,
  8.75% (c)(f)                                          40,000            40,136
================================================================================
                                                                       2,415,963
================================================================================

PAPER PACKAGING-0.29%

Sealed Air Corp., Sr. Unsec. Unsub.
  Notes, 5.38%, 04/15/08(c)(e)                         160,000           160,096
================================================================================

PAPER PRODUCTS-0.06%

International Paper Co., Sr.
  Unsec. Unsub. Notes, 5.13%,
  11/15/12(c)                                           30,000            30,255
================================================================================

PROPERTY & CASUALTY INSURANCE-1.74%

First American Capital Trust I,
  Gtd. Trust Pfd. Capital
  Securities, 8.50%, 04/15/12(c)                       285,000           322,828
--------------------------------------------------------------------------------
North Front Pass-Through Trust,
  Sec. Pass Through Ctfs., 5.81%,
  12/15/24(c)(e)                                       100,000            95,531
--------------------------------------------------------------------------------
Oil Casualty Insurance Ltd.
  (Bermuda), Unsec. Gtd. Bonds,
  8.00%, 09/15/34(c)(e)                                200,000           184,638
--------------------------------------------------------------------------------
Oil Insurance Ltd., Notes, 7.56%
  (c)(e)(f)                                            360,000           332,636
--------------------------------------------------------------------------------
QBE Capital Funding II L.P.
  (Australia), Gtd. Sub. Bonds,
  6.80% (c)(e)(f)                                       20,000            18,992
================================================================================
                                                                         954,625
================================================================================

REGIONAL BANKS-1.51%

Cullen/Frost Capital Trust I, Jr.
  Unsec. Gtd. Sub. Floating Rate
  Deb., 4.63%, 03/01/34(c)(g)                          200,000           186,386
--------------------------------------------------------------------------------
PNC Capital Trust C, Unsec. Gtd.
  Sub. Floating Rate Trust Pfd.
  Capital Securities, 3.65%,
  06/01/28(c)(g)                                       100,000            86,006
--------------------------------------------------------------------------------
Silicon Valley Bank, Unsec. Sub.
  Notes, 6.05%, 06/01/17(c)                            110,000           109,233
--------------------------------------------------------------------------------
TCF National Bank, Sub. Notes,
  5.00%, 06/15/14(c)                                    60,000            62,090
--------------------------------------------------------------------------------


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

Western Financial Bank, Unsec.
  Sub. Deb., 9.63%, 05/15/12(c)                $       360,000   $       383,494
================================================================================
                                                                         827,209
================================================================================

REINSURANCE-0.07%

Stingray Pass-Through Trust, Pass
  Through Ctfs., 5.90%, 01/12/15
  (Acquired 01/07/05-11/03/05; Cost
  $196,920)(e)(h)                                      200,000            41,000
================================================================================

RESIDENTIAL REIT'S-0.05%

AvalonBay Communities Inc., Sr.
  Unsec. Medium Term Notes, 8.25%,
  07/15/08(c)                                           30,000            30,231
================================================================================

RESTAURANTS-0.27%

Darden Restaurants Inc., Sr. Unsec.
  Notes, 5.63%, 10/15/12(c)                             50,000            49,926
--------------------------------------------------------------------------------
Yum! Brands Inc., Sr. Unsec. Notes,
  7.65%, 05/15/08(c)                                   100,000           100,394
================================================================================
                                                                         150,320
================================================================================

SPECIALIZED FINANCE-0.60%

CIT Group Inc.,

  Sr. Unsec. Floating Rate Medium Term Notes,
  3.30%, 05/23/08(c)(g)                                130,000           127,088
--------------------------------------------------------------------------------
  Sr. Unsec. Global Medium Term Notes,
  4.00%, 05/08/08(c)                                    80,000            78,408
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub.  Medium Term Notes,
  4.75%, 08/15/08(c)                                   130,000           122,232
================================================================================
                                                                         327,728
================================================================================

SPECIALIZED REIT'S-0.57%

HCP, Inc.,

  Sr. Unsec. Floating Rate Medium Term Notes,
  3.25%, 09/15/08(c)(g)                                140,000           136,912
--------------------------------------------------------------------------------
  Sr. Unsec. Medium Term Notes,
  6.70%, 01/30/18(c)                                   100,000            86,099
--------------------------------------------------------------------------------
Health Care REIT Inc., Sr. Unsec.
  Notes, 5.88%, 05/15/15(c)                            100,000            91,688
================================================================================
                                                                         314,699
================================================================================

SPECIALTY CHEMICALS-0.10%

Valspar Corp.,
  Sr. Unsec. Unsub. Notes,
  5.63%, 05/01/12(c)                                    25,000            25,184
--------------------------------------------------------------------------------
  6.05%, 05/01/17(c)                                    30,000            27,847
================================================================================
                                                                          53,031
================================================================================

TRADING COMPANIES & DISTRIBUTORS-0.11%

Western Power Distribution
  Holdings Ltd. (United Kingdom),
  Sr. Unsec. Unsub. Notes, 7.38%,
  12/15/28(c)(e)                                        50,000            58,388
================================================================================

TRUCKING-0.66%

Roadway Corp., Sr. Sec. Gtd.
  Global Notes, 8.25%, 12/01/08(c)                     230,000           221,545
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM V.I. BASIC BALANCED FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
TRUCKING-(CONTINUED)

Stagecoach Transport Holdings PLC
  (United Kingdom), Unsec. Unsub.
  Yankee Notes, 8.63%, 11/15/09(c)             $       130,000   $       140,062
================================================================================
                                                                         361,607
================================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.26%

Alamosa Delaware Inc., Sr. Unsec.
  Gtd. Global Notes, 8.50%,
  01/31/12(c)                                          290,000           261,917
--------------------------------------------------------------------------------
Nextel Communications, Inc.-Series
  D, Sr. Unsec. Gtd. Notes, 7.38%,
  08/01/15(c)                                          250,000           193,425
--------------------------------------------------------------------------------
Sprint Nextel Corp., Sr. Unsec.
  Bonds, 9.25%, 04/15/22(c)                            140,000           119,687
--------------------------------------------------------------------------------
US Unwired Inc.-Series B, Sr.
  Sec. Gtd. Unsub. Second
  Priority Global Notes, 10.00%,
  06/15/12(c)                                          125,000           115,909
================================================================================
                                                                         690,938
================================================================================
    Total Bonds & Notes (Cost
      $14,093,211)                                                    13,033,400
================================================================================

U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED
  SECURITIES-13.25%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-4.14%

Pass Through Ctfs.,

  7.00%, 06/01/15 to 06/01/32(c)                       106,015           112,491
--------------------------------------------------------------------------------
  6.00%, 04/01/16 to 11/01/33(c)                       406,488           419,435
--------------------------------------------------------------------------------
  5.50%, 10/01/18 to 02/01/37(c)                       204,446           209,617
--------------------------------------------------------------------------------
  7.50%, 11/01/30 to 05/01/31(c)                        17,727            19,185
--------------------------------------------------------------------------------
  6.50%, 05/01/32 to 08/01/32(c)                        27,563            28,780
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 04/01/38(c)(i)                                553,000           547,556
--------------------------------------------------------------------------------
  5.50%, 04/01/38(c)(i)                                125,000           126,231
--------------------------------------------------------------------------------
  6.00%, 04/01/38(c)(i)                                785,000           804,993
================================================================================
                                                                       2,268,288
================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-7.09%

Pass Through Ctfs.,
  6.50%, 04/01/14 to 10/01/35(c)                       419,055           438,377
--------------------------------------------------------------------------------
  7.50%, 11/01/15 to 03/01/31(c)                       100,371           109,886
--------------------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32(c)                        60,674            64,331
--------------------------------------------------------------------------------
  6.00%, 01/01/17 to 03/01/37(c)                         5,857             6,031
--------------------------------------------------------------------------------
  6.00%, 05/01/17(c)(j)                                 80,748            83,356
--------------------------------------------------------------------------------
  5.00%, 04/01/18(c)                                   198,620           201,466
--------------------------------------------------------------------------------
  4.50%, 11/01/18(c)                                    87,792            87,773
--------------------------------------------------------------------------------
  5.50%, 03/01/21(c)                                     1,514             1,547
--------------------------------------------------------------------------------
  8.00%, 08/01/21 to 12/01/23(c)                        21,089            22,880
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 04/01/23 to 04/01/38(c)(i)                  1,651,000         1,669,740
--------------------------------------------------------------------------------
  6.00%, 04/01/23 to
  04/01/38(c)(i)                                       712,000           730,277
--------------------------------------------------------------------------------
  7.00%, 04/01/38(c)(i)                                451,000           473,409
================================================================================
                                                                       3,889,073
================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-2.02%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 10/15/31(c)                        32,431            34,953
--------------------------------------------------------------------------------
  8.50%, 11/15/24(c)                                    58,217            64,436
================================================================================


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-(CONTINUED)

  8.00%, 08/15/25(c)                                $    9,814      $     10,761
--------------------------------------------------------------------------------
  6.50%, 03/15/29 to 01/15/37(c)                       391,125           411,851
--------------------------------------------------------------------------------
  6.00%, 09/15/31 to 05/15/33(c)                       259,405           268,987
--------------------------------------------------------------------------------
  5.50%, 12/15/33 to 02/15/34(c)                       188,461           192,657
--------------------------------------------------------------------------------
  7.00%, 06/15/37(c)                                   117,871           124,173
================================================================================
                                                                       1,107,818
================================================================================
  Total U.S. Government Sponsored
    Mortgage-Backed Securities (Cost
    $7,180,686)                                                        7,265,179
================================================================================


                                                    SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS-3.56%

LIFE & HEALTH INSURANCE-0.15%

Aegon N.V. (Netherlands), 6.38%
  Pfd.                                                   4,100            83,230
================================================================================

OFFICE SERVICES & SUPPLIES-1.06%

Pitney Bowes International
  Holdings Inc., -Series D,
  4.85% Pfd.(c)(g)                                           6           582,997
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.16%

Auction Pass Through Trust ,
  Series 2007-T2, Class A1, 7.79% Pfd.
  (Acquired 12/14/07; Cost
  $600,000)(e)(g)(h)(k)                                      8           594,004
--------------------------------------------------------------------------------
  Series 2007-T3, Class A, 8.70% Pfd.
  (Acquired 10/22/07; Cost $600,000)
  (e)(g)(h)(k)                                               8           588,004
================================================================================
                                                                       1,182,008
================================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.19%

Telephone & Data Systems, Inc.
  -Series A, 7.60% Pfd.                                  5,000           104,300
================================================================================
    Total Preferred Stocks (Cost
      $2,009,080)                                                      1,952,535
================================================================================


                                                  PRINCIPAL
                                                    AMOUNT
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-1.98%

COLLATERALIZED MORTGAGE OBLIGATIONS-0.62%

Federal Home Loan Bank-Series
  TQ-2015, Class A, Pass Through
  Ctfs., 5.07%, 10/20/15(c)                       $    105,501           110,240
--------------------------------------------------------------------------------
Morgan Stanley Capital I-Series
  2008-T29, Class A1, Pass Through
  Ctfs., 6.23%, 01/11/43 (Acquired
  02/13/08, Cost $59,115)(e)(h)                         59,568            60,111
--------------------------------------------------------------------------------
Option One Mortgage Securities
  Corp.-Series 2007-4A, Floating
  Rate Notes, 2.70%, 04/25/12
  (Acquired 05/11/07; Cost
  $47,465)(e)(g)(h)                                     47,465            43,668
--------------------------------------------------------------------------------
Structured Asset Securities
  Corp.-Series 2007-OSI, Class
  A2, Floating Rate Pass Through
  Ctfs., 2.69%, 06/25/37(c)(g)                         134,405           122,277
================================================================================
                                                                         336,296
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM V.I. BASIC BALANCED FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.36%

Citicorp Lease Pass-Through
  Trust-Series 1999-1, Class A2,
  Pass Through Ctfs., 8.04%,
  12/15/19(c)(e)                               $       325,000   $       359,745
--------------------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A,
  Sr. Sec. Notes, 5.14%, 04/15/15
  (Acquired 07/14/05; Cost
  $484,024)(e)(h)                                      484,024           386,977
================================================================================
                                                                         746,722
================================================================================
   Total Asset-Backed Securities
     (Cost $1,189,427)                                                 1,083,018
================================================================================

U.S. GOVERNMENT SPONSORED AGENCY
  SECURITIES-0.79%

  FEDERAL NATIONAL MORTGAGE
    ASSOCIATION (FNMA)-0.37%

Sr. Unsec. Floating Rate
  Global Notes,  5.22%,
  02/17/09(c)(g)                                       200,000           202,126
================================================================================

STUDENT LOAN MARKETING ASSOCIATION-0.42%

  Series A,
  Sr. Unsec. Unsub. Medium Term Notes,
  4.00%, 01/15/09(c)                                   100,000            91,554
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Floating Rate Medium Term Notes,
  1.82%, 12/15/08(c)(g)                                 90,000            87,949
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Medium                              70,000            51,510
  Term Notes,  5.05%,
  11/14/14(c)
================================================================================
                                                                         231,013
================================================================================
   Total U.S. Government Sponsored
     Agency Securities (Cost $449,264)                                   433,139
================================================================================

CERTIFICATE OF DEPOSIT-0.38%

THRIFTS & MORTGAGE FINANCE-0.38%

Washington Mutual, Inc., 3.98%,
  04/18/08  (Cost $209,601)(c)(g)                      210,000           210,032
================================================================================

MUNICIPAL OBLIGATIONS-0.35%

Detroit (City of), Michigan; Series
  2005 A-1, Taxable Capital
  Improvement Limited Tax GO,
  (INS-Ambac Assurance Corp.)
  4.96%, 04/01/20 (c)(d)                                65,000            62,016
--------------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project 3);
  Series 2003, Taxable Allocation RB,
  (INS-MBIA Insurance Corp.) 6.10%,
  05/01/24 (c)(d)                                      125,000           127,520
================================================================================
   Total Municipal Obligations
     (Cost $192,811)                                                     189,536
================================================================================


                                                    SHARES
--------------------------------------------------------------------------------

MONEY MARKET FUNDS-1.51%

Liquid Assets Portfolio
  -Institutional Class(l)                              413,187           413,187
--------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class(l)                              413,187           413,187
================================================================================
   Total Money Market Funds (Cost                                        826,374
     $826,374)
================================================================================
TOTAL INVESTMENTS-108.28% (Cost $60,036,945)                          59,358,038
================================================================================
OTHER ASSETS LESS LIABILITIES-(8.28)%                                (4,538,392)
================================================================================
NET ASSETS-100.00%                                           $        54,819,646
________________________________________________________________________________
================================================================================


Investment Abbreviations:

ADR    -- American Depositary Receipt
Ctfs.  -- Certificates
Deb.   -- Debentures
GO     -- General Obligation Bonds
Gtd.   -- Guaranteed
INS    -- Insurer
Jr.    -- Junior
LILACS -- Life Insurance and Life Annuities Based Charitable Securities
Pfd.   -- Preferred
RB     -- Revenue Bonds
REIT   -- Real Estate Investment Trust
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
TBA    -- To Be Announced
Unsec. -- Unsecured
Unsub. -- Unsubordinated


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2008 was $22,265,545, which represented 40.62% of the Fund's Net Assets. See
     Note 1A.

(d) Principal and/or interest payments are secured by the bond insurance company listed.

(e) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2008 was $5,531,776, which represented 10.09% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(f)  Perpetual bond with no specified maturity date.

(g) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2008.

(h) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2008 was $1,732,963, which represented 3.16% of the Fund's Net Assets.

(i) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(j) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(k) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at March 31, 2008 was $1,182,008, which represented 2.16% of the Fund's Net Assets. See Note 1A.

(l) The money market fund and the Fund are affiliated by having the same investment advisor.



See accompanying notes which are an integral part of this schedule.

AIM V.I. BASIC BALANCED FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. BASIC BALANCED FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS - The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

          Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

          At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

AIM V.I. BASIC BALANCED FUND

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a

AIM V.I. BASIC BALANCED FUND


     notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM V.I. BASIC BALANCED FUND


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                   INVESTMENTS   OTHER FINANCIAL
INPUT LEVEL                                       IN SECURITIES    INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1                                           $  35,378,729  $        19,871
--------------------------------------------------------------------------------
Level 2                                              23,979,309         (338,084)
--------------------------------------------------------------------------------
Level 3                                                      --               --
================================================================================
                                                  $  59,358,038  $      (318,213)
________________________________________________________________________________
================================================================================

* Other financial instruments include futures and swap contracts, which are included at the unrealized appreciation/(depreciation) of the instruments.

NOTE 3 -- FUTURES CONTRACTS

On March 31, 2008, U.S. Government Sponsored Mortgage-Backed obligations with a value of $83,343 were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------
                            NUMBER OF      MONTH/         VALUE      UNREALIZED
CONTRACT                    CONTRACTS    COMMITMENT      03/31/08   APPRECIATION
--------------------------------------------------------------------------------
U.S. Treasury Long Bonds        5       June-08/Long   $   593,984      $18,465
--------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes      7      June-08/Short    (1,502,593)       1,406
================================================================================
                                                       $  (908,609)     $19,871
________________________________________________________________________________
================================================================================

AIM V.I. BASIC BALANCED FUND


NOTE 4 -- CREDIT DEFAULT SWAP AGREEMENTS

                            OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD END
---------------------------------------------------------------------------------------------------------
                                                                                 NOTIONAL    UNREALIZED
                                           BUY/SELL   (PAY)/RECEIVE  EXPIRATION   AMOUNT    APPRECIATION
COUNTERPARTY          REFERENCE ENTITY    PROTECTION    FIXED RATE       DATE     (000)    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
Lehman Brothers    CDX North America         Sell
Special Financing  Investment Grade
Inc.               High Volatility Index                  0.75%(a)     06/20/12  $  2,250  $     (148,714)
---------------------------------------------------------------------------------------------------------
Lehman Brothers    MBIA, Inc.                Sell
Special Financing
Inc.                                                      1.90%        09/20/08       600         (39,471)
---------------------------------------------------------------------------------------------------------
Lehman Brothers    Residential Capital,      Sell
Special Financing  LLC
Inc.                                                      2.75%        09/20/08       100         (19,265)
---------------------------------------------------------------------------------------------------------
Lehman Brothers    Residential Capital,      Sell
Special Financing  LLC
Inc.                                                      6.80%        09/20/08       200         (35,333)
---------------------------------------------------------------------------------------------------------
Merrill Lynch      AMBAC Financial           Sell
International      Group, Inc.                            2.30%        12/20/08       330         (32,641)
---------------------------------------------------------------------------------------------------------
Merrill Lynch      AMBAC Financial           Sell
International      Group, Inc.                            6.75%        12/20/08       165         (11,415)
---------------------------------------------------------------------------------------------------------
Merrill Lynch      Assured Guaranty Ltd.     Sell
International                                             5.00%        03/20/09       130            (857)
---------------------------------------------------------------------------------------------------------
Merrill Lynch      CIT Group Inc.            Sell
International                                             2.40%        09/20/08       155         (10,142)
---------------------------------------------------------------------------------------------------------
Merrill Lynch      CIT Group Inc.            Sell         2.50%        09/20/08        70          (4,549)
International
---------------------------------------------------------------------------------------------------------
Merrill Lynch      Lehman Brothers           Sell         0.90%        09/20/08       295          (4,207)
International      Holdings, Inc.
---------------------------------------------------------------------------------------------------------
UBS AG             AMBAC Financial           Sell
                   Group, Inc.                            5.10%        12/20/08       165         (13,234)
---------------------------------------------------------------------------------------------------------
UBS AG             AMBAC Financial           Sell
                   Group, Inc.                           11.00%        12/20/08       150          (6,118)
---------------------------------------------------------------------------------------------------------
UBS AG             American                  Sell
                   International Group,
                   Inc.                                   2.20%        06/20/08       145              41
---------------------------------------------------------------------------------------------------------
UBS AG             MBIA, Inc.                Sell         7.10%        12/20/08       180         (11,703)
---------------------------------------------------------------------------------------------------------
UBS AG             Pulte Homes, Inc.         Sell         4.20%        12/20/08       330            (476)
=========================================================================================================
  TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                           $  5,265  $     (338,084)
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Unamortized premium at period end of $72,691

AIM V.I. BASIC BALANCED FUND


NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $9,166,682 and $12,911,160, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                $   5,118,766
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (5,999,099)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities       $    (880,333)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $60,238,371.

                            AIM V.I. BASIC VALUE FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2008


                         [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--


invescoaim.com                  VIBVA-QTR-1 03/08     Invesco Aim Advisors, Inc.

AIM V.I. BASIC VALUE FUND


SCHEDULE OF INVESTMENTS(a)
March 31, 2008
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-97.21%

ADVERTISING-5.28%

Interpublic Group of Cos., Inc. (The) (b)            1,866,893   $    15,700,570
--------------------------------------------------------------------------------
Omnicom Group Inc.                                     332,061        14,670,455
================================================================================
                                                                      30,371,025
================================================================================

APPAREL RETAIL-1.65%

Gap, Inc. (The)                                        480,840         9,462,931
================================================================================

AUTO PARTS & EQUIPMENT-0.13%

WABCO Holdings Inc.                                     16,595           757,064
================================================================================

BREWERS-2.84%

Molson Coors Brewing Co. -Class B                      310,090        16,301,431
================================================================================

COMPUTER HARDWARE-3.19%

Dell Inc. (b)                                          921,759        18,361,439
================================================================================

CONSTRUCTION MATERIALS-2.99%

Cemex S.A.B. de C.V. -ADR (Mexico)(b)(c)               658,468        17,199,184
================================================================================

CONSUMER FINANCE-1.55%

SLM Corp.                                              581,267         8,922,448
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.33%

Western Union Co.                                      899,618        19,134,875
================================================================================

DEPARTMENT STORES-1.26%

Kohl's Corp. (b)                                       168,700         7,235,543
================================================================================

DIVERSIFIED BANKS-0.68%

Wachovia Corp.                                         144,474         3,900,798
================================================================================

ELECTRONIC MANUFACTURING SERVICES-0.98%

Tyco Electronics Ltd.                                  164,365         5,641,007
================================================================================

GENERAL MERCHANDISE STORES-2.41%

Target Corp.                                           273,303        13,850,996
================================================================================

HEALTH CARE DISTRIBUTORS-2.75%

Cardinal Health, Inc.                                  300,496        15,779,045
================================================================================

HOME IMPROVEMENT RETAIL-2.82%

Home Depot, Inc. (The)                                 579,695        16,214,069
================================================================================

HOUSEHOLD APPLIANCES-2.03%

Whirlpool Corp. (c)                                    134,400        11,663,232
================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-2.89%

Robert Half International, Inc.                        646,170        16,632,416
================================================================================

INDUSTRIAL CONGLOMERATES-4.12%

General Electric Co.                                   331,653        12,274,478
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-(CONTINUED)

Tyco International Ltd.                                259,269   $    11,420,799
================================================================================
                                                                      23,695,277
================================================================================

INDUSTRIAL MACHINERY-2.68%

Illinois Tool Works Inc.                               318,847        15,377,991
================================================================================

INSURANCE BROKERS-1.90%

Marsh & McLennan Cos., Inc.                            448,636        10,924,287
================================================================================

INVESTMENT BANKING & BROKERAGE-4.04%

Merrill Lynch & Co., Inc.                              270,164        11,006,482
--------------------------------------------------------------------------------
Morgan Stanley                                         266,583        12,182,843
================================================================================
                                                                      23,189,325
================================================================================

LIFE SCIENCES TOOLS & SERVICES-1.90%

Waters Corp. (b)                                       196,023        10,918,481
================================================================================

MANAGED HEALTH CARE-3.85%

UnitedHealth Group Inc.                                644,128        22,132,238
================================================================================

MOVIES & ENTERTAINMENT-1.60%

Walt Disney Co. (The)                                  292,279         9,171,715
================================================================================

MULTI-LINE INSURANCE-2.42%

American International Group, Inc.                     321,100        13,887,575
================================================================================

OIL & GAS DRILLING-1.49%

Transocean Inc. (b)                                     63,402         8,571,950
================================================================================

OIL & GAS EQUIPMENT & SERVICES-5.46%

Halliburton Co.                                        409,680        16,112,714
--------------------------------------------------------------------------------
Weatherford International Ltd. (b)                     210,993        15,290,663
================================================================================
                                                                      31,403,377
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.39%

Citigroup Inc.                                         722,797        15,482,312
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                   360,985        15,504,306
================================================================================
                                                                      30,986,618
================================================================================

PACKAGED FOODS & MEATS-1.71%

Unilever N.V.  (Netherlands)                           292,212         9,812,172
================================================================================

PHARMACEUTICALS-3.49%

Sanofi-Aventis  (France)(c)                            152,927        11,472,556
--------------------------------------------------------------------------------
Wyeth                                                  205,922         8,599,303
================================================================================
                                                                      20,071,859
================================================================================

PROPERTY & CASUALTY INSURANCE-1.66%

XL Capital Ltd. -Class A                               323,319         9,554,077
================================================================================

SEMICONDUCTOR EQUIPMENT-3.53%

ASML Holding N.V. (Netherlands)                         44,544         1,095,611
--------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM V.I. BASIC VALUE FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT-(CONTINUED)

KLA-Tencor Corp.                                       516,736   $    19,170,905
================================================================================
                                                                      20,266,516
================================================================================

SEMICONDUCTORS-2.70%

Maxim Integrated Products, Inc.                        760,893        15,514,608
================================================================================

SPECIALIZED FINANCE-3.27%

Moody's Corp. (c)                                      538,992        18,773,091
================================================================================

SYSTEMS SOFTWARE-3.91%

CA Inc.                                                518,897        11,675,183
--------------------------------------------------------------------------------
Microsoft Corp.                                        380,093        10,787,039
================================================================================
                                                                      22,462,222
================================================================================

THRIFTS & MORTGAGE FINANCE-5.31%

Fannie Mae                                             755,470        19,883,971
--------------------------------------------------------------------------------
Washington Mutual, Inc. (c)                          1,030,067        10,609,690
================================================================================
                                                                      30,493,661
================================================================================
  Total Common Stocks & Other Equity
    Interests
    (Cost $529,485,254)                                              558,634,543
================================================================================

MONEY MARKET FUNDS-0.55%

Liquid Assets Portfolio
  -Institutional Class(d)                            1,592,397         1,592,397
--------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class(d)                            1,592,397         1,592,397
================================================================================
  Total Money Market Funds
    (Cost $3,184,794)                                                  3,184,794
================================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-97.76%
  (Cost $532,670,048)                                                561,819,337
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-3.32%

Liquid Assets Portfolio
  -Institutional Class
  (Cost $19,095,890)(d)(e)                          19,095,890        19,095,890
================================================================================
TOTAL INVESTMENTS-101.08%
  (Cost $551,765,938)                                                580,915,227
================================================================================
OTHER ASSETS LESS LIABILITIES-(1.08)%                                 (6,218,311)
================================================================================
NET ASSETS-100.00%                                               $   574,696,916
================================================================================


Investment Abbreviations:

ADR -- American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at March 31, 2008.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.



See accompanying notes which are an integral part of this schedule.

AIM V.I. BASIC VALUE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. BASIC VALUE FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM V.I. BASIC VALUE FUND

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

          Level 1 - Quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                    INVESTMENTS
INPUT LEVEL                                                        IN SECURITIES
--------------------------------------------------------------------------------
Level 1                                                            $ 580,915,227
--------------------------------------------------------------------------------
Level 2                                                                       --
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                   $ 580,915,227
________________________________________________________________________________
================================================================================

AIM V.I. BASIC VALUE FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $127,951,668 and $174,833,183, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    93,479,406
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (67,193,042)
========================================================================================
Net unrealized appreciation of investment securities                     $    26,286,364
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $554,628,863.

                       AIM V.I. CAPITAL APPRECIATION FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            VICAP-QTR-1 03/08           Invesco Aim Advisors, Inc.

AIM V.I. CAPITAL APPRECIATION FUND


SCHEDULE OF INVESTMENTS(A)
March 31, 2008
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-
  96.57%

AEROSPACE & DEFENSE-9.22%

General Dynamics Corp.                               230,100   $    19,183,437
------------------------------------------------------------------------------
Honeywell International Inc.                         253,075        14,278,491
------------------------------------------------------------------------------
Lockheed Martin Corp.                                 28,672         2,847,130
------------------------------------------------------------------------------
Precision Castparts Corp.                            227,771        23,250,864
------------------------------------------------------------------------------
Rockwell Collins, Inc.                                50,954         2,912,021
------------------------------------------------------------------------------
Spirit AeroSystems Holdings Inc.
  -Class A (b)                                       854,305        18,948,485
------------------------------------------------------------------------------
Teledyne Technologies Inc. (b)                       106,926         5,025,522
------------------------------------------------------------------------------
United Technologies Corp.                            295,309        20,323,165
==============================================================================
                                                                   106,769,115
==============================================================================

APPLICATION SOFTWARE-3.95%

Adobe Systems Inc. (b)                               437,386        15,566,568
------------------------------------------------------------------------------
Amdocs Ltd. (b)                                      429,885        12,191,538
------------------------------------------------------------------------------
Autodesk, Inc. (b)                                   306,241         9,640,467
------------------------------------------------------------------------------
Intuit Inc. (b)                                      306,664         8,282,995
==============================================================================
                                                                    45,681,568
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.74%

Ameriprise Financial, Inc.                             8,538           442,695
------------------------------------------------------------------------------
T. Rowe Price Group Inc.                              94,154         4,707,700
------------------------------------------------------------------------------
Waddell & Reed Financial, Inc. -Class A              106,084         3,408,479
==============================================================================
                                                                     8,558,874
==============================================================================

AUTO PARTS & EQUIPMENT-0.75%

BorgWarner, Inc.                                     103,329         4,446,247
------------------------------------------------------------------------------
Johnson Controls, Inc.                               125,480         4,241,224
==============================================================================
                                                                     8,687,471
==============================================================================

BIOTECHNOLOGY-3.66%

Biogen Idec Inc. (b)                                 199,528        12,308,882
------------------------------------------------------------------------------
Celgene Corp. (b)                                    161,601         9,904,525
------------------------------------------------------------------------------
Genentech, Inc. (b)                                   79,229         6,431,810
------------------------------------------------------------------------------
Gilead Sciences, Inc. (b)                            265,569        13,684,771
==============================================================================
                                                                    42,329,988
==============================================================================

CASINOS & GAMING-0.19%

Bally Technologies Inc. (b)                           65,139         2,236,873
==============================================================================

COMMUNICATIONS EQUIPMENT-2.87%

Cisco Systems, Inc. (b)                            1,236,529        29,787,984
------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)                   31,148         3,495,740
==============================================================================
                                                                    33,283,724
==============================================================================

COMPUTER HARDWARE-3.54%

Apple Inc. (b)                                       285,286        40,938,541
==============================================================================

COMPUTER STORAGE & PERIPHERALS-0.51%

Seagate Technology                                   279,443         5,851,536
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING-2.98%

Chicago Bridge & Iron Co. N.V. -New York
  Shares                                             265,701   $    10,426,107
------------------------------------------------------------------------------
Fluor Corp.                                           24,715         3,488,769
------------------------------------------------------------------------------
Foster Wheeler Ltd. (b)                              324,550        18,376,021
------------------------------------------------------------------------------
Jacobs Engineering Group Inc. (b)                     30,869         2,271,650
==============================================================================
                                                                    34,562,547
==============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.70%

Komatsu Ltd. (Japan)(c)                              694,188        19,687,166
==============================================================================

CONSUMER ELECTRONICS-1.07%

Garmin Ltd. (d)                                      229,338        12,386,545
==============================================================================

DIVERSIFIED METALS & MINING-1.41%

BHP Billiton Ltd. (Australia)(c)                     256,317         8,425,077
------------------------------------------------------------------------------
Companhia Vale do Rio Doce -ADR (Brazil)             142,186         4,925,323
------------------------------------------------------------------------------
Titanium Metals Corp. (d)                            198,205         2,982,985
==============================================================================
                                                                    16,333,385
==============================================================================

DRUG RETAIL-0.32%

Longs Drug Stores Corp.                               86,684         3,680,603
==============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.05%

Emerson Electric Co.                                 432,425        22,252,590
------------------------------------------------------------------------------
Woodward Governor Co.                                 54,219         1,448,732
==============================================================================
                                                                    23,701,322
==============================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.84%

Amphenol Corp. -Class A                              259,751         9,675,725
==============================================================================

ELECTRONIC MANUFACTURING SERVICES-0.48%

Trimble Navigation Ltd. (b)                          196,018         5,604,155
==============================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-1.81%

Monsanto Co.                                         112,126        12,502,049
------------------------------------------------------------------------------
Mosaic Co. (The) (b)                                  82,277         8,441,620
==============================================================================
                                                                    20,943,669
==============================================================================

FOOD RETAIL-1.21%

Casey's General Stores, Inc.                         115,203         2,603,588
------------------------------------------------------------------------------
Kroger Co. (The)                                     448,696        11,396,878
==============================================================================
                                                                    14,000,466
==============================================================================

FOOTWEAR-1.10%

Crocs, Inc. (b)                                      148,374        2,592,094
------------------------------------------------------------------------------
NIKE, Inc. -Class B                                  148,652        10,108,336
==============================================================================
                                                                    12,700,430
==============================================================================

HEALTH CARE DISTRIBUTORS-0.83%

AmerisourceBergen Corp.                              101,585         4,162,953
------------------------------------------------------------------------------
McKesson Corp.                                       104,345         5,464,548
==============================================================================
                                                                     9,627,501
==============================================================================



See accompanying notes which are an intergal part of this schedule.

AIM V.I. CAPITAL APPRECIATION FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-1.42%

Baxter International Inc.                            283,649   $    16,400,585
==============================================================================

HEALTH CARE FACILITIES-0.65%

Psychiatric Solutions, Inc. (b)                       37,837         1,283,431
------------------------------------------------------------------------------
VCA Antech, Inc. (b)                                 228,164         6,240,285
==============================================================================
                                                                     7,523,716
==============================================================================

HEALTH CARE SERVICES-1.64%

Express Scripts, Inc. (b)                            149,101         9,590,176
------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. (b)                     54,652         3,683,545
------------------------------------------------------------------------------
Quest Diagnostics Inc.                               125,824         5,696,053
==============================================================================
                                                                    18,969,774
==============================================================================

HEAVY ELECTRICAL EQUIPMENT-1.51%

ABB Ltd. (Switzerland)(c)                            651,193        17,534,839
==============================================================================

HOUSEHOLD PRODUCTS-7.09%

Clorox Co. (The)                                     328,731        18,619,324
------------------------------------------------------------------------------
Colgate-Palmolive Co.                                402,932        31,392,432
------------------------------------------------------------------------------
Procter & Gamble Co. (The)                           458,300        32,113,081
==============================================================================
                                                                    82,124,837
==============================================================================

INDUSTRIAL CONGLOMERATES-2.37%

McDermott International, Inc. (b)                    499,576        27,386,756
==============================================================================

INDUSTRIAL MACHINERY-0.57%

Fanuc Ltd. (Japan)(c)                                 68,400         6,620,235
==============================================================================

INTEGRATED OIL & GAS-4.33%

Exxon Mobil Corp.                                    235,529        19,921,043
------------------------------------------------------------------------------
Marathon Oil Corp.                                   111,380         5,078,928
------------------------------------------------------------------------------
Occidental Petroleum Corp.                           344,225        25,186,943
==============================================================================
                                                                    50,186,914
==============================================================================

INTERNET RETAIL-0.73%

Amazon.com, Inc. (b)                                 118,464         8,446,483
==============================================================================

INTERNET SOFTWARE & SERVICES-3.03%

Google Inc. -Class A (b)                              79,569        35,047,757
==============================================================================

INVESTMENT BANKING & BROKERAGE-0.35%

optionsXpress Holdings Inc.                          197,897         4,098,447
==============================================================================

IT CONSULTING & OTHER SERVICES-1.82%

Accenture Ltd.-Class A                               599,845        21,096,549
==============================================================================

LIFE SCIENCES TOOLS & SERVICES-1.08%

Applera Corp.-Applied Biosystems Group               173,675         5,706,961
------------------------------------------------------------------------------
Varian Inc. (b)                                      118,111         6,840,989
==============================================================================
                                                                    12,547,950
==============================================================================

MANAGED HEALTH CARE-2.56%

Health Net Inc. (b)                                  324,572         9,996,818
------------------------------------------------------------------------------
UnitedHealth Group Inc.                              323,615        11,119,411
------------------------------------------------------------------------------
WellPoint Inc. (b)                                   193,693         8,547,672
==============================================================================
                                                                    29,663,901
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
MARINE-1.11%

Mitsui O.S.K. Lines, Ltd. (Japan)(c)                 495,000   $     6,107,542
------------------------------------------------------------------------------
Nippon Yusen Kabushiki Kaisha (Japan)(c)             715,000         6,740,197
==============================================================================
                                                                    12,847,739
==============================================================================

MULTI-LINE INSURANCE-0.37%

Assurant, Inc.                                        70,532         4,292,578
==============================================================================

OIL & GAS DRILLING-1.64%

Transocean Inc.                                      140,800        19,036,160
==============================================================================

OIL & GAS EQUIPMENT & SERVICES-5.09%

Baker Hughes Inc.                                    154,246        10,565,851
------------------------------------------------------------------------------
Cameron International Corp. (b)                      240,834        10,028,328
------------------------------------------------------------------------------
Gulfmark Offshore, Inc. (b)                           21,800         1,192,896
------------------------------------------------------------------------------
National-Oilwell Varco Inc. (b)                      377,167        22,019,009
------------------------------------------------------------------------------
Schlumberger Ltd.                                    174,061        15,143,307
==============================================================================
                                                                    58,949,391
==============================================================================

OIL & GAS REFINING & MARKETING-1.31%

Valero Energy Corp.                                  309,788        15,213,689
==============================================================================

PACKAGED FOODS & MEATS-1.99%

Campbell Soup Co.                                    133,763         4,541,254
------------------------------------------------------------------------------
Kellogg Co.                                          352,836        18,545,060
==============================================================================
                                                                    23,086,314
==============================================================================

PERSONAL PRODUCTS-0.18%

Chattem, Inc. (b)(d)                                  31,325         2,078,101
==============================================================================

PHARMACEUTICALS-2.18%

Johnson & Johnson                                    241,459        15,663,446
------------------------------------------------------------------------------
Shire PLC (United Kingdom)(e)                         38,893           751,321
------------------------------------------------------------------------------
Shire PLC (United Kingdom)                           454,224         8,774,539
==============================================================================
                                                                    25,189,306
==============================================================================

PROPERTY & CASUALTY INSURANCE-1.87%

ACE Ltd.                                             215,516        11,866,311
------------------------------------------------------------------------------
Chubb Corp. (The)                                    198,449         9,819,257
==============================================================================
                                                                    21,685,568
==============================================================================

PUBLISHING-0.56%

Morningstar, Inc. (b)(d)                             105,213         6,454,818
==============================================================================

SEMICONDUCTORS-1.25%

NVIDIA Corp. (b)                                     296,146         5,860,729
------------------------------------------------------------------------------
Texas Instruments Inc.                               304,970         8,621,502
==============================================================================
                                                                    14,482,231
==============================================================================

SOFT DRINKS-3.52%

Hansen Natural Corp. (b)(d)                          243,410         8,592,373
------------------------------------------------------------------------------
PepsiCo, Inc.                                        445,499        32,165,028
==============================================================================
                                                                    40,757,401
==============================================================================

SYSTEMS SOFTWARE-3.15%

MICROS Systems, Inc. (b)                             265,151         8,924,983
------------------------------------------------------------------------------
Microsoft Corp.                                      970,092        27,531,211
==============================================================================
                                                                    36,456,194
==============================================================================



See accompanying notes which are an intergal part of this schedule.

AIM V.I. CAPITAL APPRECIATION FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
TOBACCO-0.68%

UST Inc.                                             144,068   $     7,854,587
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.29%

China Mobile Ltd. (China)(c)                         611,461         9,146,635
------------------------------------------------------------------------------
KDDI Corp. (Japan)(c)                                    934         5,773,058
==============================================================================
                                                                    14,919,693
==============================================================================
     Total Common Stocks & Other
       Equity Interests
       (Cost $1,006,800,450)                                     1,118,193,717
==============================================================================

MONEY MARKET FUNDS-3.26%

Liquid Assets Portfolio -Institutional
  Class(f)                                        18,893,421        18,893,421
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(f)         18,893,421        18,893,421
==============================================================================
     Total Money Market Funds
     (Cost $37,786,842)                                             37,786,842
==============================================================================
TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities on
  loan)-99.83%
  (Cost $1,044,587,292)                                          1,155,980,559
==============================================================================

INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-2.10%

Liquid Assets Portfolio -Institutional Class
  (Cost $24,293,840)(f)(g)                        24,293,840        24,293,840
------------------------------------------------------------------------------
TOTAL INVESTMENTS-101.93%
  (Cost $1,068,881,132)                                          1,180,274,399
==============================================================================
OTHER ASSETS LESS LIABILITIES-(1.93)%                              (22,357,451)
==============================================================================
NET ASSETS-100.00%                                             $ 1,157,916,948
______________________________________________________________________________
==============================================================================


Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2008 was $80,034,749, which represented 6.91% of the Fund's Net Assets. See Note 1A.

(d)  All or a portion of this security was out on loan at March 31, 2008.

(e) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2008 represented 0.06% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.



See accompanying notes which are an integral part of this schedule.

AIM V.I. Capital Appreciation Fund


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. CAPITAL APPRECIATION FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM V.I. CAPITAL APPRECIATION FUND


F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determinedusing other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                    INVESTMENTS
INPUT LEVEL                                                        IN SECURITIES
--------------------------------------------------------------------------------
Level 1                                                           $1,100,239,649
--------------------------------------------------------------------------------
Level 2                                                               80,034,750
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                  $1,180,274,399
________________________________________________________________________________
================================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $532,774,383 and $613,804,956, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $   171,579,938
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (66,741,094)
========================================================================================
Net unrealized appreciation of investment securities                     $   104,838,844
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $1,075,435,555.

                       AIM V.I. CAPITAL DEVELOPMENT FUND
                    Quarterly Schedule of Portfolio Holdings March 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            VICDV-QTR-1 03/08           Invesco Aim Advisors, Inc.

AIM V.I. CAPITAL DEVELOPMENT FUND


SCHEDULE OF INVESTMENTS (A)
March 31, 2008
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-97.91%

ADVERTISING-0.78%

Focus Media Holding Ltd.-ADR (China)(b)(c)            61,098   $     2,147,595
==============================================================================

AEROSPACE & DEFENSE-3.58%

BE Aerospace, Inc. (c)                                81,702         2,855,485
------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                     31,714         3,467,609
------------------------------------------------------------------------------
Precision Castparts Corp.                             34,858         3,558,304
==============================================================================
                                                                     9,881,398
==============================================================================

AIR FREIGHT & LOGISTICS-1.12%

Robinson (C.H.) Worldwide, Inc.                       56,968         3,099,059
==============================================================================

APPAREL RETAIL-4.96%

Abercrombie & Fitch Co.-Class A                       38,670         2,828,324
------------------------------------------------------------------------------
Aeropostale, Inc. (c)                                160,262         4,344,703
------------------------------------------------------------------------------
Guess?, Inc.                                          81,940         3,316,112
------------------------------------------------------------------------------
Urban Outfitters, Inc. (c)                           101,941         3,195,850
==============================================================================
                                                                    13,684,989
==============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-4.27%

Coach, Inc. (c)                                       99,862         3,010,839
------------------------------------------------------------------------------
Hanesbrands, Inc. (c)                                136,165         3,976,018
------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                               38,427         2,239,910
------------------------------------------------------------------------------
Under Armour, Inc.-Class A (b)(c)                     69,994         2,561,781
==============================================================================
                                                                    11,788,548
==============================================================================

APPLICATION SOFTWARE-4.03%

ANSYS, Inc. (c)                                       87,342         3,015,046
------------------------------------------------------------------------------
Citrix Systems, Inc. (c)                              86,798         2,545,785
------------------------------------------------------------------------------
Nuance Communications, Inc. (b) (c)                   78,991         1,375,233
------------------------------------------------------------------------------
Solera Holdings Inc. (c)                             171,666         4,181,784
==============================================================================
                                                                    11,117,848
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.49%

Affiliated Managers Group, Inc. (c)                   14,912         1,353,115
==============================================================================

BIOTECHNOLOGY-2.12%

Genzyme Corp. (c)                                     39,000         2,907,060
------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. (c)                         78,381         2,930,666
==============================================================================
                                                                     5,837,726
==============================================================================

CASINOS & GAMING-1.12%

International Game Technology                         76,619         3,080,850
==============================================================================

COAL & CONSUMABLE FUELS-0.61%

Peabody Energy Corp.                                  33,100         1,688,100
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-1.44%

Infinera Corp. (c)                                    99,150   $     1,189,800
------------------------------------------------------------------------------
Juniper Networks, Inc. (c)                           111,669         2,791,725
==============================================================================
                                                                     3,981,525
==============================================================================

COMPUTER & ELECTRONICS RETAIL-0.91%

GameStop Corp.-Class A (c)                            48,681         2,517,295
==============================================================================

CONSTRUCTION & ENGINEERING-1.20%

Foster Wheeler Ltd. (c)                               58,557         3,315,497
==============================================================================

CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS-1.56%

Joy Global Inc.                                       66,043         4,303,362
==============================================================================

CONSUMER FINANCE-0.45%

SLM Corp. (c)                                         80,799         1,240,265
==============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES-2.28%

Alliance Data Systems Corp. (c)                       61,605         2,926,854
------------------------------------------------------------------------------
Fidelity National Information Services,
  Inc                                                 88,600         3,379,204
==============================================================================
                                                                     6,306,058
==============================================================================

DEPARTMENT STORES-1.06%

Kohl's Corp. (c)                                      68,372         2,932,475
==============================================================================

DISTRIBUTORS-1.05%

LKQ Corp. (c)                                        128,884         2,896,023
==============================================================================

DIVERSIFIED COMMERCIAL &
  PROFESSIONAL SERVICES-3.33%

Corrections Corp. of America (c)                     153,928         4,236,098
------------------------------------------------------------------------------
Equifax Inc.                                          21,995           758,388
------------------------------------------------------------------------------
IHS Inc.-Class A (c)                                  65,436         4,208,189
==============================================================================
                                                                     9,202,675
==============================================================================

DRUG RETAIL-1.41%

Shoppers Drug Mart Corp. (Canada)                     77,000         3,896,940
==============================================================================

EDUCATION SERVICES-0.76%

Apollo Group Inc.-Class A (c)                         48,305         2,086,776
==============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.13%

General Cable Corp. (c)                               52,979         3,129,470
==============================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.18%

Amphenol Corp.-Class A                                87,305         3,252,111
==============================================================================

AIM V.I. CAPITAL DEVELOPMENT FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
FERTILIZERS & AGRICULTURAL CHEMICALS-0.99%

Potash Corp. of Saskatchewan Inc. (Canada)            17,640   $     2,737,904
==============================================================================

FOOTWEAR-0.72%

Crocs, Inc. (c)                                      114,025         1,992,017
==============================================================================

HEALTH CARE EQUIPMENT-3.68%

Hologic, Inc. (c)                                     48,000         2,668,800
------------------------------------------------------------------------------
Intuitive Surgical, Inc. (c)                           5,100         1,654,185
------------------------------------------------------------------------------
Kinetic Concepts, Inc. (c)                            61,000         2,820,030
------------------------------------------------------------------------------
St. Jude Medical, Inc. (c)                            70,000         3,023,300
==============================================================================
                                                                    10,166,315
==============================================================================

HEALTH CARE FACILITIES-0.90%

VCA Antech, Inc. (c)                                  91,241         2,495,441
==============================================================================

HEALTH CARE SERVICES-2.40%

Express Scripts, Inc. (c)                             33,000         2,122,560
------------------------------------------------------------------------------
Healthways, Inc. (b)(c)                               42,100         1,487,814
------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. (c)                     44,600         3,006,040
==============================================================================
                                                                     6,616,414
==============================================================================

HEALTH CARE SUPPLIES-0.56%

Inverness Medical Innovations, Inc. (b)(c)            51,624         1,553,882
==============================================================================

HOME ENTERTAINMENT SOFTWARE-2.11%

Activision, Inc. (c)                                 132,811         3,627,068
------------------------------------------------------------------------------
Electronic Arts Inc. (c)                              44,000         2,196,480
==============================================================================
                                                                     5,823,548
==============================================================================

HOTELS, RESORTS & CRUISE LINES-1.16%

Choice Hotels International, Inc.                     94,123         3,210,536
==============================================================================

HOUSEWARES & SPECIALTIES-1.03%

Jarden Corp. (b)(c)                                  130,266         2,831,983
==============================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.91%

KGEN Power Corp. (Acquired 01/12/07; Cost
  $2,219,196)(c)(d)(e)                               158,514         2,496,595
==============================================================================

INDUSTRIAL CONGLOMERATES-1.24%

McDermott International, Inc. (c)                     62,322         3,416,492
==============================================================================

INDUSTRIAL MACHINERY-1.33%

Flowserve Corp.                                       35,101         3,663,842
==============================================================================

INSURANCE BROKERS-0.68%

National Financial Partners Corp. (b)                 83,154         1,868,470
==============================================================================

INTERNET SOFTWARE & SERVICES-0.49%

VistaPrint Ltd. (c)                                   39,023         1,363,854
==============================================================================

INVESTMENT BANKING & BROKERAGE-1.29%

MF Global Ltd. (c)                                    66,742           661,413

TD Ameritrade Holding Corp. (c)                      176,297         2,910,664
==============================================================================
                                                                     3,572,077
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES-1.53%

Cognizant Technology Solutions
  Corp.-Class A (c)                                   47,147   $     1,359,248
------------------------------------------------------------------------------
Gartner, Inc. (c)                                    148,212         2,866,420
==============================================================================
                                                                     4,225,668
==============================================================================

LIFE SCIENCES TOOLS & SERVICES-0.97%

Pharmaceutical Product Development, Inc.              64,000         2,681,600
==============================================================================

MANAGED HEALTH CARE-1.55%

Aveta, Inc. (Acquired 12/21/05-02/21/06;
  Cost $2,162,718)(c)(d)(e)                          157,251         1,258,008
------------------------------------------------------------------------------
Humana Inc. (c)                                       67,483         3,027,287
==============================================================================
                                                                     4,285,295
==============================================================================

METAL & GLASS CONTAINERS-4.52%

Crown Holdings, Inc. (c)                             151,708         3,816,973
------------------------------------------------------------------------------
Owens-Illinois, Inc. (c)                              92,581         5,224,346
------------------------------------------------------------------------------
Pactiv Corp. (c)                                     131,090         3,435,869
==============================================================================
                                                                    12,477,188
==============================================================================

MORTGAGE REIT'S-0.90%

Annaly Capital Management Inc.                       162,339         2,487,033
==============================================================================

MULTI-LINE INSURANCE-0.54%

Genworth Financial Inc.-Class A                       65,798         1,489,667
==============================================================================

OIL & GAS DRILLING-1.40%

Noble Corp.                                           78,000         3,874,260
==============================================================================

OIL & GAS EQUIPMENT & SERVICES-3.64%

Cameron International Corp. (c)                       73,000         3,039,720
------------------------------------------------------------------------------
National-Oilwell Varco Inc. (c)                       53,000         3,094,140
------------------------------------------------------------------------------
Weatherford International Ltd. (c)                    54,000         3,913,380
==============================================================================
                                                                    10,047,240
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.87%

Quicksilver Resources Inc. (c)                        91,000         3,324,230
------------------------------------------------------------------------------
Range Resources Corp.                                 18,000         1,142,100
------------------------------------------------------------------------------
Southwestern Energy Co. (c)                          102,800         3,463,332
==============================================================================
                                                                     7,929,662
==============================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.96%

Williams Cos., Inc. (The)                             80,700         2,661,486
==============================================================================

PERSONAL PRODUCTS-1.07%

Estee Lauder Cos. Inc. (The)-Class A                  64,579         2,960,947
==============================================================================

PHARMACEUTICALS-2.06%

Allergan, Inc.                                        51,000         2,875,890
------------------------------------------------------------------------------
Shire PLC-ADR (United Kingdom)                        48,500         2,811,060
==============================================================================
                                                                     5,686,950
==============================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.25%

Meruelo Maddux Properties, Inc. (c)                  273,586           694,908
==============================================================================



See accompanying notes which are an integral part of this schedule.

AIM V.I. CAPITAL DEVELOPMENT FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
REGIONAL BANKS-0.52%

Signature Bank (c)                                    56,255   $     1,434,503
==============================================================================

RESTAURANTS-1.30%

Burger King Holdings Inc.                            129,765         3,589,300
==============================================================================

SEMICONDUCTOR EQUIPMENT-0.53%

MEMC Electronic Materials, Inc. (c)                   20,511         1,454,230
==============================================================================

SEMICONDUCTORS-4.22%

Intersil Corp.-Class A                               107,707         2,764,839
------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                      155,824         3,177,252
------------------------------------------------------------------------------
NVIDIA Corp. (c)                                     142,089         2,811,941
------------------------------------------------------------------------------
ON Semiconductor Corp. (b)(c)                        509,490         2,893,903
==============================================================================
                                                                    11,647,935
==============================================================================

SOFT DRINKS-0.85%

Hansen Natural Corp. (c)                              66,283         2,339,790
==============================================================================

SPECIALIZED FINANCE-1.92%

IntercontinentalExchange Inc. (c)                     22,122         2,886,921
------------------------------------------------------------------------------
KKR Financial Holdings LLC                           191,441         2,423,643
==============================================================================
                                                                     5,310,564
==============================================================================

SYSTEMS SOFTWARE-0.50%

McAfee Inc. (c)                                       41,674         1,378,993
==============================================================================

TIRES & RUBBER-1.09%

Goodyear Tire & Rubber Co. (The) (c)                 116,620         3,008,796
==============================================================================

TRUCKING-1.37%

Con-way Inc.                                          49,738         2,461,036
------------------------------------------------------------------------------
Heartland Express, Inc.                               92,997         1,326,137
==============================================================================
                                                                     3,787,173
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.02%

American Tower Corp.-Class A (c)                      71,482         2,802,809
------------------------------------------------------------------------------
Crown Castle International Corp. (c)                  84,847         2,926,373
------------------------------------------------------------------------------
SBA Communications Corp.-Class A (c)                  87,098         2,598,134
==============================================================================
                                                                     8,327,316
==============================================================================

  Total Common Stocks & Other Equity
    Interests
    (Cost $260,197,527)                                            270,329,574
==============================================================================

MONEY MARKET FUNDS-3.29%

Liquid Assets Portfolio-Institutional
  Class(f)                                         4,535,499         4,535,499
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)           4,535,499         4,535,499
==============================================================================
     Total Money Market Funds
       (Cost $9,070,998)                                             9,070,998
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities on
  loan)-101.20%
  (Cost $269,268,525)                                          $   279,400,572
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-3.80%

Liquid Assets Portfolio-Institutional
  Class
  (Cost $10,496,228)(f)(g)                        10,496,228        10,496,228
==============================================================================
TOTAL INVESTMENTS-105.00%
  (Cost $279,764,753)                                              289,896,800
==============================================================================
OTHER ASSETS LESS LIABILITIES-(5.00)%                              (13,797,582)
==============================================================================
NET ASSETS-100.00%                                             $   276,099,218
______________________________________________________________________________
==============================================================================


Investment Abbreviations:

ADR  -- American Depositary Receipt

REIT -- Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at March 31, 2008.

(c)  Non-income producing security.

(d) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2008 was $3,754,603, which represented 1.36% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at March 31, 2008 was $3,754,603, which represented 1.36% of the Fund's Net Assets. See Note 1A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.



See accompanying notes which are an integral part of this schedule.

AIM V.I. CAPITAL DEVELOPMENT FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. CAPITAL DEVELOPMENT FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM V.I. CAPITAL DEVELOPMENT FUND

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2 - SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

         Level 1 - Quoted prices in an active market for identical assets.

         Level 2 - Prices using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

         Level 3- Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.


                                                                    INVESTMENTS
INPUT LEVEL                                                        IN SECURITIES
--------------------------------------------------------------------------------
Level 1                                                            $ 286,142,196
--------------------------------------------------------------------------------
Level 2                                                                3,754,604
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                   $ 289,896,800
________________________________________________________________________________
================================================================================

AIM V.I. CAPITAL DEVELOPMENT FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $75,476,858 and $88,147,190, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    39,501,334
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (29,946,041)
========================================================================================
Net unrealized appreciation of investment securities                     $     9,555,293
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $280,341,507.

                            AIM V.I. CORE EQUITY FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--

invescoaim.com                VICEQ-QTR-1 03/08       Invesco Aim Advisors, Inc.

AIM V.I. CORE EQUITY FUND


SCHEDULE OF INVESTMENTS(a)
March 31, 2008
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-75.60%

AEROSPACE & DEFENSE-3.35%

Boeing Co. (The)                                       230,829      $ 17,166,753
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                 273,326        21,267,496
--------------------------------------------------------------------------------
United Technologies Corp.                              450,000        30,969,000
================================================================================
                                                                      69,403,249
================================================================================

AIR FREIGHT & LOGISTICS-1.87%

United Parcel Service, Inc. -Class B                   529,928        38,695,343
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.84%

Polo Ralph Lauren Corp.                                297,069        17,316,152
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.49%

Legg Mason, Inc.                                       550,728        30,829,753
================================================================================

BIOTECHNOLOGY-2.90%

Amgen Inc. (b)                                       1,437,585        60,062,301
================================================================================

BROADCASTING & CABLE TV-1.98%

Comcast Corp. -Class A                               2,121,000        41,020,140
================================================================================

COMMUNICATIONS EQUIPMENT-3.24%

Cisco Systems, Inc. (b)                              1,145,338        27,591,192
--------------------------------------------------------------------------------
Motorola, Inc.                                       4,245,000        39,478,500
================================================================================
                                                                      67,069,692
================================================================================

COMPUTER HARDWARE-1.09%

International Business Machines Corp.                  196,925        22,673,944
================================================================================

COMPUTER STORAGE & PERIPHERALS-1.79%

EMC Corp. (b)                                        1,325,936        19,013,922
--------------------------------------------------------------------------------
Seagate Technology                                     867,025        18,155,504
================================================================================
                                                                      37,169,426
================================================================================

CONSUMER FINANCE-1.16%

American Express Co.                                   552,198        24,142,097
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.88%

Automatic Data Processing, Inc.                        920,191        39,006,896
================================================================================

DEPARTMENT STORES-0.54%

Kohl's Corp. (b)                                       261,393        11,211,146
================================================================================

DIVERSIFIED BANKS-2.31%

U.S. Bancorp                                           514,438        16,647,214
--------------------------------------------------------------------------------
Wells Fargo & Co.                                    1,075,000        31,282,500
================================================================================
                                                                      47,929,714
================================================================================

DRUG RETAIL-1.48%

Walgreen Co.                                           802,878        30,581,623
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.80%

Agilent Technologies, Inc. (b)                       1,250,000      $ 37,287,500
================================================================================

ELECTRONIC MANUFACTURING SERVICES-1.55%

Tyco Electronics Ltd.                                  934,677        32,078,115
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.70%

Waste Management, Inc.                               1,048,373        35,183,398
================================================================================

HEALTH CARE EQUIPMENT-3.84%

Covidien Ltd.                                          660,440        29,224,470
--------------------------------------------------------------------------------
Medtronic, Inc.                                      1,039,239        50,267,990
================================================================================
                                                                      79,492,460
================================================================================

HYPERMARKETS & SUPER CENTERS-2.42%

Wal-Mart Stores, Inc.                                  951,803        50,140,982
================================================================================

INDUSTRIAL CONGLOMERATES-4.43%

3M Co.                                                 726,752        57,522,421
--------------------------------------------------------------------------------
General Electric Co.                                   646,452        23,925,189
--------------------------------------------------------------------------------
Tyco International Ltd.                                236,830        10,432,361
================================================================================
                                                                      91,879,971
================================================================================

INSURANCE BROKERS-0.99%

Marsh & McLennan Cos., Inc.                            838,646        20,421,030
================================================================================

MOVIES & ENTERTAINMENT-1.04%

News Corp. -Class A                                  1,145,752        21,482,850
================================================================================

OFFICE ELECTRONICS-1.07%

Xerox Corp.                                          1,475,605        22,089,807
================================================================================

OIL & GAS DRILLING-1.07%

Transocean Inc.                                        163,356        22,085,731
================================================================================

OIL & GAS EQUIPMENT & SERVICES-4.01%

BJ Services Co.                                      1,859,148        53,004,309
--------------------------------------------------------------------------------
Weatherford International Ltd. (b)                     416,168        30,159,695
================================================================================
                                                                      83,164,004
================================================================================

OIL & GAS EXPLORATION & PRODUCTION-4.01%

Apache Corp.                                           172,998        20,901,618
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                                894,565        41,284,175
--------------------------------------------------------------------------------
XTO Energy, Inc.                                       336,721        20,829,561
================================================================================
                                                                      83,015,354
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.44%

Citigroup Inc.                                         429,868         9,207,773
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM V.I. CORE EQUITY FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
PERSONAL PRODUCTS-2.26%

Avon Products, Inc.                                    584,219      $ 23,100,019
--------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The) -Class A                  518,825        23,788,126
================================================================================
                                                                      46,888,145
================================================================================

PHARMACEUTICALS-3.09%

Merck & Co. Inc.                                       296,701        11,259,803
--------------------------------------------------------------------------------
Pfizer Inc.                                          1,550,000        32,441,500
--------------------------------------------------------------------------------
Wyeth                                                  486,044        20,297,197
================================================================================
                                                                      63,998,500
================================================================================

PROPERTY & CASUALTY INSURANCE-5.34%

Berkshire Hathaway Inc. -Class A (b)                       412        54,960,800
--------------------------------------------------------------------------------
Progressive Corp. (The)                              3,467,839        55,728,173
================================================================================
                                                                     110,688,973
================================================================================

PUBLISHING-1.04%

Washington Post Co. (The) -Class B                      32,464        21,474,936
================================================================================

RAILROADS-0.82%

Union Pacific Corp.                                    135,374        16,973,192
================================================================================

REGIONAL BANKS-1.59%

BB&T Corp.                                             510,367        16,362,366
================================================================================

PNC Financial Services Group, Inc.                     254,530        16,689,532
================================================================================
                                                                      33,051,898
================================================================================

SEMICONDUCTORS-0.62%

Intel Corp.                                            608,170        12,881,041
================================================================================

SOFT DRINKS-0.81%

Coca-Cola Co. (The)                                    276,986        16,860,138
================================================================================

SPECIALIZED FINANCE-0.63%

Moody's Corp. (c)                                      375,000        13,061,250
================================================================================

SYSTEMS SOFTWARE-5.11%

Microsoft Corp.                                      1,680,670        47,697,415
--------------------------------------------------------------------------------
Symantec Corp. (b)                                   3,500,000        58,170,000
================================================================================
                                                                     105,867,415
================================================================================
    Total Domestic Common Stocks
      (Cost $1,518,732,520)                                        1,566,385,939
================================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-13.31%

ARGENTINA-0.78%

Tenaris S.A. -ADR (Oil & Gas
  Equipment & Services) (c)                            325,621        16,232,207
================================================================================

FINLAND-0.97%

Nokia Oyj -ADR (Communications Equipment)              631,565        20,102,714
================================================================================

FRANCE-2.08%

Renault S.A. (Automobile Manufacturers)                116,359        12,877,086
--------------------------------------------------------------------------------
Sanofi-Aventis -ADR
  (Pharmaceuticals)                                     23,744           891,350
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
FRANCE-(CONTINUED)

Total S.A. (Integrated Oil & Gas) (d)                  395,458   $    29,404,935
================================================================================
                                                                      43,173,371
================================================================================

GERMANY-0.09%

Henkel KGaA (Household Products)                        42,939         1,822,136
================================================================================

ISRAEL-1.12%

Teva Pharmaceutical Industries Ltd.-
  ADR (Pharmaceuticals)                                500,705        23,127,564
================================================================================

JAPAN-1.09%

Fujitsu Ltd. (Computer Hardware) (d)                 3,447,000        22,635,495
================================================================================

NETHERLANDS-2.74%

Koninklijke (Royal) Phillips Electronics
  N.V. (Industrial Conglomerates) (c)                  615,230        23,533,717
--------------------------------------------------------------------------------
Unilever N.V. (Packaged Foods & Meats)                 992,203        33,317,134
================================================================================
                                                                      56,850,851
================================================================================

SWITZERLAND-0.24%

UBS A.G. (Diversified Capital Markets) (b)             167,097         4,855,607
================================================================================

UNITED KINGDOM-4.20%

Cadbury PLC (Packaged Foods & Meats)                 4,577,174        50,272,829
--------------------------------------------------------------------------------
GlaxoSmithKline PLC -ADR
  (Pharmaceuticals)                                    359,806        15,266,568
--------------------------------------------------------------------------------
Lloyds TSB Group PLC
  (Diversified Banks) (d)                            2,385,248        21,396,043
================================================================================
                                                                      86,935,440
================================================================================
    Total Foreign Common Stocks &
      Other Equity Interests
      (Cost $217,029,184)                                            275,735,385
================================================================================

FOREIGN PREFERRED STOCKS-0.66%

GERMANY-0.66%

Henkel KGaA -Pfd. (Household Products)
  (Cost $16,007,623)                                   297,000        13,728,628
================================================================================

MONEY MARKET FUNDS-10.67%

Liquid Assets Portfolio -Institutional
  Class(e)                                         110,568,386       110,568,386
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)          110,568,386       110,568,386
================================================================================
    Total Money Market Funds
      (Cost $221,136,772)                                            221,136,772
================================================================================
TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities on
  loan)-100.24%
  (Cost $1,972,906,099)                                            2,076,986,724
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM V.I. CORE EQUITY FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-1.96%

Liquid Assets Portfolio
  -Institutional Class
  (Cost $40,596,729)(e)(f)                          40,596,729   $    40,596,729
================================================================================
TOTAL INVESTMENTS-102.20%
  (Cost $2,013,502,828)                                            2,117,583,453
================================================================================
OTHER ASSETS LESS LIABILITIES-(2.20)%                                (45,512,390)
================================================================================
NET ASSETS-100.00%                                               $ 2,072,071,063
________________________________________________________________________________
================================================================================


Investment Abbreviations:

ADR  -- American Depositary Receipt

Pfd. -- Preferred


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at March 31, 2008.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2008 was $73,436,473, which represented 3.54% of the Fund's Net Assets. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.



See accompanying notes which are an integral part of this schedule.

AIM V.I. CORE EQUITY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. CORE EQUITY FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM V.I. CORE EQUITY FUND


F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. PUT OPTIONS PURCHASED - The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

          Level 1 - Quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                    INVESTMENTS
INPUT LEVEL                                                       IN SECURITIES
--------------------------------------------------------------------------------
Level 1                                                           $2,044,146,981
--------------------------------------------------------------------------------
Level 2                                                               73,436,472
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                  $2,117,583,453
________________________________________________________________________________
================================================================================

AIM V.I. CORE EQUITY FUND


NOTE 3 -- FOREIGN CURRENCY CONTRACTS


                       OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------------------
                                     CONTRACT TO                               UNREALIZED
      SETTLEMENT         -----------------------------------      VALUE       APPRECIATION
         DATE                 DELIVER            RECEIVE         03/31/08    (DEPRECIATION)
-------------------------------------------------------------------------------------------
06/11/08                 GBP   22,650,000   USD   45,285,957   $44,688,908    $     597,049
-------------------------------------------------------------------------------------------
06/11/08                 EUR   43,150,000   USD   65,920,687    67,899,373       (1,978,686)
===========================================================================================
  TOTAL OPEN FOREIGN
    CURRENCY CONTRACTS                                                        $  (1,381,637)
___________________________________________________________________________________________
===========================================================================================

CURRENCY ABBREVIATIONS:

EUR -- EURO

GBP -- BRITISH POUND STERLING

USD -- U.S. DOLLAR

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $211,134,181 and $190,655,019 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.


     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $   251,579,559
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (150,688,483)
========================================================================================
Net unrealized appreciation of investment securities                     $   100,891,076
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $2,016,692,377.

                        AIM V.I. DIVERSIFIED INCOME FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--

invescoaim.com                  VIDIN-QTR-1 03/08     Invesco Aim Advisors, Inc.

AIM V.I. DIVERSIFIED INCOME FUND


SCHEDULE OF INVESTMENTS (a)
March 31, 2008
(Unaudited)


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
BONDS & NOTES-78.97%

AEROSPACE & DEFENSE-0.87%

Systems 2001 Asset Trust LLC
  (United Kingdom)-Series
  2001, Class G, Jr. Sec.
  Pass Through Ctfs.,
  (INS-MBIA Insurance Corp.)
  6.66%, 09/15/13(b)(c)(d)                     $       291,773   $       307,806
================================================================================

AIRLINES-0.55%

Southwest Airlines Co., Sr.
  Unsec. Bonds, 7.38%,
  03/01/27(d)                                          190,000           194,201
================================================================================

ALTERNATIVE CARRIERS-0.14%

Level 3 Financing Inc., Sr.
  Unsec. Gtd. Unsub. Global
  Notes, 9.25%, 11/01/14(d)                             60,000            49,500
================================================================================

ALUMINUM-0.51%

Novelis Inc. (Canada), Sr.
  Unsec. Gtd. Global Notes,
  7.25%, 02/15/15(d)                                   205,000           182,450
================================================================================

ASSET MANAGEMENT & CUSTODY
  BANKS-0.73%

Bank of New York
  Institutional Capital
  Trust-Series A, Jr. Sub.
  Trust Pfd. Capital
  Securities, 7.78%,
  12/01/26(b)(d)                                       250,000           260,215
================================================================================

AUTO PARTS & EQUIPMENT-0.09%

Visteon Corp., Sr. Unsec.
  Global Notes, 8.25%,
  08/01/10(d)                                           40,000            33,000
================================================================================

BROADCASTING & CABLE TV-3.64%

Comcast Cable Communications
  Holdings Inc., Sr. Unsec.
  Gtd. Global Notes, 9.46%,
  11/15/22(d)                                          440,000           530,785
--------------------------------------------------------------------------------
Comcast Holdings Corp., Sr.
  Gtd. Sub. Notes, 10.63%,
  07/15/12(d)                                          485,000           578,557
--------------------------------------------------------------------------------
Cox Enterprises, Inc., Sr.
  Unsec. Notes, 7.88%,
  09/15/10(b)(d)                                       120,000           129,852
--------------------------------------------------------------------------------
CSC Holdings, Inc.-Series B,
  Sr. Unsec. Notes, 7.63%,
  04/01/11(d)                                           55,000            54,656
================================================================================
                                                                       1,293,850
================================================================================

CONSUMER FINANCE-3.40%

Capital One Capital III, Jr.
  Gtd. Sub. Notes, 7.69%,
  08/15/36(d)                                          260,000           202,834
--------------------------------------------------------------------------------
Ford Motor Credit Co. LLC,
  Sr. Unsec. Notes:,
  6.63%, 06/16/08(d)                                   240,000           239,098
--------------------------------------------------------------------------------
  8.00%, 12/15/16(d)                                   230,000           181,419
================================================================================


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

SLM Corp.,
  Sr. Unsec. Floating Rate Medium-Term
  Notes,
  2.83%, 04/14/08(b)(d)(e)                     $       200,000   $       197,154
--------------------------------------------------------------------------------
  2.90%, 03/16/09(b)(d)(e)                             400,000           385,626
================================================================================
                                                                       1,206,131
================================================================================

DISTILLERS & VINTNERS-0.11%

Constellation Brands Inc.,
  Sr. Unsec Gtd. Global
  Notes, 7.25%, 05/15/17(d)                             40,000            39,700
================================================================================

DIVERSIFIED BANKS-9.38%

Bangkok Bank PCL (Hong
  Kong), Unsec. Sub. Notes,
  9.03%, 03/15/29(b)(d)                                400,000           422,540
--------------------------------------------------------------------------------
BankAmerica
  Institutional-Series A,
  Jr. Unsec. Gtd. Sub. Trust
  Pfd. Capital Securities,
  8.07%, 12/31/26(b)(d)                                200,000           208,462
--------------------------------------------------------------------------------
BBVA International Preferred
  S.A. Unipersonal (Spain),
  Jr. Unsec. Gtd. Sub.
  Notes, 5.92% (b)(d)(f)                               220,000           186,364
--------------------------------------------------------------------------------
Centura Capital Trust I,
  Gtd. Trust Pfd. Capital
  Securities, 8.85%,
  06/01/27(b)(d)                                       500,000           525,375
--------------------------------------------------------------------------------
First Empire Capital Trust
  I, Jr. Unsec. Gtd. Trust
  Pfd. Capital Securities,
  8.23%, 02/01/27(d)                                   260,000           270,379
--------------------------------------------------------------------------------
Lloyds TSB Bank PLC (United
  Kingdom)-Series 1, Unsec.
  Sub. Floating Rate Euro
  Notes, 5.13% (d)(e)(f)                               180,000           114,300
--------------------------------------------------------------------------------
Mizuho Financial Group
  Cayman Ltd. (Cayman
  Islands), Jr. Unsec. Gtd.
  Sub. Second Tier Euro
  Bonds, 8.38% (d)(f)                                  100,000            99,655
--------------------------------------------------------------------------------
National Bank of Canada
  (Canada), Floating Rate
  Euro Deb., 3.19%,
  08/29/87(d)(e)                                       200,000           134,706
--------------------------------------------------------------------------------
National Westminster Bank
  PLC (United
  Kingdom)-Series B, Unsec.
  Sub. Floating Rate Euro
  Notes, 3.25% (d)(e)(f)                               280,000           191,808
--------------------------------------------------------------------------------
NBD Bank N.A. Michigan,
  Unsec. Sub. Bonds, 8.25%,
  11/01/24(d)                                          140,000           163,958
--------------------------------------------------------------------------------
RBD Capital S.A.
  (Luxembourg), Euro Notes,
  6.50%, 08/11/08(d)                                   110,000           110,270
--------------------------------------------------------------------------------
RBS Capital Trust III, Jr.
  Unsec. Gtd. Sub. Trust
  Pfd. Global Notes, 5.51%
  (d)(f)                                               120,000            99,031
--------------------------------------------------------------------------------
Sumitomo Mitsui Banking
  Corp. (Japan), Sub. Second
  Tier Euro Notes, 8.15%
  (d)(f)                                               280,000           283,920
--------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM V.I. DIVERSIFIED INCOME FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)
U.S. Bank N.A., Sr. Unsec.
  Medium-Term Notes, 5.92%,
  05/25/12(d)                                  $       231,644   $       251,343
--------------------------------------------------------------------------------
Wachovia Capital Trust V,
  Jr. Unsec. Gtd. Sub. Trust
  Pfd. Capital Securities,
  7.97%, 06/01/27(b)(d)                                260,000           269,254
================================================================================
                                                                       3,331,365
================================================================================

DIVERSIFIED COMMERCIAL &
  PROFESSIONAL SERVICES-1.03%

Erac USA Finance Co., Sr.
  Unsec. Gtd. Notes, 7.00%,
  10/15/37 (b)(d)                                      400,000           326,596
--------------------------------------------------------------------------------
GEO Group, Inc. (The), Sr.
  Unsec. Global Notes,
  8.25%, 07/15/13(d)                                    40,000            40,600
================================================================================
                                                                         367,196
================================================================================

DIVERSIFIED METALS & MINING-0.27%

Reynolds Metals Co., Sr.
  Unsec. Unsub. Medium-Term
  Notes, 7.00%, 05/15/09(d)                             94,000            96,020
================================================================================

ELECTRIC UTILITIES-0.86%

Edison Mission Energy, Sr.
  Unsec. Global Notes,
  7.00%, 05/15/17(d)                                    80,000            79,600
--------------------------------------------------------------------------------
Tenaska Alabama Partners
  L.P., Sr. Sec. Notes,
  7.00%, 06/30/21(b)(d)                                124,783           116,671
--------------------------------------------------------------------------------
Westar Energy, Inc., Sr.
  Sec. First Mortgage Notes,
  7.13%, 08/01/09(d)                                   105,000           109,825
================================================================================
                                                                         306,096
================================================================================

ENVIRONMENTAL & FACILITIES
  SERVICES-1.34%

Waste Management Inc., Sr.
  Unsec. Bonds, 8.75%,
  05/01/18(d)                                          473,000           475,346
================================================================================

GENERAL MERCHANDISE STORES-0.20%

Pantry, Inc. (The), Sr. Gtd.
  Sub. Global Notes, 7.75%,
  02/15/14(d)                                           80,000            70,800
================================================================================

HEALTH CARE SERVICES-0.62%

Orlando Lutheran Towers Inc.,
  Bonds,
  7.75%, 07/01/11(d)                                    95,000            94,871
--------------------------------------------------------------------------------
  8.00%, 07/01/17 (Acquired
    06/13/07; Cost $125,000)(b)(g)                     125,000           123,750
================================================================================
                                                                         218,621
================================================================================

HOMEBUILDING-1.11%

D.R. Horton, Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
  8.00%, 02/01/09(d)                                   200,000           196,500
--------------------------------------------------------------------------------
  7.88%, 08/15/11(d)                                   200,000           197,730
================================================================================
                                                                         394,230
================================================================================


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
INTEGRATED OIL & GAS-1.54%

Husky Oil Ltd. (Canada),
  Unsec. Sub. Yankee Capital
  Securities, 8.90%,
  08/15/28(d)                                  $       540,000   $       546,950
================================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES-4.77%

AT&T Inc., Sr. Unsec. Unsub.
  Global Bonds, 5.50%,
  02/01/18(d)                                          180,000           176,233
--------------------------------------------------------------------------------
Embarq Corp.,
  Sr. Unsec. Notes,
  8.00%, 06/01/36(d)                                   380,000           347,958
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  7.08%, 06/01/16(d)                                   150,000           141,867
--------------------------------------------------------------------------------
Pacific Bell Telephone Co.,
  Sr. Unsec. Gtd. Bonds,
  7.38%, 07/15/43(d)                                   380,000           403,260
--------------------------------------------------------------------------------
Southwestern Bell Telephone
  L.P., Sr. Unsec. Gtd.
  Unsub. Deb., 7.20%,
  10/15/26(d)                                          180,000           185,638
--------------------------------------------------------------------------------
Verizon Florida LLC.-Series
  F, Sr. Unsec. Deb., 6.13%,
  01/15/13(d)                                          150,000           157,318
--------------------------------------------------------------------------------
Verizon New York Inc., Sr.
  Unsec. Bonds, 7.00%,
  12/01/33(d)                                          180,000           177,788
--------------------------------------------------------------------------------
Verizon Virginia Inc.-Series
  A, Sr. Unsec. Global
  Bonds, 4.63%, 03/15/13(d)                            108,000           105,253
================================================================================
                                                                       1,695,315
================================================================================

INTERNET RETAIL-1.17%

Expedia, Inc., Sr. Unsec.
  Gtd. Putable Global Notes,
  7.46%, 08/15/13(d)                                   400,000           416,168
================================================================================

INVESTMENT BANKING & BROKERAGE-2.55%

Bear Stearns Cos. Inc.,
  (The), Floating Rate
  Notes, 4.33%,
  07/19/10(d)(e)                                       260,000           231,582
--------------------------------------------------------------------------------
Dryden Investor Trust,
  Bonds, 7.16%,
  07/23/08(b)(d)                                        25,680            25,845
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc.,
  Unsec. Sub. Global Notes,
  6.75%, 10/01/37(d)                                   140,000           131,957
--------------------------------------------------------------------------------
Jefferies Group, Inc., Sr.
  Unsec. Notes, 6.45%,
  06/08/27(d)                                          400,000           341,308
--------------------------------------------------------------------------------
Lehman Brothers Holdings
  Inc.-Series I, Sr.
  Floating Rate Medium-Term
  Notes, 2.73%,
  11/24/08(d)(e)                                        50,000            47,958
--------------------------------------------------------------------------------
Morgan Stanley-Series F, Sr.
  Unsec. Medium-Term Global
  Notes, 5.95%, 12/28/17(d)                            130,000           125,888
================================================================================
                                                                         904,538
================================================================================

LIFE & HEALTH INSURANCE-1.10%

Americo Life Inc., Notes,
  7.88%, 05/01/13(b)(d)                                 95,000           100,314
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM V.I. DIVERSIFIED INCOME FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE-(CONTINUED)

Prudential Holdings,
  LLC-Series B, Sr. Sec.
  Bonds, (INS-Financial
  Security Assurance Inc.)
  7.25%, 12/18/23(b)(c)(d)                     $       260,000   $       289,645
================================================================================
                                                                         389,959
================================================================================

METAL & GLASS CONTAINERS-0.41%

Owens-Brockway Glass
  Container Inc., Sr. Unsec.
  Gtd. Global Notes, 8.25%,
  05/15/13(d)                                          140,000           145,950
================================================================================

MOVIES & ENTERTAINMENT-1.79%

News America Holdings Inc.,
  Sr. Unsec. Gtd. Deb.,
  7.75%, 12/01/45(d)                                   380,000           421,454
--------------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec.
  Gtd. Deb., 6.50%,
  11/15/36(d)                                          240,000           215,940
================================================================================
                                                                         637,394
================================================================================

MULTI-UTILITIES-1.17%

Dominion Capital Trust I,
  Jr. Unsec. Gtd. Sub. Trust
  Pfd. Capital Securities,
  7.83%, 12/01/27(d)                                   400,000           417,364
================================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES-15.46%

BankAmerica Capital
  II-Series 2, Jr. Unsec.
  Gtd. Sub. Trust Pfd.
  Capital Securities, 8.00%,
  12/15/26(d)                                          130,000           135,117
--------------------------------------------------------------------------------
BankAmerica Capital III, Jr.
  Unsec. Gtd. Sub. Floating
  Rate Trust Pfd. Capital
  Securities, 4.83%,
  01/15/27(d)(e)                                       410,000           321,863
--------------------------------------------------------------------------------
Capmark Financial Group
  Inc., Sr. Unsec. Gtd.
  Floating Rate Notes,
  3.75%, 05/10/10(b)(d)(e)                             390,000           273,254
--------------------------------------------------------------------------------
Countrywide Home Loans,
  Inc.-Series L, Unsec. Gtd.
  Unsub. Medium-Term Global
  Notes, 3.25%, 05/21/08(d)                            760,000           756,200
--------------------------------------------------------------------------------
Lazard Group, Sr. Unsec.
  Global Notes, 6.85%,
  06/15/17(d)                                          210,000           199,691
--------------------------------------------------------------------------------
Mantis Reef Ltd. (Cayman
  Islands), Notes, 4.69%,
  11/14/08(b)(d)                                       320,000           324,000
--------------------------------------------------------------------------------
Mizuho JGB Investment
  LLC-Series A, Unsec. Sub.
  Bonds, 9.87% (b)(d)(f)                               700,000           711,515
--------------------------------------------------------------------------------
NB Capital Trust IV, Jr.
  Unsec. Gtd. Sub. Trust
  Pfd. Capital Securities,
  8.25%, 04/15/27(d)                                   470,000           485,717
--------------------------------------------------------------------------------
Pemex Finance Ltd.
  (Mexico)-Series 1999-2,
  Class A1, Global Bonds,
  9.69%, 08/15/09(d)                                   201,000           207,478
--------------------------------------------------------------------------------
Regional Diversified Funding
  (Cayman Islands), Sr.
  Notes, 9.25%,
  03/15/30(b)(d)                                       453,889           523,048
================================================================================


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Regional Diversified Funding
  (Cayman Islands)-Class
  A-1a, Sr. Sec. Floating
  Rate Notes, 3.66%,
  01/25/36 (Acquired
  03/21/05; Cost
  $412,545)(b)(d)(e)(g)                        $       412,545   $       335,399
--------------------------------------------------------------------------------
Residential Capital LLC, Sr.
  Unsec. Gtd. Unsub.
  Floating Rate Notes,
  3.49%, 06/09/08(d)(e)                              1,065,000           842,681
--------------------------------------------------------------------------------
Twin Reefs Pass-Through
  Trust (Bermuda), Floating
  Rate Pass Through Ctfs.,
  4.06% (Acquired
  12/07/04-04/03/06; Cost
  $130,332)(b)(d)(e)(f)(g)                             130,000            13,136
--------------------------------------------------------------------------------
Two-Rock Pass-Through Trust
  (Bermuda), Floating Rate
  Pass Through Ctfs., 4.04%
  (Acquired 11/10/06; Cost
  $220,260)(b)(d)(e)(f)(g)                             220,000            22,231
--------------------------------------------------------------------------------
UFJ Finance Aruba AEC
  (Japan), Unsec. Gtd. Sub.
  Euro Bonds, 8.75% (d)(f)                             250,000           250,847
--------------------------------------------------------------------------------
Windsor Financing LLC, Sr.
  Sec. Gtd. Notes, 5.88%,
  07/15/17(b)(d)                                        90,368            90,463
================================================================================
                                                                       5,492,640
================================================================================

PAPER PACKAGING-0.59%

Sealed Air Corp., Sr. Unsec.
  Unsub. Notes, 5.38%,
  04/15/08(b)(d)                                       210,000           210,126
================================================================================

PAPER PRODUCTS-0.56%

International Paper Co., Sr.
  Unsec. Unsub. Notes,
  5.13%, 11/15/12(d)                                    80,000            80,681
--------------------------------------------------------------------------------
Mercer International Inc.,
  Sr. Unsec. Global Notes,
  9.25%, 02/15/13(d)                                   140,000           116,900
================================================================================
                                                                         197,581
================================================================================

PROPERTY & CASUALTY INSURANCE-7.65%

First American Capital Trust
  I, Gtd. Trust Pfd. Capital
  Securities, 8.50%,
  04/15/12(d)                                          790,000           894,857
--------------------------------------------------------------------------------
North Front Pass-Through
  Trust, Sec. Pass Through
  Ctfs., 5.81%,
  12/15/24(b)(d)                                       350,000           334,358
--------------------------------------------------------------------------------
Oil Casualty Insurance Ltd.
  (Bermuda), Unsec. Gtd.
  Bonds, 8.00%,
  09/15/34(b)(d)                                       330,000           304,653
--------------------------------------------------------------------------------
Oil Insurance Ltd., Notes,
  7.56% (b)(d)(f)                                      870,000           803,871
--------------------------------------------------------------------------------
QBE Capital Funding II L.P.
  (Australia), Gtd. Sub.
  Bonds, 6.80% (b)(d)(f)                               400,000           379,840
================================================================================
                                                                       2,717,579
================================================================================

REGIONAL BANKS-3.67%

Cullen/Frost Capital Trust
  I, Jr. Unsec. Gtd. Sub.
  Floating Rate Notes,
  4.63%, 03/01/34(d)(e)                                600,000           559,158
================================================================================



See accompanying notes which are an integral part of this schedule.

\

AIM V.I. DIVERSIFIED INCOME FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

PNC Capital Trust C, Unsec.
  Gtd. Sub. Floating Rate
  Trust Pfd. Capital
  Securities, 3.65%,
  06/01/28(d)(e)                               $       100,000   $        86,006
--------------------------------------------------------------------------------
Silicon Valley Bank, Unsec.
  Sub. Notes, 6.05%,
  06/01/17(d)                                          480,000           476,655
--------------------------------------------------------------------------------
TCF National Bank, Sub.
  Notes, 5.00%, 06/15/14(d)                            175,000           181,095
================================================================================
                                                                       1,302,914
================================================================================

REINSURANCE-1.23%

Reinsurance Group of
  America, Inc., Jr. Unsec.
  Sub. Deb., 6.75%,
  12/15/65(d)                                          380,000           335,004
--------------------------------------------------------------------------------
Stingray Pass-Through Trust,
  Pass Through Ctfs., 5.90%,
  01/12/15 (Acquired
  01/07/05-11/03/05; Cost
  $493,840)(b)(g)                                      500,000           102,500
================================================================================
                                                                         437,504
================================================================================

RESTAURANTS-0.41%

Darden Restaurants Inc., Sr.
  Unsec. Notes, 6.20%,
  10/15/17(d)                                          150,000           146,841
================================================================================

SPECIALIZED FINANCE-0.30%

CIT Group Inc., Sr. Unsec.
  Medium-Term Global Notes,
  4.00%, 05/08/08(d)                                   110,000           107,811
================================================================================

SPECIALIZED REIT'S-1.25%

HCP Inc.,
  Sr. Unsec. Floating Rate
  Medium-Term Notes,
  3.25%, 09/15/08(d)(e)                                165,000           161,360
--------------------------------------------------------------------------------
  Sr. Unsec. Medium-Term Notes,,
  6.70%, 01/30/18(d)                                   140,000           120,539
--------------------------------------------------------------------------------
Health Care REIT Inc., Sr.
  Unsec. Notes, 5.88%,
  05/15/15(d)                                          175,000           160,454
================================================================================
                                                                         442,353
================================================================================

SPECIALTY CHEMICALS-0.54%

Valspar Corp.,
  Sr. Unsec. Unsub. Notes,
  5.63%, 05/01/12(d)                                   100,000           100,736
--------------------------------------------------------------------------------
  6.05%, 05/01/17(d)                                   100,000            92,824
================================================================================
                                                                         193,560
================================================================================

STEEL-0.57%

United States Steel Corp.,
  Sr. Unsec. Unsub. Notes,
  6.05%, 06/01/17(d)                                   150,000           136,255
--------------------------------------------------------------------------------
  6.65%, 06/01/37(d)                                    80,000            67,414
================================================================================
                                                                         203,669
================================================================================

THRIFTS & MORTGAGE FINANCE-0.89%

Countrywide Financial Corp.,
  Unsec. Gtd. Unsub. Floating Rate
  Medium-Term Notes,
  4.79%, 01/05/09(d)(e)                                260,000           240,500
================================================================================


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-(CONTINUED)

Countrywide Financial Corp.,
  Unsec. Gtd. Unsub.
  Medium-Term Global Notes,
  5.80%, 06/07/12(d)                           $        80,000   $        74,000
================================================================================
                                                                         314,500
================================================================================

TRADING COMPANIES &  DISTRIBUTORS-1.44%

United Rentals North
  America, Inc., Sr. Unsec.
  Gtd. Global Notes, 6.50%,
  02/15/12(d)                                           80,000            72,600
--------------------------------------------------------------------------------
Western Power Distribution
  Holdings Ltd. (United
  Kingdom), Sr. Unsec.
  Unsub. Notes, 7.38%,
  12/15/28(b)(d)                                       375,000           437,910
================================================================================
                                                                         510,510
================================================================================

TRUCKING-2.47%

Roadway Corp., Sr. Sec. Gtd.
  Global Notes, 8.25%,
  12/01/08(d)                                          910,000           876,548
================================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.59%

Alamosa Delaware Inc., Sr.
  Unsec. Gtd. Global Notes,
  8.50%, 01/31/12(d)                                   190,000           171,600
--------------------------------------------------------------------------------
Nextel Communications,
  Inc.-Series D, Sr. Unsec.
  Gtd. Notes, 7.38%,
  08/01/15(d)                                          710,000           549,327
--------------------------------------------------------------------------------
Sprint Nextel Corp., Sr.
  Unsec. Bonds, 9.25%,
  04/15/22(d)                                          235,000           200,904
================================================================================
                                                                         921,831
================================================================================
   Total Bonds & Notes
     (Cost $30,855,766)                                               28,056,132
================================================================================

U.S. GOVERNMENT SPONSORED
  MORTGAGE-BACKED SECURITIES-6.28%

FEDERAL HOME LOAN MORTGAGE CORP
  (FHLMC)-1.30%

  8.50%, 03/01/10(d)                                        96               102
--------------------------------------------------------------------------------
  6.50%, 05/01/16 to 08/01/32(d)                        23,383            24,453
--------------------------------------------------------------------------------
  6.00%, 05/01/17 to 11/01/33(d)                       214,726           221,575
--------------------------------------------------------------------------------
  5.50%, 09/01/17(d)                                    78,573            80,599
--------------------------------------------------------------------------------
  7.00%, 08/01/21(d)                                   126,985           134,683
================================================================================
                                                                         461,412
================================================================================

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)-4.37%

  7.00%, 02/01/16 to 09/01/32(d)                        43,416            46,038
--------------------------------------------------------------------------------
  6.50%, 05/01/16 to 10/01/35 (d)(h)                   147,245           153,882
--------------------------------------------------------------------------------
  5.00%, 11/01/18(d)                                    73,476            74,529
--------------------------------------------------------------------------------
  7.50%, 04/01/29 to 10/01/29(d)                       100,274           108,525
--------------------------------------------------------------------------------
  8.00%, 04/01/32(d)                                     6,195             6,715
--------------------------------------------------------------------------------
  Pass Through Ctfs., TBA,
  5.50%, 04/01/23(d)(i)                                270,000           275,611
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM V.I. DIVERSIFIED INCOME FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION-(CONTINUED)

  6.00%, 04/01/23(d)(i)                        $       360,000   $       370,519
--------------------------------------------------------------------------------
  6.50%, 04/01/38(d)(i)                                499,000           516,855
================================================================================
                                                                       1,552,674
================================================================================

GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION (GNMA)-0.61%

  7.50%, 06/15/23(d)                                    16,417            17,705
--------------------------------------------------------------------------------
  8.50%, 11/15/24(d)                                    12,711            14,069
--------------------------------------------------------------------------------
  7.00%, 07/15/31 to 08/15/31(d)                         4,275             4,568
--------------------------------------------------------------------------------
  6.50%, 11/15/31 to 09/15/32(d)                        32,234            33,684
--------------------------------------------------------------------------------
  6.00%, 12/15/31 to 11/15/32(d)                        48,683            50,456
--------------------------------------------------------------------------------
  5.50%, 02/15/34(d)(h)                                 94,246            96,319
================================================================================
                                                                         216,801
================================================================================
   Total U.S. Government Sponsored
     Mortgage-Backed Securities
     (Cost $2,206,654)                                                 2,230,887
================================================================================

ASSET-BACKED SECURITIES-4.68%

COLLATERALIZED MORTGAGE OBLIGATIONS-0.32%

Federal Home Loan
  Bank-Series TQ-2015, Class
  A, Pass Through Ctfs.,
  5.07%, 10/20/15(d)                                   109,409           114,323
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.36%

Citicorp Lease Pass-Through
  Trust-Series 1999-1, Class
  A2, Pass Through Ctfs.,
  8.04%, 12/15/19(b)(d)                                675,000           747,162
--------------------------------------------------------------------------------
Patron's Legacy
  2004-1-LILACS-1-Series A,
  Ctfs., 6.67%, 05/04/18
  (Acquired 04/30/04; Cost
  $944,341)(b)(g)                                      944,341           800,329
================================================================================
                                                                       1,547,491
================================================================================
   Total Asset-Backed Securities
     (Cost $1,819,263)                                                 1,661,814
================================================================================

U.S. TREASURY SECURITIES-3.16%

U.S. TREASURY NOTES-3.16%
  4.88% 10/31/08 (Cost $1,118,172), (d)              1,100,000         1,122,253
================================================================================

MUNICIPAL OBLIGATIONS-2.49%

Blount (County of), Tennessee
  Health & Educational Facilities
  Board (Asbury Inc.), Series
  2007 B, Refunding Taxable RB,
  7.50%, 04/01/09 (d)                                   30,000            29,728
--------------------------------------------------------------------------------
Detroit (City of), Michigan;
  Series 2005 A-1, Taxable
  Capital Improvement Limited Tax GO,
  (INS-Ambac Assurance Corp.)
  4.96%, 04/01/20(c)(d)                                130,000           124,032
================================================================================


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-(CONTINUED)

Florida (State of) Development
  Finance Corp. (Palm Bay Academy
  Inc.); Series 2006 B, Taxable RB,
  7.50%, 05/15/17 (d)                          $        65,000   $        66,713
--------------------------------------------------------------------------------
Industry (City of), California
  Urban Development Agency
  (Project 3); Series 2003,
  Taxable Allocation RB,
  (INS-MBIA Insurance Corp.)
  6.10%, 05/01/24 (c)(d)                               650,000           663,104
================================================================================
   Total Municipal Obligations                                           883,577
     (Cost $889,158)
================================================================================

U.S. GOVERNMENT SPONSORED AGENCY
  SECURITIES-2.11%

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)-0.86%

Sr. Unsec. Floating Rate
  Global Notes, 5.22%,
  02/17/09(d)(e)                                       300,000           303,189
================================================================================

STUDENT LOAN MARKETING ASSOCIATION-1.25%

SLM Corp.,
  Sr. Unsec. Unsub. Floating Rate
  Medium-Term Notes,
  1.67%, 03/15/10(d)(e)                                200,000           150,872
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Medium-Term Notes,
  5.05%, 11/14/14(d)                                   400,000           294,344
================================================================================
                                                                         445,216
================================================================================
   Total U.S. Government Sponsored
     Agency Securities
     (Cost $851,611)                                                     748,405
================================================================================

                                                    SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS-6.04%
LIFE & HEALTH INSURANCE-0.43%

Aegon N.V. 6.38% Pfd.
  (Netherlands)(j)                                       7,500           152,250
================================================================================

OFFICE SERVICES & SUPPLIES-2.19%

Pitney Bowes International
  Holdings Inc., -Series D,
  4.85% Pfd. (b)(d)                                          8           777,329
================================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES-2.72%

Auction Pass Through Trust
  -Series 2007-T2, Class A
  7.95% Pfd. (Acquired
  12/14/07; Cost
  $975,000)(b)(g)(k)                                        13           965,256
================================================================================

WIRELESS TELECOMMUNICATION
  SERVICES-0.70%

Telephone & Data Systems, Inc.
  -Series A, 7.60% Pfd.(j)                              12,000           250,320
================================================================================
   Total Preferred Stocks
     (Cost $2,241,274)                                                 2,145,155
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM V.I. DIVERSIFIED INCOME FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-1.32%

THRIFTS & MORTGAGE FINANCE-1.32%

Washington Mutual, Inc./Henderson
  N.V.  3.98%, 04/10/08
  (Cost $469,104)(d)(e)                        $      470,000    $       470,070
================================================================================

                                                    SHARES
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-0.12%

BROADCASTING & CABLE TV-0.12%
Adelphia Communications Corp. Sr.
  Notes, 10.88%, 10/01/10(j)                               900             6,975
--------------------------------------------------------------------------------
Adelphia Recovery Trust -Series
  ACC-1 (j)                                             87,412             5,900
--------------------------------------------------------------------------------
Time Warner Cable, Inc. -Class A (j)                     1,279            31,950
================================================================================
   Total Common Stocks & Other Equity
     Interests
     (Cost $86,128)                                                       44,825
================================================================================

MONEY MARKET FUNDS-1.22%

Liquid Assets Portfolio
  -Institutional Class(l)                              216,889           216,889
--------------------------------------------------------------------------------
Premier Portfolio -Institutional
  Class(l)                                             216,889           216,889
================================================================================
   Total Money Market Funds
     (Cost $433,778)                                                     433,778
================================================================================
TOTAL INVESTMENTS-106.39%
  (Cost $40,970,908)                                                  37,796,896
================================================================================
OTHER ASSETS LESS LIABILITIES-(6.39)%                                 (2,268,921)
================================================================================
NET ASSETS-100.00%                                               $    35,527,975
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Ctfs.  -- Certificates

Deb.   -- Debentures

GO     -- General Obligation Bonds

Gtd.   -- Guaranteed

INS    -- Insurer

Jr.    -- Junior

LILACS -- Life Insurance and Life Annuities Based Charitable Securities

Pfd.   -- Preferred

RB     -- Revenue Bonds

REIT   -- Real Estate Investment Trust

Sec.   -- Secured

Sr.    -- Senior

Sub.   -- Subordinated

TBA    -- To Be Announced

Unsec. -- Unsecured

Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2008 was $12,788,049, which represented 35.99% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Principal and/or interest payments are secured by the bond insurance company listed.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2008 was $34,923,888, which represented 98.30% of the Fund's Net Assets. See
     Note 1A.

(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2008.

(f)  Perpetual bond with no specified maturity date.

(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2008 was $2,362,601, which represented 6.65% of the Fund's Net Assets.

(h) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 3.

(i) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1E.

(j) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(k) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at March 31, 2008 represented 2.72% of the Fund's Net Assets. See Note 1A.

(l) The money market fund and the Fund are affiliated by having the same investment advisor.

AIM V.I. DIVERSIFIED INCOME FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. DIVERSIFIED INCOME FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. LOWER-RATED SECURITIES - The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

E. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS - The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

AIM V.I. DIVERSIFIED INCOME FUND

         Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

          At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. DIVERSIFIED INCOME FUND


H. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

I. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

J. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM V.I. DIVERSIFIED INCOME FUND


NOTE 2 -- SUPPLEMENTAL INFORMATION


The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.


                                                INVESTMENTS IN   OTHER FINANCIAL
INPUT LEVEL                                        SECURITIES      INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1                                         $      868,297   $       210,413
--------------------------------------------------------------------------------
Level 2                                             36,928,599        (1,465,470)
--------------------------------------------------------------------------------
Level 3                                                     --                --
--------------------------------------------------------------------------------
                                                 $  37,796,896   $    (1,255,057)
________________________________________________________________________________
================================================================================

* Other financial instruments include futures and swap contracts, which are included at the unrealized appreciation/(depreciation) of the instruments.

NOTE 3 -- FUTURES CONTRACTS


On March 31, 2008, U.S. mortgage-backed obligations with a value of $187,629 were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

-----------------------------------------------------------------------------------
                              NUMBER OF      MONTH/         VALUE       UNREALIZED
            CONTRACT          CONTRACTS    COMMITMENT     03/31/08     APPRECIATION
-----------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes            5   June-08/Long   $   571,172   $      8,544
-----------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes          23   June-08/Long     2,735,922         98,588
-----------------------------------------------------------------------------------
U.S. Treasury 30 Year Bond           28   June-08/Long     3,326,313        103,281
-----------------------------------------------------------------------------------
                                                                       $    210,413
___________________________________________________________________________________
===================================================================================

AIM V.I. DIVERSIFIED INCOME FUND


NOTE 4 -- CREDIT DEFAULT SWAP AGREEMENTS


                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
------------------------------------------------------------------------------------------------------------------
                                                                                         NOTIONAL     UNREALIZED
                                                BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
   COUNTERPARTY         REFERENCE ENTITY       PROTECTION    FIXED RATE        DATE        (000)    (DEPRECIATION)
----------------------------------------------------------------------------------------- ----------- -- ---------
Lehman Bros.           CDX North America
Special Financing    Investment Grade High
Inc.                    Volatility Index           Sell          0.75%(a)     06/20/12   $  2,000   $    (121,609)
------------------------------------------------------------------------------------------------------------------
Lehman Bros.           CDX North America
Special Financing    Investment Grade High
Inc.                    Volatility Index           Sell          0.75%(b)     06/20/12      4,500        (345,046)
------------------------------------------------------------------------------------------------------------------
Lehman Bros.           CDX North America
Special Financing    Investment Grade High
Inc.                    Volatility Index           Sell          0.75%(c)     06/20/12      5,000        (409,857)
------------------------------------------------------------------------------------------------------------------
Lehman Bros.
Special Financing
Inc.                       MBIA Inc.               Sell            1.90%      09/20/08      1,200         (78,943)
------------------------------------------------------------------------------------------------------------------
Lehman Bros.
Special Financing     Residential Capital,
Inc.                          LLC.                 Sell            6.80%      09/20/08        200         (35,333)
------------------------------------------------------------------------------------------------------------------
Lehman Bros.
Special Financing
Inc.                Residential Capital, LLC       Sell            2.75%      09/20/08        125         (24,082)
------------------------------------------------------------------------------------------------------------------
Merrill Lynch        AMBAC Financial Group,
International                 Inc.                 Sell            6.75%      12/20/08        230         (15,912)
------------------------------------------------------------------------------------------------------------------
Merrill Lynch        AMBAC Financial Group,
International                 Inc.                 Sell            2.30%      12/20/08        470         (46,489)
------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International        Assured Guaranty Corp.        Sell            5.00%      03/20/09        235          (1,549)
------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International            CIT Group Inc.            Sell            2.50%      09/20/08        100          (6,498)
------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International            CIT Group Inc.            Sell            2.40%      09/20/08        230         (15,050)
------------------------------------------------------------------------------------------------------------------
Merrill Lynch        Lehman Bros. Holdings
International                 Inc.                 Sell            0.90%      09/20/08        430          (6,132)
------------------------------------------------------------------------------------------------------------------
Morgan Stanley &       CDX North America
Co. International    Investment Grade High
PLC                     Volatility Index           Sell          1.40%(d)     12/20/12      4,000        (323,197)
------------------------------------------------------------------------------------------------------------------
UBS A.G.             AMBAC Financial Group,        Sell           11.00%      12/20/08        410         (16,721)
                              Inc.
------------------------------------------------------------------------------------------------------------------
                     AMBAC Financial Group,
UBS A.G.                      Inc.                 Sell            5.10%      12/20/08        230         (18,447)
------------------------------------------------------------------------------------------------------------------
                     American International
UBS A.G.                  Group, Inc.              Sell            2.20%      06/20/08        260              73
------------------------------------------------------------------------------------------------------------------
UBS A.G.               Pulte Homes, Inc.           Sell            4.20%      12/20/08        470            (678)
------------------------------------------------------------------------------------------------------------------
    TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                                            $  (1,465,470)
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Unamortized premium at period-end of $75,195.

(b)  Unamortized premium at period-end of $97,763.

(c)  Unamortized premium at period-end of $82,153.

(d)  Unamortized discount at period-end of $10,386.

AIM V.I. DIVERSIFIED INCOME FUND


NOTE 5 -- INVESTMENT SECURITIES


The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $4,444,106 and $6,196,857, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities           $   228,768
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (3,405,499)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities  $(3,176,731)
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $40,973,627.

                             AIM V.I. DYNAMICS FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2008

                        [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--

invescoaim.com                I-VIDYN-QTR-1 03/08     Invesco Aim Advisors, Inc.

AIM V.I. DYNAMICS FUND


SCHEDULE OF INVESTMENTS(A)
March 31, 2008
(Unaudited)

                                                    SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-99.21%

ADVERTISING-1.15%

Focus Media Holding Ltd. -ADR
  (China)(b)(c)                                         29,255   $     1,028,313
================================================================================

AEROSPACE & DEFENSE-2.41%

BE Aerospace, Inc. (c)                                  27,412           958,049
--------------------------------------------------------------------------------
Precision Castparts Corp.                               11,705         1,194,847
================================================================================
                                                                       2,152,896
================================================================================

APPAREL RETAIL-4.92%

Abercrombie & Fitch Co. -Class A                        18,731         1,369,985
--------------------------------------------------------------------------------
Aeropostale, Inc. (c)                                   53,373         1,446,942
--------------------------------------------------------------------------------
Guess?, Inc.                                            26,284         1,063,714
--------------------------------------------------------------------------------
Urban Outfitters, Inc. (c)                              16,440           515,394
================================================================================
                                                                       4,396,035
================================================================================

APPAREL, ACCESSORIES & LUXURY
  GOODS-4.81%

Coach, Inc. (c)                                         32,040           966,006
--------------------------------------------------------------------------------
Hanesbrands, Inc. (c)                                   61,202         1,787,098
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                 12,355           720,173
--------------------------------------------------------------------------------
Under Armour, Inc. -Class A (b)(c)                      22,637           828,514
================================================================================
                                                                       4,301,791
================================================================================

APPLICATION SOFTWARE-4.06%

ANSYS, Inc. (c)                                         28,397           980,265
--------------------------------------------------------------------------------
Citrix Systems, Inc. (c)                                28,994           850,394
--------------------------------------------------------------------------------
Nuance Communications, Inc. (c)                         25,357           441,465
--------------------------------------------------------------------------------
Solera Holdings Inc. (c)                                55,850         1,360,506
================================================================================
                                                                       3,632,630
================================================================================

ASSET MANAGEMENT & CUSTODY
  BANKS-1.00%

Affiliated Managers Group, Inc. (c)                      4,960           450,070
--------------------------------------------------------------------------------
Riskmetrics Group Inc. (c)                              22,863           442,399
================================================================================
                                                                         892,469
================================================================================

BIOTECHNOLOGY-1.83%

Genzyme Corp. (c)                                       13,200           983,928
--------------------------------------------------------------------------------
United Therapeutics Corp. (c)                            7,500           650,250
================================================================================
                                                                       1,634,178
================================================================================

CASINOS & GAMING-1.17%

International Game Technology                           25,919         1,042,203
================================================================================

COAL & CONSUMABLE FUELS-0.63%

Peabody Energy Corp.                                    11,099           566,049
================================================================================

COMMUNICATIONS EQUIPMENT-1.43%

Infinera Corp. (c)                                      31,815           381,780
--------------------------------------------------------------------------------
Juniper Networks, Inc. (c)                              35,729           893,225
================================================================================
                                                                       1,275,005
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
COMPUTER & ELECTRONICS RETAIL-0.72%

GameStop Corp. -Class A (c)                             12,459   $       644,255
================================================================================

CONSTRUCTION & ENGINEERING-2.08%

Foster Wheeler Ltd. (c)                                 18,839         1,066,664
--------------------------------------------------------------------------------
Quanta Services, Inc. (c)                               34,020           788,244
================================================================================
                                                                       1,854,908
================================================================================

CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS-1.59%

Bucyrus International, Inc. -Class A                     9,244           939,653
--------------------------------------------------------------------------------
Joy Global Inc.                                          7,394           481,793
================================================================================
                                                                       1,421,446
================================================================================

CONSUMER FINANCE-0.45%

SLM Corp. (c)                                           26,452           406,038
================================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES-3.06%

Alliance Data Systems Corp. (c)                         30,226         1,436,037
--------------------------------------------------------------------------------
Fidelity National Information
  Services, Inc.                                        34,147         1,302,367
================================================================================
                                                                       2,738,404
================================================================================

DIVERSIFIED COMMERCIAL &
  PROFESSIONAL SERVICES-3.53%

Corrections Corp. of America (c)                        62,432         1,718,128
--------------------------------------------------------------------------------
Equifax Inc.                                             7,394           254,945
--------------------------------------------------------------------------------
IHS Inc. -Class A (c)                                   18,357         1,180,539
================================================================================
                                                                       3,153,612
================================================================================

DRUG RETAIL-1.39%

Shoppers Drug Mart Corp. (Canada)                       24,631         1,246,565
================================================================================

EDUCATION SERVICES-0.75%

Apollo Group Inc. -Class A (c)                          15,498           669,514
================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.70%

General Cable Corp. (c)                                 25,652         1,515,264
================================================================================

ELECTRONIC EQUIPMENT
  MANUFACTURERS-1.19%

Amphenol Corp. -Class A                                 28,615         1,065,909
================================================================================

FERTILIZERS & AGRICULTURAL
  CHEMICALS-0.99%

Potash Corp. of Saskatchewan Inc. (Canada)               5,678           881,282
================================================================================

FOOTWEAR-0.84%

Crocs, Inc. (c)                                         43,189           754,512
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM V.I. DYNAMICS FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-3.44%

Gen-Probe Inc. (c)                                      15,130   $       729,266
--------------------------------------------------------------------------------
Hologic, Inc. (c)                                       15,353           853,627
--------------------------------------------------------------------------------
Intuitive Surgical, Inc. (c)                             1,700           551,395
--------------------------------------------------------------------------------
Kinetic Concepts, Inc. (c)                              20,300           938,469
================================================================================
                                                                       3,072,757
================================================================================

HEALTH CARE FACILITIES-0.70%

VCA Antech, Inc. (c)                                    23,000           629,050
================================================================================

HEALTH CARE SERVICES-1.34%

Express Scripts, Inc. (c)                               11,000           707,520
--------------------------------------------------------------------------------
Healthways, Inc. (c)                                    13,900           491,226
================================================================================
                                                                       1,198,746
================================================================================

HEALTH CARE SUPPLIES-1.25%

Immucor, Inc. (c)                                       29,500           629,530
--------------------------------------------------------------------------------
Inverness Medical Innovations, Inc. (c)                 16,332           491,593
================================================================================
                                                                       1,121,123
================================================================================

HOME ENTERTAINMENT SOFTWARE-2.15%

Activision, Inc. (c)                                    43,416         1,185,691
--------------------------------------------------------------------------------
Electronic Arts Inc. (c)                                14,661           731,877
================================================================================
                                                                       1,917,568
================================================================================

HOUSEWARES & SPECIALTIES-1.27%

Jarden Corp. (c)                                        52,314         1,137,306
================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-1.09%

KGEN Power Corp.  (Acquired
  01/12/07; Cost
  $865,032)(c)(d)(e)                                    61,788           973,161
================================================================================

INDUSTRIAL CONGLOMERATES-1.77%

McDermott International, Inc. (c)                       28,784         1,577,939
================================================================================

INDUSTRIAL MACHINERY-1.32%

Flowserve Corp.                                         11,292         1,178,659
================================================================================

INTERNET SOFTWARE & SERVICES-0.51%

VistaPrint Ltd. (c)                                     13,112           458,264
================================================================================

INVESTMENT BANKING & BROKERAGE-1.09%

TD Ameritrade Holding Corp. (c)                         59,097           975,691
================================================================================

IT CONSULTING & OTHER SERVICES-1.56%

Cognizant Technology Solutions Corp.
  -Class A (c)                                          15,377           443,319
--------------------------------------------------------------------------------
Gartner, Inc. (c)                                       49,406           955,512
================================================================================
                                                                       1,398,831
================================================================================

LIFE SCIENCES TOOLS & SERVICES-1.51%

AMAG Pharmaceuticals, Inc. (b)(c)                       12,055           487,384
--------------------------------------------------------------------------------
Pharmaceutical Product
  Development, Inc.                                     20,606           863,391
================================================================================
                                                                       1,350,775
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
MANAGED HEALTH CARE-1.91%

Aveta, Inc. (Acquired
  12/21/05-05/22/06; Cost
  $1,300,095)(c)(d)(e)                                  90,000   $       720,000
--------------------------------------------------------------------------------
Humana Inc. (c)                                         21,977           985,888
================================================================================
                                                                       1,705,888
================================================================================

METAL & GLASS CONTAINERS-6.20%

Crown Holdings, Inc. (c)                                67,968         1,710,075
--------------------------------------------------------------------------------
Owens-Illinois, Inc. (c)                                40,243         2,270,913
--------------------------------------------------------------------------------
Pactiv Corp. (c)                                        59,497         1,559,416
================================================================================
                                                                       5,540,404
================================================================================

MORTGAGE REIT'S-0.89%

Annaly Capital Management Inc.                          51,916           795,353
================================================================================

MULTI-LINE INSURANCE-0.53%

Genworth Financial Inc. -Class A                        21,082           477,296
================================================================================

OIL & GAS DRILLING-1.85%

Noble Corp.                                             33,274         1,652,720
================================================================================

OIL & GAS EQUIPMENT & SERVICES-3.65%

Cameron International Corp. (c)                         23,957           997,570
--------------------------------------------------------------------------------
National-Oilwell Varco Inc. (c)                         20,669         1,206,656
--------------------------------------------------------------------------------
Weatherford International Ltd. (c)                      14,638         1,060,816
================================================================================
                                                                       3,265,042
================================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.39%

Carrizo Oil & Gas, Inc. (c)                             17,000         1,007,590
--------------------------------------------------------------------------------
Southwestern Energy Co. (c)                             33,400         1,125,246
================================================================================
                                                                       2,132,836
================================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.97%

Williams Cos., Inc. (The)                               26,300           867,374
================================================================================

PERSONAL PRODUCTS-1.10%

Estee Lauder Cos. Inc. (The)
  -Class A                                              21,354           979,081
================================================================================

PHARMACEUTICALS-1.04%

Allergan, Inc.                                          16,449           927,559
================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.29%

Meruelo Maddux Properties, Inc. (c)                    103,577           263,086
================================================================================

REGIONAL BANKS-0.58%

Signature Bank (c)                                      20,415           520,582
================================================================================
RESTAURANTS-1.36%

Burger King Holdings Inc.                               44,109         1,220,055
================================================================================

SEMICONDUCTOR EQUIPMENT-0.55%

MEMC Electronic Materials, Inc. (c)                      6,892           488,643
================================================================================

SEMICONDUCTORS-4.17%

Intersil Corp. -Class A                                 34,462           884,640
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                         49,857         1,016,584
--------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM V.I. DYNAMICS FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS-(CONTINUED)

NVIDIA Corp. (c)                                        45,462   $       899,693
--------------------------------------------------------------------------------
ON Semiconductor Corp. (b)(c)                          163,015           925,925
================================================================================
                                                                       3,726,842
================================================================================

SOFT DRINKS-0.85%

Hansen Natural Corp. (c)                                21,587           762,021
================================================================================

SPECIALIZED FINANCE-1.91%

IntercontinentalExchange Inc. (c)                        7,150           933,075
--------------------------------------------------------------------------------
KKR Financial Holdings LLC                              61,409           777,438
================================================================================
                                                                       1,710,513
================================================================================

SPECIALTY STORES-1.34%

Dick's Sporting Goods, Inc. (c)                         32,239           863,361
--------------------------------------------------------------------------------
Ulta Salon Cosmetics & Fragrance Inc. (b)(c)            23,579           331,049
================================================================================
                                                                       1,194,410
================================================================================

SYSTEMS SOFTWARE-0.50%

McAfee Inc. (c)                                         13,592           449,759
================================================================================

TIRES & RUBBER-1.34%

Goodyear Tire & Rubber Co. (The) (c)                    46,326         1,195,211
================================================================================

TRUCKING-2.65%

Con-way Inc.                                            16,747           828,642
--------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                    14,136           444,294
--------------------------------------------------------------------------------
Landstar System, Inc.                                   21,061         1,098,542
================================================================================
                                                                       2,371,478
================================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.44%

American Tower Corp. -Class A (c)                       27,767         1,088,743
--------------------------------------------------------------------------------
Crown Castle International Corp. (c)                    31,587         1,089,436
================================================================================
                                                                       2,178,179
================================================================================

    Total Common Stocks & Other
    Equity Interests
      (Cost $91,791,801)                                              88,687,480
================================================================================

MONEY MARKET FUNDS-1.27%

Liquid Assets Portfolio
  -Institutional Class(f)                              567,056           567,056
--------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class(f)                              567,056           567,056
--------------------------------------------------------------------------------
    Total Money Market Funds
      (Cost $1,134,112)                                                1,134,112
================================================================================
TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities on
  loan)-100.48%
  (Cost $92,925,913)                                                  89,821,592
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-2.87%

Liquid Assets Portfolio -Institutional Class
  (Cost $2,564,608)(f)(g)                            2,564,608   $     2,564,608
================================================================================
TOTAL INVESTMENTS-103.35%
  (Cost $95,490,521)                                                  92,386,200
================================================================================
OTHER ASSETS LESS LIABILITIES-(3.35)%                                 (2,993,009)
================================================================================
NET ASSETS-100.00%                                               $    89,393,191
________________________________________________________________________________
================================================================================


Investment Abbreviations:

ADR  -- American Depositary Receipt
REIT -- Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at March 31, 2008.

(c)  Non-income producing security.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at March 31, 2008 was $1,693,161, which represented 1.89% of the Fund's Net Assets. See Note 1A.

(e) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2008 was $1,693,161, which represented 1.89% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.



See accompanying notes which are an integral part of this schedule.

AIM V.I. DYNAMICS FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. DYNAMICS FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM V.I. DYNAMICS FUND

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

          Level 1 - Quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                  INVESTMENTS IN
INPUT LEVEL                                                         SECURITIES
--------------------------------------------------------------------------------
Level 1                                                           $   90,693,039
--------------------------------------------------------------------------------
Level 2                                                                1,693,161
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                  $   92,386,200
________________________________________________________________________________
================================================================================

AIM V.I. DYNAMICS FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $27,126,454 and $37,408,930 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.


     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $     8,985,349
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (12,199,107)
----------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities      $    (3,213,758)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $95,599,958.

                        AIM V.I. FINANCIAL SERVICES FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2008

                         [INVESCO AIM LOGO APPEAR HERE]
                                --servicemark--

invescoaim.com                I-VIFSE-QTR-1 03/08     Invesco Aim Advisors, Inc.

AIM V.I. FINANCIAL SERVICES FUND


SCHEDULE OF INVESTMENTS(A)
March 31, 2008
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-93.14%

ASSET MANAGEMENT & CUSTODY
  BANKS-6.79%

Blackstone Group L.P. (The) (b)                       33,065   $       525,072
------------------------------------------------------------------------------
FBR Capital Markets Corp. (c)                        125,011           843,825
------------------------------------------------------------------------------
Federated Investors, Inc.
  -Class B (b)                                        59,163         2,316,823
------------------------------------------------------------------------------
State Street Corp.                                    19,020         1,502,580
==============================================================================
                                                                     5,188,300
==============================================================================

CONSUMER FINANCE-8.16%

AmeriCredit Corp. (b)(c)                              69,800           702,886
------------------------------------------------------------------------------
Capital One Financial Corp. (b)                       95,110         4,681,314
------------------------------------------------------------------------------
SLM Corp. (b)(c)                                      55,878           857,727
==============================================================================
                                                                     6,241,927
==============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES-1.42%

Automatic Data Processing, Inc. (b)                   25,551         1,083,107
==============================================================================

DIVERSIFIED BANKS-6.52%

U.S. Bancorp (b)                                      86,501         2,799,172
------------------------------------------------------------------------------
Wachovia Corp.                                        81,013         2,187,351
==============================================================================
                                                                     4,986,523
==============================================================================

DIVERSIFIED CAPITAL MARKETS-1.34%

UBS A.G. - (Switzerland)                              35,680         1,027,584
==============================================================================

INSURANCE BROKERS-8.98%

Aon Corp. (b)                                         29,105         1,170,021
------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc. (b)                      187,485         4,565,260
------------------------------------------------------------------------------
National Financial Partners Corp. (b)                 50,444         1,133,476
==============================================================================
                                                                     6,868,757
==============================================================================

INVESTMENT BANKING & BROKERAGE-9.18%

Merrill Lynch & Co., Inc. (b)                         80,807         3,292,077
------------------------------------------------------------------------------
Morgan Stanley (b)                                    81,510         3,725,007
==============================================================================
                                                                     7,017,084
==============================================================================

LIFE & HEALTH INSURANCE-2.65%

Prudential Financial, Inc. (b)                         5,853           457,997
------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                        32,932         1,571,186
==============================================================================
                                                                     2,029,183
==============================================================================

MULTI-LINE INSURANCE-5.21%

American International Group, Inc.                    28,958         1,252,434
------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.
  (The) (b)                                           36,029         2,729,917
==============================================================================
                                                                     3,982,351
==============================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES-15.29%

Bank of America Corp.                                 80,942         3,068,511
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL
  SERVICES-(CONTINUED)

Citigroup Inc.                                       165,829   $     3,552,057
------------------------------------------------------------------------------
JPMorgan Chase & Co. (b)                             118,072         5,071,193
==============================================================================
                                                                    11,691,761
==============================================================================

PROPERTY & CASUALTY INSURANCE-1.87%

Security Capital Assurance Ltd. (b)(d)                91,487            50,318
------------------------------------------------------------------------------
XL Capital Ltd. -Class A (b)                          46,554         1,375,671
==============================================================================
                                                                     1,425,989
==============================================================================

REGIONAL BANKS-9.93%

Fifth Third Bancorp (b)                              135,160         2,827,547
------------------------------------------------------------------------------
Popular, Inc. (b)                                    123,280         1,437,445
------------------------------------------------------------------------------
SunTrust Banks, Inc. (b)                              36,043         1,987,411
------------------------------------------------------------------------------
Zions Bancorp. (b)                                    29,373         1,337,940
==============================================================================
                                                                     7,590,343
==============================================================================

SPECIALIZED CONSUMER SERVICES-2.05%

H&R Block, Inc. (b)                                   75,645         1,570,390
==============================================================================

SPECIALIZED FINANCE-2.14%

Moody's Corp. (b)                                     46,913         1,633,980
==============================================================================

THRIFTS & MORTGAGE FINANCE-11.61%

Fannie Mae (b)                                       140,316         3,693,117
------------------------------------------------------------------------------
Freddie Mac                                           51,953         1,315,450
------------------------------------------------------------------------------
Hudson City Bancorp, Inc. (b)                        134,176         2,372,232
------------------------------------------------------------------------------
Washington Mutual, Inc. (b)                          145,523         1,498,887
==============================================================================
                                                                     8,879,686
==============================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $89,905,143)                                            71,216,965
==============================================================================

MONEY MARKET FUNDS-6.63%

Liquid Assets Portfolio-Institutional
  Class(e)                                         2,534,042         2,534,042
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)           2,534,042         2,534,042
==============================================================================
    Total Money Market Funds
      (Cost $5,068,084)                                              5,068,084
==============================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-99.77%
  (Cost $94,973,227)                                                76,285,049
==============================================================================

AIM V.I. FINANCIAL SERVICES FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-42.87%

Liquid Assets Portfolio-Institutional
  Class
  (Cost $32,783,214)(e)(f)                        32,783,214   $    32,783,214
==============================================================================
TOTAL INVESTMENTS-142.64%
  (Cost $127,756,441)                                              109,068,263
==============================================================================
OTHER ASSETS LESS LIABILITIES-(42.64)%                             (32,606,437)
==============================================================================
NET ASSETS-100.00%                                             $    76,461,826
______________________________________________________________________________
==============================================================================


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at March 31, 2008.

(c)  Non-income producing security.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees.
    The value of this security at March 31, 2008 represented 0.07% of the Fund's Net Assets. See Note
    1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.



See accompanying notes which are an integral part of this schedule.

AIM V.I. FINANCIAL SERVICES FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. FINANCIAL SERVICES FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The financial services sector is subject to extensive government regulation, which may change frequently. The profitability of businesses in this sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes to interest rates and general economic conditions.

E. SECURITIES LENDING -The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized

AIM V.I. FINANCIAL SERVICES FUND
     gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                    INVESTMENTS
INPUT LEVEL                                                        IN SECURITIES
--------------------------------------------------------------------------------
Level 1                                                            $ 109,017,945
--------------------------------------------------------------------------------
Level 2                                                                   50,318
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                   $ 109,068,263
________________________________________________________________________________
================================================================================

AIM V.I. FINANCIAL SERVICES FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $9,371,356 and $11,096,166 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $     6,696,523
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (26,252,426)
========================================================================================
Net unrealized (depreciation) of investment securities                   $   (19,555,903)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $128,624,166.

                        AIM V.I. GLOBAL HEALTH CARE FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2008

                        [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--

invescoaim.com           I-VIGHC-QTR-1 03/08          Invesco Aim Advisors, Inc.

AIM V.I. GLOBAL HEALTH CARE FUND


SCHEDULE OF INVESTMENTS (a)
March 31, 2008
(Unaudited)

                                                    SHARES            VALUE
--------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-73.34%

BIOTECHNOLOGY-26.93%

Acadia Pharmaceuticals Inc. (b)(c)                     119,050   $     1,078,593
--------------------------------------------------------------------------------
Altus Pharmaceuticals Inc. (b)(c)                       42,106           191,582
--------------------------------------------------------------------------------
Amgen Inc. (c)                                         147,783         6,174,374
--------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc. (b)(c)                     34,159           997,784
--------------------------------------------------------------------------------
Array BioPharma Inc.(c)                                 92,063           645,362
--------------------------------------------------------------------------------
Avigen, Inc. (c)                                       130,833           365,024
--------------------------------------------------------------------------------
Biogen Idec Inc. (c)                                    42,848         2,643,293
--------------------------------------------------------------------------------
BioMarin Pharmaceutical Inc.(c)                         86,759         3,068,666
--------------------------------------------------------------------------------
Celgene Corp. (b)(c)                                   102,505         6,282,511
--------------------------------------------------------------------------------
Genentech, Inc. (b)(c)                                  33,643         2,731,139
--------------------------------------------------------------------------------
Genzyme Corp. (c)                                      101,346         7,554,331
--------------------------------------------------------------------------------
Gilead Sciences, Inc. (b)(c)                           162,101         8,353,064
--------------------------------------------------------------------------------
Human Genome Sciences, Inc. (b)(c)                     111,268           655,368
--------------------------------------------------------------------------------
ImClone Systems Inc. (b)(c)                             35,830         1,519,909
--------------------------------------------------------------------------------
Incyte Corp. (b)(c)                                     55,215           580,310
--------------------------------------------------------------------------------
Medarex, Inc. (b)(c)                                   148,926         1,317,995
--------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc. (b)(c)                 77,940         1,204,952
--------------------------------------------------------------------------------
Myriad Genetics, Inc. (b)(c)                            11,976           482,513
--------------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc. (b)(c)                       64,455         1,871,129
--------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. (b)(c)                        36,621         1,369,259
--------------------------------------------------------------------------------
PDL BioPharma Inc.(c)                                   92,645           981,111
--------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc. (b)(c)                      44,542           831,154
--------------------------------------------------------------------------------
United Therapeutics Corp. (c)                           44,410         3,850,347
--------------------------------------------------------------------------------
Vertex Pharmaceuticals Inc. (b)(c)                      56,178         1,342,092
--------------------------------------------------------------------------------
ZymoGenetics, Inc. (b)(c)                               42,865           420,077
================================================================================
                                                                      56,511,939
================================================================================

DRUG RETAIL-1.22%

CVS Caremark Corp. (b)                                  63,025         2,553,143
================================================================================

HEALTH CARE DISTRIBUTORS-0.52%

Animal Health International, Inc.(c)                    99,073         1,083,859
================================================================================

HEALTH CARE EQUIPMENT-10.11%

American Medical Systems Holdings,
  Inc. (b)(c)                                          158,654         2,251,300
--------------------------------------------------------------------------------
Covidien Ltd.                                           46,628         2,063,289
--------------------------------------------------------------------------------
Dexcom Inc.(c)                                         132,631           549,092
--------------------------------------------------------------------------------
Hologic, Inc. (b)(c)                                    20,673         1,149,419
--------------------------------------------------------------------------------
Hospira, Inc. (b)(c)                                    49,054         2,098,040
--------------------------------------------------------------------------------
Medtronic, Inc.                                        141,243         6,831,924
--------------------------------------------------------------------------------
ResMed Inc. (b)(c)                                      40,217         1,696,353
--------------------------------------------------------------------------------
Thoratec Corp. (b)(c)                                   49,229           703,482
--------------------------------------------------------------------------------
Wright Medical Group, Inc. (c)                          47,280         1,141,339
--------------------------------------------------------------------------------
Zimmer Holdings, Inc. (c)                               35,015         2,726,268
================================================================================
                                                                      21,210,506
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
HEALTH CARE FACILITIES-1.13%

Assisted Living Concepts Inc.
  -Class A (b)(c)                                      185,675   $     1,093,626
--------------------------------------------------------------------------------
Tenet Healthcare Corp. (b)(c)                          227,175         1,285,810
================================================================================
                                                                       2,379,436
================================================================================

HEALTH CARE SERVICES-4.87%

DaVita, Inc. (c)                                        43,142         2,060,462
--------------------------------------------------------------------------------
Express Scripts, Inc. (b)(c)                            53,598         3,447,424
--------------------------------------------------------------------------------
HMS Holdings Corp. (b)(c)                               36,857         1,052,267
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings (b)(c)             21,215         1,563,121
--------------------------------------------------------------------------------
Quest Diagnostics Inc. (b)                              46,388         2,099,985
================================================================================
                                                                      10,223,259
================================================================================

HEALTH CARE SUPPLIES-0.79%

Align Technology, Inc. (b)(c)                           91,490         1,016,454
--------------------------------------------------------------------------------
Immucor, Inc. (c)                                       30,265           645,855
================================================================================
                                                                       1,662,309
================================================================================

HEALTH CARE TECHNOLOGY-0.30%

Allscripts Healthcare
  Solutions, Inc. (b)(c)                                61,351           633,142
================================================================================

INDUSTRIAL CONGLOMERATES-0.45%

Teleflex Inc.                                           19,625           936,309
================================================================================

LIFE SCIENCES TOOLS & SERVICES-8.34%

AMAG Pharmaceuticals, Inc. (b)(c)                       29,435         1,190,057
--------------------------------------------------------------------------------
Applera Corp.-Applied Biosystems Group (b)              64,597         2,122,657
--------------------------------------------------------------------------------
Charles River Laboratories
  International, Inc.(c)                                36,440         2,147,774
--------------------------------------------------------------------------------
Invitrogen Corp. (b)(c)                                 19,897         1,700,597
--------------------------------------------------------------------------------
Millipore Corp. (b)(c)                                  16,805         1,132,825
--------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                116,989         4,901,839
--------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. (b)(c)                   56,543         3,213,904
--------------------------------------------------------------------------------
Varian Inc. (c)                                         18,912         1,095,383
================================================================================
                                                                      17,505,036
================================================================================

MANAGED HEALTH CARE-4.22%

Aetna Inc. (b)                                          31,986         1,346,291
--------------------------------------------------------------------------------
Aveta, Inc.  (Acquired 12/21/05; Cost
  $1,655,802)(c)(d)(e)(f)                              122,652           981,216
--------------------------------------------------------------------------------
Health Net Inc. (b)(c)                                  45,458         1,400,106
--------------------------------------------------------------------------------
UnitedHealth Group Inc. (b)                            112,345         3,860,174
--------------------------------------------------------------------------------
WellPoint Inc. (b)(c)                                   28,576         1,261,059
================================================================================
                                                                       8,848,846
================================================================================

PERSONAL PRODUCTS-0.74%

Herbalife Ltd. (b)                                      32,561         1,546,647
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM V.I. GLOBAL HEALTH CARE FUND

                                                    SHARES            VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS-13.72%

ARYx Therapeutics, Inc. (c)                             84,692   $       669,067
--------------------------------------------------------------------------------
Biodel Inc. (b)(c)                                      27,316           296,379
--------------------------------------------------------------------------------
Cadence Pharmaceuticals, Inc. (b)(c)                   211,540         1,258,663
--------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings Inc. (c)                  43,965         1,052,522
--------------------------------------------------------------------------------
Inspire Pharmaceuticals, Inc. (b)(c)                   110,250           424,462
--------------------------------------------------------------------------------
Johnson & Johnson                                       73,032         4,737,586
--------------------------------------------------------------------------------
MAP Pharmaceuticals Inc. (b)(c)                         42,310           591,071
--------------------------------------------------------------------------------
Matrixx Initiatives, Inc. (c)                           43,729           640,192
--------------------------------------------------------------------------------
Medicines Co. (The) (c)                                 27,469           554,874
--------------------------------------------------------------------------------
Medicis Pharmaceutical Corp. -Class A (b)               52,365         1,031,067
--------------------------------------------------------------------------------
Merck & Co. Inc.                                        90,312         3,427,340
--------------------------------------------------------------------------------
Pfizer Inc.                                            157,557         3,297,668
--------------------------------------------------------------------------------
Schering-Plough Corp.                                  206,666         2,978,057
--------------------------------------------------------------------------------
Wyeth                                                  187,235         7,818,934
================================================================================
                                                                      28,777,882
================================================================================
  Total Domestic Common Stocks
    (Cost $164,922,370)                                              153,872,313
================================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-22.14%

BRAZIL-1.22%

Amil Participacoes S.A. (Life & Health
  Insurance) (f)                                       230,700         1,468,079
--------------------------------------------------------------------------------
Drogasil S.A. (Drug Retail)                            146,520         1,089,321
================================================================================
                                                                       2,557,400
================================================================================

CANADA-1.11%

MDS Inc. (Life Sciences Tools &
  Services) (b)(c)                                     119,380         2,320,181
================================================================================

FRANCE-2.68%

Ipsen S.A. (Pharmaceuticals)                            42,591         2,417,893
--------------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)                        21,470         1,610,676
--------------------------------------------------------------------------------
Sanofi-Aventis-ADR (Pharmaceuticals)                    42,657         1,601,344
================================================================================
                                                                       5,629,913
================================================================================

GERMANY-4.92%

Bayer A.G. (Diversified Chemicals)                      28,463         2,280,877
--------------------------------------------------------------------------------
Celesio A.G. (Health Care Distributors)                 35,117         1,738,573
--------------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals) (b)                        19,595         2,415,066
--------------------------------------------------------------------------------
Rhoen-Klinikum A.G. (Health Care Facilities)           131,333         3,891,686
================================================================================
                                                                      10,326,202
================================================================================

ITALY-0.13%

Gentium Spa -ADR (Biotechnology) (b)(c)                 42,600           273,492
================================================================================

JAPAN-1.79%

Shionogi & Co., Ltd. (Pharmaceuticals) (b)             101,507         1,733,239
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.
  (Pharmaceuticals) (g)                                 39,900         2,017,688
================================================================================
                                                                       3,750,927
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
NETHERLANDS-0.91%

QIAGEN N.V. (Life Sciences Tools &
  Services) (b)(c)                                      91,701   $     1,907,381
================================================================================

RUSSIA-0.26%

Pharmstandard -GDR (Pharmaceuticals) (c)(e)(f)          23,450           551,075
================================================================================

SPAIN-1.05%

Laboratorios Almirall S.A.
  (Pharmaceuticals) (c)                                107,708         2,196,899
================================================================================

SWITZERLAND-4.94%

Novartis A.G. -ADR (Pharmaceuticals)                    56,971         2,918,624
--------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)                    39,611         7,454,246
================================================================================
                                                                      10,372,870
================================================================================

TURKEY-0.49%

EastPharma Ltd. -GDR (Pharmaceuticals)
  (c)(e)(f)                                            114,132         1,027,188
================================================================================

UNITED KINGDOM-2.64%

Hikma Pharmaceuticals PLC
  (Pharmaceuticals) (g)                                125,990         1,179,177
--------------------------------------------------------------------------------
Shire PLC -ADR (Pharmaceuticals) (b)                    26,532         1,537,795
--------------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Equipment)             213,094         2,818,316
================================================================================
                                                                       5,535,288
================================================================================
  Total Foreign Common Stocks & Other Equity
    Interests (Cost $45,564,489)                                      46,448,816
================================================================================

MONEY MARKET FUNDS-5.48%

Liquid Assets Portfolio -Institutional
  Class(h)                                           5,748,333         5,748,333
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(h)            5,748,333         5,748,333
================================================================================
  Total Money Market Funds
    (Cost $11,496,666)                                                11,496,666
================================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-100.96%
  (Cost $221,983,525)                                                211,817,795
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-14.13%

Liquid Assets Portfolio -Institutional Class
  (Cost $29,647,532)(h)(i)                          29,647,532        29,647,532
================================================================================
TOTAL INVESTMENTS-115.09%
  (Cost $251,631,057)                                                241,465,327
================================================================================
OTHER ASSETS LESS LIABILITIES-(15.09)%                               (31,662,784)
================================================================================
NET ASSETS-100.00%                                               $   209,802,543
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM V.I. GLOBAL HEALTH CARE FUND


Investment Abbreviations:

ADR -- American Depositary Receipt

GDR -- Global Depositary Receipt


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at March 31, 2008.

(c)  Non-income producing security.

(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at March 31, 2008 represented 0.47% of the Fund's Net Assets.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at March 31, 2008 was $2,559,479, which represented 1.22% of the Fund's Net Assets. See Note 1A.

(f) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2008 was $4,027,558, which represented 1.92% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(g) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2008 was $3,196,865, which represented 1.52% of the Fund's Net Assets. See Note 1A.

(h) The money market fund and the Fund are affiliated by having the same investment advisor.

(i) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.



See accompanying notes which are an integral part of this schedule.

AIM V.I. GLOBAL HEALTH CARE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. GLOBAL HEALTH CARE FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

AIM V.I. GLOBAL HEALTH CARE FUND
     foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                  INVESTMENTS    OTHER FINANCIAL
INPUT LEVEL                                      IN SECURITIES     INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1                                          $ 235,708,983   $    (1,314,187)
--------------------------------------------------------------------------------
Level 2                                              5,756,344                --
--------------------------------------------------------------------------------
Level 3                                                     --                --
================================================================================
                                                 $ 241,465,327   $    (1,314,187)
================================================================================

* Other financial instruments include foreign currencies, which are included at the unrealized appreciation/ (depreciation) of the instruments.

AIM V.I. GLOBAL HEALTH CARE FUND


NOTE 3 -- FOREIGN CURRENCY CONTRACTS

                       OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------
                              CONTRACT TO                                     UNREALIZED
SETTLEMENT      ---------------------------------------        VALUE         APPRECIATION
   DATE              DELIVER               RECEIVE            03/31/08      (DEPRECIATION)
------------------------------------------------------------------------------------------
 05/08/08       CHF     5,220,000     USD     4,760,515     $ 5,256,995     $     (496,480)
------------------------------------------------------------------------------------------
 05/08/08       EUR     6,650,000     USD     9,705,342      10,483,161           (777,819)
------------------------------------------------------------------------------------------
 05/08/08       GBP     1,335,000     USD     2,601,675       2,641,563            (39,888)
==========================================================================================
TOTAL OPEN FOREIGN CURRENCY CONTRACTS                                       $   (1,314,187)
__________________________________________________________________________________________
==========================================================================================


                      CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------
                              CONTRACT TO
  CLOSED        ---------------------------------------        VALUE           REALIZED
   DATE              DELIVER               RECEIVE            03/31/08        GAIN (LOSS)
------------------------------------------------------------------------------------------
 02/19/08       USD       553,128     GBP       285,000     $   555,414     $        2,286
------------------------------------------------------------------------------------------
 03/10/08       USD     1,172,768     CHF     1,200,000       1,094,371            (78,397)
------------------------------------------------------------------------------------------
 03/17/08       USD       539,838     GBP       270,000         526,181            (13,657)
==========================================================================================
TOTAL CLOSED FOREIGN CURRENCY CONTRACTS                                     $      (89,768)
==========================================================================================
TOTAL FOREIGN CURRENCY CONTRACTS                                            $   (1,403,955)
__________________________________________________________________________________________
==========================================================================================

CURRENCY ABBREVIATIONS:

CHF -- SWISS FRANC

EUR -- EURO

GBP -- BRITISH POUND STERLING

USD -- U.S. DOLLAR


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $42,584,822 and $48,747,413, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

        UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                    $    17,745,148
---------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                      (28,052,934)
=============================================================================================
Net unrealized appreciation (depreciation) of investment securities           $   (10,307,786)
_____________________________________________________________________________________________
=============================================================================================
Cost of investments for tax purposes is $251,773,113.

                        AIM V.I. GLOBAL REAL ESTATE FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2008

                        [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--

invescoaim.com                  VICRE-QTR-1 03/08     Invesco Aim Advisors, Inc.

AIM V.I. GLOBAL REAL ESTATE FUND


SCHEDULE OF INVESTMENTS(a)
March 31, 2008
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
FOREIGN REAL ESTATE INVESTMENT TRUSTS,
  COMMON STOCKS & OTHER EQUITY
  INTERESTS-61.13%

AUSTRALIA-10.77%

CFS Retail Property Trust (Retail) (b)                 612,600   $     1,215,417
--------------------------------------------------------------------------------
GPT Group (Diversified) (c)                            848,800         2,553,509
--------------------------------------------------------------------------------
Mirvac Group (Diversified) (b)(c)                      328,000         1,217,092
--------------------------------------------------------------------------------
Stockland (Diversified) (b)(c)                         544,000         3,487,737
--------------------------------------------------------------------------------
Westfield Group (Retail) (b)(c)                        346,700         5,663,976
================================================================================
                                                                      14,137,731
================================================================================

CANADA-3.27%

Boardwalk Real Estate Investment Trust
  (Residential)                                         25,800           955,104
--------------------------------------------------------------------------------
Cominar Real Estate Investment Trust
  (Diversified)                                         19,800           393,498
--------------------------------------------------------------------------------
H&R Real Estate Investment Trust
  (Diversified)                                         17,000           322,616
--------------------------------------------------------------------------------
Primaris Retail Real Estate Investment Trust
  (Retail)                                              44,500           723,976
--------------------------------------------------------------------------------
RioCan Real Estate Investment Trust (Retail)            93,700         1,889,545
================================================================================
                                                                       4,284,739
================================================================================

FINLAND-1.04%

Citycon Oyj (Retail)                                   121,913           746,760
--------------------------------------------------------------------------------
Sponda Oyj (Diversified) (b)                            47,640           621,981
================================================================================
                                                                       1,368,741
================================================================================

FRANCE-6.64%

Gecina S.A. (Diversified)                                6,200           924,960
--------------------------------------------------------------------------------
Klepierre (Retail)                                      24,000         1,472,738
--------------------------------------------------------------------------------
Orco Property Group (Diversified) (b)                    4,100           367,389
--------------------------------------------------------------------------------
Unibail-Rodamco (Diversified) (b)                       23,100         5,944,644
================================================================================
                                                                       8,709,731
================================================================================

HONG KONG-13.01%

China Overseas Land & Investment Ltd.
  (Residential) (c)                                    804,000         1,497,084
--------------------------------------------------------------------------------
China Overseas Land & Investment Ltd.- Wts.,
  expiring 08/27/08(Residential) (c)                    57,833            21,549
--------------------------------------------------------------------------------
China Resources Land Ltd. (Residential) (c)            591,800         1,033,103
--------------------------------------------------------------------------------
Hang Lung Properties Ltd. (Diversified)(c)             757,000         2,705,367
--------------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Office) (c)               297,000         1,231,697
--------------------------------------------------------------------------------
Kerry Properties Ltd. (Diversified) (c)                321,400         1,955,696
--------------------------------------------------------------------------------
Link REIT (The) (Retail)                               533,000         1,182,025
--------------------------------------------------------------------------------
New World Development Co., Ltd.
  (Diversified)                                      1,093,400         2,649,594
--------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.
  (Diversified) (c)                                    305,000         4,803,510
================================================================================
                                                                      17,079,625
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
ITALY-0.60%

Beni Stabili S.p.A. (Office) (b)                       450,700   $       565,303
--------------------------------------------------------------------------------
Risanamento S.p.A. (Diversified) (b)(d)                 77,300           227,836
================================================================================
                                                                         793,139
================================================================================

JAPAN-11.28%

AEON Mall Co., Ltd. (Retail) (b)(c)                     18,800           528,108
--------------------------------------------------------------------------------
Japan Real Estate Investment Corp. (Office)
  (b)                                                       94         1,093,928
--------------------------------------------------------------------------------
Mitsubishi Estate Co. Ltd. (Diversified) (c)           215,000         5,236,047
--------------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd. (Diversified) (c)             197,000         4,009,036
--------------------------------------------------------------------------------
Nippon Building Fund Inc. (Office) (c)                     145         1,851,530
--------------------------------------------------------------------------------
Nomura Real Estate Office Fund, Inc.
  (Office)                                                  77           624,173
--------------------------------------------------------------------------------
NTT Urban Development Corp. (Office) (b)(c)                457           665,918
--------------------------------------------------------------------------------
Tokyo Tatemono Co., Ltd. (Office)                       67,000           440,942
--------------------------------------------------------------------------------
TOKYU REIT, Inc. (Diversified)                              47           353,640
================================================================================
                                                                      14,803,322
================================================================================

NETHERLANDS-0.62%

Eurocommercial Properties N.V. (Retail)                  7,500           419,027
--------------------------------------------------------------------------------
Plaza Centers N.V. (Retail) (d)                         94,700           399,795
================================================================================
                                                                         818,822
================================================================================

NEW ZEALAND-0.29%

Goodman Property Trust (Diversified)                   358,600           375,306
================================================================================

NORWAY-0.58%

Norwegian Property A.S.A. (Office) (b)                  88,400           763,662
================================================================================

SINGAPORE-2.75%

Ascendas Real Estate Investment Trust
  (Industrial) (c)                                     355,000           619,167
--------------------------------------------------------------------------------
Capitaland Ltd. (Diversified) (c)                      362,000         1,688,752
--------------------------------------------------------------------------------
CapitaMall Trust (Retail) (c)                          514,000         1,302,712
================================================================================
                                                                       3,610,631
================================================================================

SWEDEN-1.03%

Fabege A.B. (Office) (b)(c)                             67,400           721,530
--------------------------------------------------------------------------------
Hufvudstaden A.B. (Office) (b)                          60,000           631,053
================================================================================
                                                                       1,352,583
================================================================================

UNITED KINGDOM-9.25%

Big Yellow Group PLC (Self Storage)                     38,100           328,687
--------------------------------------------------------------------------------
British Land Co. PLC (Diversified)                     162,000         2,949,439
--------------------------------------------------------------------------------
Capital & Regional PLC (Retail)                         66,100           721,410
--------------------------------------------------------------------------------
Derwent London PLC (Office)                             64,500         1,942,897
--------------------------------------------------------------------------------
Land Securities Group PLC (Diversified)                102,800         3,078,227
--------------------------------------------------------------------------------
Quintain Estates & Development PLC
  (Diversified)                                         76,900           687,829
--------------------------------------------------------------------------------


See accompanying notes which are an integral part of this schedule.

AIM V.I. GLOBAL REAL ESTATE FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Shaftesbury PLC (Diversified) (b)                       82,400   $       944,273
--------------------------------------------------------------------------------
Unite Group PLC (Specialty)                            155,000         1,008,844
--------------------------------------------------------------------------------
Workspace Group PLC (Office)                            88,100           479,884
================================================================================
                                                                      12,141,490
================================================================================
    Total Foreign Real Estate
      Investment Trusts, Common Stock
      & Other Equity Interests
      (Cost $74,681,643)                                              80,239,522
================================================================================

DOMESTIC REAL ESTATE INVESTMENT TRUSTS &
  COMMON STOCKS-35.43%

DIVERSIFIED-2.20%

Vornado Realty Trust (b)                                23,300         2,008,693
--------------------------------------------------------------------------------
Washington Real Estate Investment Trust (b)             26,400           882,288
================================================================================
                                                                       2,890,981
================================================================================

HEALTHCARE-5.16%

HCP, Inc. (b)                                           73,400         2,481,654
--------------------------------------------------------------------------------
Health Care REIT, Inc.                                  26,900         1,213,997
--------------------------------------------------------------------------------
Nationwide Health Properties, Inc. (b)                  27,700           934,875
--------------------------------------------------------------------------------
Ventas, Inc.                                            47,800         2,146,698
================================================================================
                                                                       6,777,224
================================================================================

INDUSTRIAL-1.84%

ProLogis                                                40,914         2,408,198
================================================================================

LODGING-RESORTS-2.28%

Host Hotels & Resorts Inc. (b)                         124,989         1,989,825
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc. (b)           19,300           998,775
================================================================================
                                                                       2,988,600
================================================================================

OFFICE-5.37%

Alexandria Real Estate Equities, Inc. (b)               16,500         1,529,880
--------------------------------------------------------------------------------
Boston Properties, Inc. (b)                             13,200         1,215,324
--------------------------------------------------------------------------------
Brandywine Realty Trust                                 27,721           470,148
--------------------------------------------------------------------------------
Douglas Emmett, Inc. (b)                                48,800         1,076,528
--------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                   6,600           235,686
--------------------------------------------------------------------------------
SL Green Realty Corp.                                   30,900         2,517,423
================================================================================
                                                                       7,044,989
================================================================================

RESIDENTIAL-6.18%

AvalonBay Communities, Inc. (b)                          5,400           521,208
--------------------------------------------------------------------------------
BRE Properties, Inc. (b)                                24,400         1,111,664
--------------------------------------------------------------------------------
Camden Property Trust (b)                               23,900         1,199,780
--------------------------------------------------------------------------------
Equity Residential                                      67,400         2,796,426
--------------------------------------------------------------------------------
Essex Property Trust, Inc. (b)                          16,100         1,835,078
--------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc. (b)             13,000           647,920
================================================================================
                                                                       8,112,076
================================================================================

RETAIL-10.05%

CBL & Associates Properties, Inc. (b)                   36,300           854,139
--------------------------------------------------------------------------------
Developers Diversified Realty Corp. (b)                 47,300         1,980,924
--------------------------------------------------------------------------------
Federal Realty Investment Trust (b)                     23,500         1,831,825
--------------------------------------------------------------------------------
General Growth Properties, Inc. (b)                     44,100         1,683,297
--------------------------------------------------------------------------------


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
RETAIL-(CONTINUED)

Simon Property Group, Inc. (b)                          44,000   $     4,088,040
--------------------------------------------------------------------------------
Kimco Realty Corp. (b)                                  47,500         1,860,575
--------------------------------------------------------------------------------
Macerich Co. (The)                                      12,700           892,429
================================================================================
                                                                      13,191,229
================================================================================

SELF STORAGE-1.67%

Public Storage (b)                                      24,700         2,188,914
================================================================================

SPECIALTY-0.68%

Digital Realty Trust, Inc. (b)                          25,200           894,600
================================================================================

    Total Domestic Real Estate Investment
      Trusts & Common Stocks
      (Cost $39,407,480)                                              46,496,811
================================================================================

MONEY MARKET FUNDS-3.28%

Liquid Assets Portfolio -Institutional
  Class(e)                                           2,152,980         2,152,980
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)            2,152,980         2,152,980
================================================================================
  Total Money Market Funds
    (Cost $4,305,960)                                                  4,305,960
================================================================================
TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities on
  loan)-99.84%
  (Cost $118,395,083)                                                131,042,293
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-29.94%

Liquid Assets Portfolio -Institutional Class
  (Cost $39,299,993)(e)(f)                          39,299,993        39,299,993
================================================================================
TOTAL INVESTMENTS-129.78%
  (Cost $157,695,076)                                                170,342,286
================================================================================
OTHER ASSETS LESS LIABILITIES-(29.78)%                               (39,086,310)
================================================================================
NET ASSETS-100.00%                                               $   131,255,976
________________________________________________________________________________
================================================================================


Investment Abbreviations:

REIT -- Real Estate Investment Trust
Wts. -- Warrants


Notes to Schedule of Investments:

(a) Property type classifications used in this report are generally according to FTSE ERPA/NAREIT Global Real Estate Index, which is exclusively owned by the FTSE Group, the European Public Real Estate Association (ERPA), the National Association of Real Estate Investment Trusts (NAREIT) and Euronext Indices BV.

(b)  All or a portion of this security was out on loan at March 31, 2008.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2008 was $42,771,571, which represented 32.59% of the Fund's Net Assets. See Note 1A.

(d)  Non-income producing security.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.



See accompanying notes which are an integral part of this schedule.

AIM V.I. GLOBAL REAL ESTATE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. GLOBAL REAL ESTATE FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

         The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

AIM V.I. GLOBAL REAL ESTATE FUND


F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                  INVESTMENTS IN
INPUT LEVEL                                                         SECURITIES
--------------------------------------------------------------------------------
Level 1                                                           $  127,570,715
--------------------------------------------------------------------------------
Level 2                                                               42,771,571
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                  $  170,342,286
________________________________________________________________________________
================================================================================

AIM V.I. GLOBAL REAL ESTATE FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $11,519,909 and $21,472,276, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities               $    13,369,329
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (6,635,672)
========================================================================================
Net unrealized appreciation of investment securities                     $     6,733,657
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $126,461,616.

                       AIM V.I. GOVERNMENT SECURITIES FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--

invescoaim.com            VIGOV-QTR-1 03/08           Invesco Aim Advisors, Inc.

AIM V.I. GOVERNMENT SECURITIES FUND


SCHEDULE OF INVESTMENTS
March 31, 2008
(Unaudited)

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED
   MORTGAGE-BACKED SECURITIES-87.29%

COLLATERALIZED MORTGAGE OBLIGATIONS-32.30%

Fannie Mae REMICS,
  3.50%, 04/25/13 to 09/25/16(a)                   $    915,691   $      915,114
--------------------------------------------------------------------------------
  5.00%, 12/25/15 to 04/25/24(a)                     17,660,595       17,847,989
--------------------------------------------------------------------------------
  4.00%, 03/25/16(a)                                    634,341          635,790
--------------------------------------------------------------------------------
  6.50%, 06/25/20(a)                                    368,635          373,069
--------------------------------------------------------------------------------
  6.00%, 02/25/21 to 10/25/30(a)                     63,048,875       64,014,110
--------------------------------------------------------------------------------
  5.50%, 02/25/24 to 11/25/27(a)                     25,051,683       25,261,411
--------------------------------------------------------------------------------
  5.50%, 03/01/38(b)                                  4,922,000        4,998,906
--------------------------------------------------------------------------------
Fannie Mae Whole Loans,
  5.50%, 07/25/34(a)                                  3,975,126        4,077,559
--------------------------------------------------------------------------------
Freddie Mac REMICS,
  5.50%, 07/15/10 to 11/15/27(a)                     64,175,243       65,474,223
--------------------------------------------------------------------------------
  5.25%, 08/15/11(a)                                  8,943,357        9,093,729
--------------------------------------------------------------------------------
  5.38%, 08/15/11(a)                                  5,748,170        5,829,377
--------------------------------------------------------------------------------
  4.50%, 03/15/14 to 08/15/27(a)                      4,351,945        4,365,666
--------------------------------------------------------------------------------
  5.00%, 08/15/14 to 10/15/25(a)                     53,153,824       53,853,641
--------------------------------------------------------------------------------
  4.00%, 09/15/14 to 12/15/21(a)                        389,843          390,109
--------------------------------------------------------------------------------
  5.13%, 10/15/15(a)                                  2,408,484        2,417,059
--------------------------------------------------------------------------------
  7.50%, 01/15/16(a)                                  3,360,886        3,504,049
--------------------------------------------------------------------------------
  6.00%, 09/15/16 to 06/15/31(a)                    129,217,764      132,232,655
--------------------------------------------------------------------------------
  5.75%, 12/15/18(a)                                 38,864,645       39,447,805
--------------------------------------------------------------------------------
  3.50%, 12/15/21(a)                                  3,006,957        3,005,017
--------------------------------------------------------------------------------
Government National Mortgage Association
  (GNMA) REMICS,
  4.25%, 01/20/27(a)                                    108,884          108,875
--------------------------------------------------------------------------------
  4.75%, 10/16/29(a)                                    895,814          899,701
================================================================================
                                                                     438,745,854
================================================================================

FEDERAL HOME LOAN MORTGAGE CORP
   (FHLMC)-9.58%(a)

Pass Through Ctfs.,
  6.00%, 11/01/08 to 02/01/34                        19,146,708       19,734,020
--------------------------------------------------------------------------------
  6.50%, 12/01/08 to 12/01/35(c)                     39,534,094       41,334,243
--------------------------------------------------------------------------------
  8.00%, 02/01/09 to 09/01/36                        21,087,691       23,081,916
--------------------------------------------------------------------------------
  7.00%, 11/01/10 to 12/01/37                        30,809,886       32,795,333
--------------------------------------------------------------------------------
  7.50%, 03/01/16 to 08/01/36                         8,945,168        9,547,445
--------------------------------------------------------------------------------
  10.50%, 08/01/19                                        8,826           10,139
--------------------------------------------------------------------------------
  8.50%, 09/01/20 to 08/01/31                         1,694,428        1,874,231
--------------------------------------------------------------------------------
  10.00%, 03/01/21                                      142,280          168,325
--------------------------------------------------------------------------------
  9.00%, 06/01/21 to 06/01/22                         1,085,787        1,193,759
--------------------------------------------------------------------------------
  7.05%, 05/20/27                                       419,231          444,906
================================================================================
                                                                     130,184,317
================================================================================


                                                      PRINCIPAL
                                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-39.10%(a)

Pass Through Ctfs.,
  6.00%, 05/01/09 to 03/01/37(c)                   $ 19,374,660   $   19,998,503
--------------------------------------------------------------------------------
  6.50%, 10/01/10 to 11/01/37(c)                     74,638,748       78,195,628
--------------------------------------------------------------------------------
  7.00%, 12/01/10 to 09/01/37                        76,512,401       80,892,731
--------------------------------------------------------------------------------
  7.50%, 08/01/11 to 07/01/37                        27,628,583       29,672,139
--------------------------------------------------------------------------------
  8.00%, 06/01/12 to 11/01/37                        31,756,912       34,154,634
--------------------------------------------------------------------------------
  8.50%, 06/01/12 to 08/01/37                        11,304,740       12,371,442
--------------------------------------------------------------------------------
  10.00%, 09/01/13 to 03/01/16                           96,202          105,978
--------------------------------------------------------------------------------
  5.00%, 11/01/17 to 12/01/33                         2,136,247        2,162,260
--------------------------------------------------------------------------------
  5.50%, 03/01/21 to 03/01/38(c)                    268,481,492      271,442,828
--------------------------------------------------------------------------------
  6.75%, 07/01/24                                     1,744,474        1,847,161
--------------------------------------------------------------------------------
  6.95%, 10/01/25 to 09/01/26                           236,300          251,685
================================================================================
                                                                     531,094,989
================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-6.31%(a)

Pass Through Ctfs.,
  7.50%, 09/15/08 to 05/15/37                        15,172,947       16,264,389
--------------------------------------------------------------------------------
  9.00%, 09/15/08 to 12/20/16                           174,569          190,066
--------------------------------------------------------------------------------
  6.50%, 09/20/08 to 01/15/37(c)                     35,610,258       37,495,431
--------------------------------------------------------------------------------
  9.38%, 06/15/09 to 12/15/09                           256,900          267,615
--------------------------------------------------------------------------------
  8.00%, 07/15/12 to 01/15/37                         7,320,192        7,999,828
--------------------------------------------------------------------------------
  6.75%, 08/15/13                                       152,424          159,195
--------------------------------------------------------------------------------
  11.00%, 10/15/15                                        2,568            3,064
--------------------------------------------------------------------------------
  9.50%, 09/15/16                                         3,635            4,028
--------------------------------------------------------------------------------
  7.00%, 04/15/17 to 03/15/37                        12,048,094       12,846,794
--------------------------------------------------------------------------------
  10.50%, 09/15/17 to 11/15/19                            4,685            5,633
--------------------------------------------------------------------------------
  8.50%, 12/15/17 to 01/15/37                         1,971,171        2,150,022
--------------------------------------------------------------------------------
  10.00%, 06/15/19                                       57,505           68,626
--------------------------------------------------------------------------------
  6.00%, 06/20/20 to 08/15/33                         4,977,678        5,172,654
--------------------------------------------------------------------------------
  6.95%, 08/20/25 to 08/20/27                         1,633,954        1,746,465
--------------------------------------------------------------------------------
  6.25%, 06/15/27                                       197,229          204,950
--------------------------------------------------------------------------------
  6.38%, 10/20/27 to 09/20/28                         1,096,718        1,144,127
================================================================================
                                                                      85,722,887
================================================================================
     Total U.S. Government Sponsored
      Mortgage-Backed Securities
      (Cost $1,172,919,023)                                        1,185,748,047
================================================================================

U.S. GOVERNMENT SPONSORED AGENCY
  SECURITIES-7.42%(a)

FEDERAL AGRICULTURAL MORTGAGE CORP.-0.84%

Medium Term Notes,  5.60%, 01/09/17                  11,000,000       11,469,260
--------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM V.I. GOVERNMENT SECURITIES FUND


                                                      PRINCIPAL
                                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK (FFCB)-1.39%

Bonds,
  5.75%, 01/18/11                                  $  2,000,000   $    2,164,960
--------------------------------------------------------------------------------
  5.59%, 10/04/21                                    10,075,000       10,491,501
--------------------------------------------------------------------------------
  5.75%, 01/18/22                                     2,775,000        2,903,510
--------------------------------------------------------------------------------
Medium Term Notes,
  5.75%, 12/07/28                                     3,100,000        3,407,954
================================================================================
                                                                      18,967,925
================================================================================

FEDERAL HOME LOAN BANK (FHLB)-3.35%

Unsec. Bonds,
  5.60%, 06/09/20                                     2,150,000        2,153,719
--------------------------------------------------------------------------------
  6.15%, 12/08/26                                    43,000,000       43,313,900
================================================================================
                                                                      45,467,619
================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.50%

Unsec. Global Bonds,
  6.63%, 11/15/30(d)                                    700,000          865,613
--------------------------------------------------------------------------------
Unsec. Notes,
  6.50%, 11/25/25                                     4,762,000        4,773,952
--------------------------------------------------------------------------------
Unsec. Sub. Disc. Deb.,
  7.37%, 10/09/19(e)                                  1,800,000        1,094,976
================================================================================
                                                                       6,734,541
================================================================================

PRIVATE EXPORT FUNDING CORP.-0.52%

Series G , Sec. Gtd. Notes,  6.67%, 09/15/09          6,601,000        7,015,279
--------------------------------------------------------------------------------

TENNESSEE VALLEY AUTHORITY-0.82%

Series A, Bonds, 6.79%, 05/23/12                      5,000,000        5,762,400
--------------------------------------------------------------------------------
Series G, Global Bonds, 5.38%, 11/13/08               5,347,000        5,452,122
================================================================================
                                                                      11,214,522
================================================================================
     Total U.S. Government Sponsored Agency
      Securities (Cost $97,852,689)                                  100,869,146
================================================================================

U.S. TREASURY SECURITIES-0.60%(a)

U.S. TREASURY BONDS-0.39%

  7.50%, 11/15/24(d)                                  2,815,000        3,913,723
--------------------------------------------------------------------------------
  7.63%, 02/15/25                                       550,000          774,213
--------------------------------------------------------------------------------
  6.88%, 08/15/25                                       500,000          659,455
================================================================================
                                                                       5,347,391
================================================================================

U.S. TREASURY STRIPS-0.21%

  4.78%, 11/15/18(d)(e)                               1,400,000          913,934
--------------------------------------------------------------------------------
  4.94%, 11/15/18(d)(e)                               2,100,000        1,370,901
--------------------------------------------------------------------------------
  6.37%, 11/15/18(d)(e)                                 405,000          264,388
--------------------------------------------------------------------------------
  6.79%, 11/15/18(d)(e)                                 250,000          163,202
--------------------------------------------------------------------------------
  6.85%, 11/15/18(d)(e)                                 250,000          163,203
================================================================================
                                                                       2,875,628
================================================================================
     Total U.S. Treasury Securities
      (Cost $7,102,199)                                                8,223,019
================================================================================


                                                      PRINCIPAL
                                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
FOREIGN SOVEREIGN BONDS-0.31%

SOVEREIGN DEBT-0.31%(a)

Israel Government AID Bond (Israel), Gtd. Global
  Bonds, 5.13%, 11/01/24
  (Cost $3,833,791)                                $  3,800,000   $    4,153,704
================================================================================
TOTAL INVESTMENTS (excluding
  Repurchase Agreements)-95.62%
  (Cost $1,281,707,702)                                            1,298,993,916
================================================================================


                                                    REPURCHASE
                                                      AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-5.70%(f)

Barclays Capital Inc., Joint Agreement dated
  03/31/08 maturing value $1,000,069,444
  (collateralized by U.S. Government
  obligations valued at $1,020,000,000;
  4.00%-7.50%, 07/01/14-02/01/48) 2.50%,
  04/01/08 (Cost $77,386,606)                        77,391,980       77,386,606
================================================================================
TOTAL INVESTMENTS-101.32%
  (Cost $1,359,094,308)                                            1,376,380,522
================================================================================
OTHER ASSETS LESS LIABILITIES-(1.32)%                                (17,946,836)
================================================================================
NET ASSETS-100.00%                                                $1,358,433,686
________________________________________________________________________________
================================================================================

Investment Abbreviations:
Ctfs.  -- Certificates
Deb.   -- Debentures
Disc.  -- Discounted
Gtd.   -- Guaranteed
REMICS -- Real Estate Mortgage Investment Conduits
Sec.   -- Secured
STRIPS -- Separately Traded Registered Interest and Principal Security
Sub.   -- Subordinated
Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2008 was $1,293,995,010, which represented 95.26% of the Fund's Net Assets. See
     Note 1A.

(b) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at March 31, 2008 represented 0.37% of the Fund's Net Assets.

(c) All or a portion of the value was segregated as collateral for forward commitments.

(d) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 4.

(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)  Principal amount equals value at period end. See Note 1I.



See accompanying notes which are an integral part of this schedule.

AIM V.I. GOVERNMENT SECURITIES FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. GOVERNMENT SECURITIES FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

E. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS - The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

          Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA

AIM V.I. GOVERNMENT SECURITIES FUND
     mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

          At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

AIM V.I. GOVERNMENT SECURITIES FUND

I. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                   INVESTMENTS       OTHER
INPUT LEVEL                                       IN SECURITIES   INVESTMENTS*
------------------------------------------------------------------------------
  Level 1                                        $      -         $ 9,979,889
------------------------------------------------------------------------------
  Level 2                                         1,376,380,522    (6,778,039)
------------------------------------------------------------------------------
  Level 3                                                    --            --
------------------------------------------------------------------------------
                                                 $1,376,380,522   $ 3,201,850
______________________________________________________________________________
==============================================================================

* Other investments include open futures contracts and unsettled forward commitments, which are included at unrealized appreciation/(depreciation).

AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 3--OPEN FORWARD COMMITMENTS -- SALES

                                                  COMMITMENT     PRINCIPAL        VALUE
CONTRACT                                             DATE         AMOUNT        03/31/08
------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTAGE CORP. (FHLMC)
Pass Through Ctfs., TBA
  6.5%, 04/01/38                                   04/14/08    $ 13,000,000   $ 13,485,472
------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
Pass Through Ctfs., TBA
  5.5%, 04/01/38                                   04/14/08     258,000,000    260,458,998
------------------------------------------------------------------------------------------
  6.0%, 04/01/23                                   04/14/08       7,997,000      8,230,664
------------------------------------------------------------------------------------------
  6.5%, 04/01/38                                   04/14/08      20,000,000     20,715,620
------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
Pass Through Ctfs., TBA
  6.5%, 04/01/38                                   04/14/08      22,000,000     22,869,682
==========================================================================================
                                                                              $325,760,436
__________________________________________________________________________________________
==========================================================================================

NOTE 4 -- FUTURES CONTRACTS

On March 31, 2008, U.S. Treasury and U.S. Government Sponsored Mortgage-Backed obligations with a value of $6,120,907 were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                              NUMBER OF       MONTH/           VALUE       UNREALIZED
            CONTRACT          CONTRACTS     COMMITMENT       03/31/08     APPRECIATION
--------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes        281     June-2008/Long   $ 32,099,860    $  480,141
--------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes       873     June-2008/Long    103,846,078     2,848,114
--------------------------------------------------------------------------------------
U.S. Treasury Long Bonds        1,805     June-2008/Long    214,428,359     6,651,634
======================================================================================
                                                           $350,374,297    $9,979,889
______________________________________________________________________________________
======================================================================================

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $954,891,585 and $441,974,116, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $0 and $66,525,000. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities           $18,685,277
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (1,399,094)
================================================================================
Net unrealized appreciation of investment securities                 $17,286,183
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $1,359,094,339.

                            AIM V.I. HIGH YIELD FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2008


                         [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--


invescoaim.com                  VIHYI-QTR-1 03/08     Invesco Aim Advisors, Inc.

AIM V.I. HIGH YIELD FUND


SCHEDULE OF INVESTMENTS (a)
March 31, 2008
(Unaudited)

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
BONDS & NOTES-92.53%

ADVERTISING-0.23%

Lamar Media Corp.-Series C, Sr. Unsec.
  Sub. Global Notes, 6.63%,
  08/15/15(b)                                      $    130,000   $      116,025
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE-2.06%

Bombardier Inc. (Canada), Sr. Unsec.
  Unsub. Notes, 6.30%,
  05/01/14(b)(c)(d)                                     180,000          174,150
--------------------------------------------------------------------------------
DRS Technologies, Inc., Sr. Unsec.
   Gtd. Notes, 6.63%, 02/01/16(b)                       220,000          215,875
--------------------------------------------------------------------------------
Esterline Technologies Corp., Sr.
  Unsec. Gtd. Global Notes, 6.63%,
  03/01/17(b)                                           245,000          245,612
--------------------------------------------------------------------------------
Hawker Beechcraft Acquisition Co.
  LLC/Hawker Beechcraft Notes Co.,
  Sr. Sub. Global Notes, 9.75%, 04/01/17(b)              65,000           65,000
--------------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 8.50%, 04/01/15(b)           160,000          165,600
--------------------------------------------------------------------------------
L-3 Communications Corp.-Series B, Sr.
  Unsec. Gtd. Sub. Global Notes,
  6.38%, 10/15/15(b)                                    160,000          157,600
--------------------------------------------------------------------------------
                                                                       1,023,837
================================================================================

AIRLINES-1.56%

Continental Airlines Inc.,
  -Series 2000-1, Class C-1,
  Pass Through Ctfs.,
  8.50%, 05/01/11(b)                                    124,824          123,264
--------------------------------------------------------------------------------
  Unsec. Unsub. Notes,
  8.75%, 12/01/11(b)                                    185,000          145,225
--------------------------------------------------------------------------------
Delta Air Lines Inc.,
  -Series 2002-1, Class C,
  Pass Through Ctfs.,
  7.78%, 01/02/12(b)                                    280,876          269,640
--------------------------------------------------------------------------------
  -Series 2007-1, Class C,
  Pass Through Ctfs.,
  8.95%, 08/10/14(b)(c)                                 127,605          118,513
--------------------------------------------------------------------------------
United Air Lines, Inc., Class B, Gtd.
  Global Pass Through Ctfs., 7.34%,
  07/02/19(b)(c)                                        133,656          117,617
--------------------------------------------------------------------------------
                                                                         774,259
================================================================================

ALTERNATIVE CARRIERS-0.44%

Level 3 Financing Inc., Sr. Unsec.
  Gtd. Unsub. Global Notes, 9.25%,
  11/01/14(b)                                           265,000          218,625
--------------------------------------------------------------------------------
ALUMINUM-2.01%

Aleris International Inc., Sr. Unsec.
  Gtd. PIK Global Notes, 9.00%,
  12/15/14(b)                                           390,000          284,700
--------------------------------------------------------------------------------


                                                     PRINCIPAL
                                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
ALUMINUM-(CONTINUED)

Century Aluminum Co., Sr. Unsec. Gtd.
  Sub. Global Notes, 7.50%,
  08/15/14(b)                                      $    228,000   $      222,300
--------------------------------------------------------------------------------
Novelis Inc. (Canada), Sr. Unsec. Gtd.
  Global Notes, 7.25%, 02/15/15(b)                      554,000          493,060
--------------------------------------------------------------------------------
                                                                       1,000,060
================================================================================

APPAREL RETAIL-0.86%

Collective Brands, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 8.25%,
  08/01/13(b)                                           485,000          429,225
--------------------------------------------------------------------------------
APPAREL, ACCESSORIES & LUXURY GOODS-2.47%

American Achievement Corp., Sr. Unsec.
  Gtd. Sub. Global Notes, 8.25%,
  04/01/12(b)                                           205,000          186,806
--------------------------------------------------------------------------------
Broder Brothers Co.-Series B, Sr.
  Unsec. Gtd. Global Notes, 11.25%,
  10/15/10(b)                                           296,000          203,500
--------------------------------------------------------------------------------
Hanesbrand, Inc.-Series B, Sr. Unsec.
  Gtd. Floating Rate Global Notes,
  8.20%, 12/15/14(b)(e)                                 280,000          251,300
--------------------------------------------------------------------------------
Levi Strauss & Co., Sr. Unsec. Unsub.
  Global Notes, 8.88%, 04/01/16(b)(d)                   395,000          380,681
--------------------------------------------------------------------------------
Perry Ellis International, Inc.-Series
  B, Sr. Unsec. Gtd. Sub. Global
  Notes, 8.88%, 09/15/13(b)                             212,000          203,520
--------------------------------------------------------------------------------
                                                                       1,225,807
================================================================================

AUTO PARTS & EQUIPMENT-2.13%

ArvinMeritor, Inc., Sr. Unsec. Unsub.
  Notes, 8.75%, 03/01/12(b)                             125,000          115,000
--------------------------------------------------------------------------------
Cooper-Standard Automotive Inc., Sr.
  Unsec. Gtd. Global Notes, 7.00%,
  12/15/12(b)                                           240,000          208,800
--------------------------------------------------------------------------------
Lear Corp.-Series B, Sr. Unsec. Gtd.
  Global Notes, 8.50%, 12/01/13(b)                      255,000          227,906
--------------------------------------------------------------------------------
Tenneco Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 8.63%, 11/15/14(b)(d)                   160,000          158,800
--------------------------------------------------------------------------------
Visteon Corp.,
  Sr. Unsec. Global Notes,
  8.25%, 08/01/10(b)(d)                                 280,000          231,000
--------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.00%, 03/10/14(b)                                    180,000          115,650
--------------------------------------------------------------------------------
                                                                       1,057,156
================================================================================

AUTOMOBILE MANUFACTURERS-1.75%

Ford Motor Co., Sr. Unsec. Unsub.
  Global Notes, 7.45%, 07/16/31(b)                      545,000          363,788
--------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. HIGH YIELD FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
AUTOMOBILE MANUFACTURERS-(CONTINUED)

General Motors Corp.,
  Sr. Unsec. Unsub. Global Notes,
  7.20%, 01/15/11(b)(d)                        $       325,000   $       273,406
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  8.38%, 07/15/33(b)(d)                                325,000           232,375
================================================================================
                                                                         869,569
================================================================================

BROADCASTING & CABLE TV-4.74%

Charter Communications Holdings
  II LLC/ Charter Communications
  Holdings II Capital Corp., Sr.
  Unsec Gtd. Notes, 10.25%,
  09/15/10(b)                                          405,000           373,613
--------------------------------------------------------------------------------
Charter Communications, Inc., Sr.
  Sec.Second Lien Notes, 10.88%,
  09/15/14(b)(c)                                        50,000            49,625
--------------------------------------------------------------------------------
CSC Holdings, Inc.-Series B, Sr.
  Unsec. Notes, 7.63%, 04/01/11(b)                     272,000           270,300
--------------------------------------------------------------------------------
Echostar DBS Corp., Sr Unsec.
  Gtd. Global Notes, 6.63%,
  10/01/14(b)                                          260,000           238,875
--------------------------------------------------------------------------------
Hughes Network Systems
  LLC/HNS Finance Corp., Sr
  Unsec. Gtd. Global Notes,
  9.50%, 04/15/14(b)                                   250,000           250,000
--------------------------------------------------------------------------------
Mediacom Broadband
  LLC/Corp., Sr. Unsec
  Global Notes, 8.50%,
  10/15/15(b)                                          165,000           140,456
--------------------------------------------------------------------------------
Radio One, Inc.-Series B,
  Sr. Unsec. Gtd. Sub.
  Global Notes, 8.88%,
  07/01/11(b)(d)                                       325,000           261,625
--------------------------------------------------------------------------------
Rainbow National Services
  LLC, Sr. Unsec. Gtd.
  Unsub. Notes, 8.75%,
  09/01/12(b)(c)                                       538,000           552,795
--------------------------------------------------------------------------------
Virgin Media Finance PLC
  (United Kingdom), Sr.
  Unsec. Gtd. Global Notes,
  8.75%, 04/15/14(b)                                   240,000           216,600
================================================================================
                                                                       2,353,889
================================================================================

BUILDING PRODUCTS-1.36%

Associated Materials Inc.,
  Sr. Unsec. Disc. Global
  Notes, 11.25%,
  03/01/14(b)(d)(f)                                    705,000           485,569
--------------------------------------------------------------------------------
Building Materials Corp. of
  America, Sec. Gtd. Global
  Notes, 7.75%, 08/01/14(b)                            260,000           189,800
================================================================================
                                                                         675,369
================================================================================

CASINOS & GAMING-2.32%

Great Canadian Gaming Corp.
  (Canada), Sr. Unsec. Gtd.
  Sub. Notes, 7.25%,
  02/15/15(b)(c)                                       190,000           181,687
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.,
  Sr. Unsec. Gtd. Sub.
  Global Notes, 7.00%,
  03/01/14(b)                                          230,000           165,025
--------------------------------------------------------------------------------
MGM Mirage,
  Sr. Unsec. Gtd. Global Notes,
  6.63%, 07/15/15(b)                                   273,000           240,581
--------------------------------------------------------------------------------


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
CASINOS & GAMING-(CONTINUED)

  Sr. Unsec. Gtd. Unsub. Notes,
  7.50%, 06/01/16(b)                           $       190,000   $       171,713
--------------------------------------------------------------------------------
Pinnacle Entertainment,                                340,000           334,900
  Inc., Sr. Unsec. Gtd. Sub.
  Notes, 8.75%, 10/01/13(b)
--------------------------------------------------------------------------------
Wynn Las Vegas Capital
  LLC/Corp., Sr. Sec. First
  Mortgage Notes, 6.63%,
  12/01/14(b)(c)                                        60,000            57,687
================================================================================
                                                                       1,151,593
================================================================================

COAL & CONSUMABLE FUELS-0.81%

Massey Energy Co.,
  Sr. Unsec. Gtd. Global Notes,
  6.63%, 11/15/10(b)                                    90,000            89,775
--------------------------------------------------------------------------------
  6.88%, 12/15/13(b)                                   245,000           237,038
--------------------------------------------------------------------------------
Peabody Energy Corp., Sr.
  Unsec. Gtd. Global Notes,
  7.38%, 11/01/16(b)                                    70,000            72,975
================================================================================
                                                                         399,788
================================================================================

COMMERCIAL PRINTING-0.10%

Quebecor World Inc.
  (Canada), Sr. Notes,
  9.75%, 01/15/15(b)(c)(g)                             105,000            50,925
================================================================================

COMMODITY CHEMICALS-0.54%

Koppers Holdings Inc., Sr.
  Unsec. Sub. Disc. Global
  Notes, 9.88%,
  11/15/14(b)(f)                                       310,000           270,475
================================================================================

COMMUNICATIONS EQUIPMENT-0.30%

MasTec, Inc., Sr. Unsec.
  Gtd. Global Notes, 7.63%,
  02/01/17(b)                                          100,000            88,250
--------------------------------------------------------------------------------
Superior Essex
  Communications LLC/Essex
  Group Inc., Sr. Global
  Notes, 9.00%, 04/15/12(b)                             60,000            58,200
================================================================================
                                                                         146,450
================================================================================

CONSTRUCTION & ENGINEERING-0.61%

Great Lakes Dredge & Dock
  Corp., Sr. Unsec. Gtd.
  Sub. Global Notes, 7.75%,
  12/15/13(b)                                          331,000           304,520
================================================================================

CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS-1.56%

Esco Corp., Sr. Unsec. Gtd.
  Notes, 8.63%,
  12/15/13(b)(c)                                        55,000            53,625
--------------------------------------------------------------------------------
Terex Corp., Sr. Unsec. Gtd.
  Sub. Global Notes, 7.38%,
  01/15/14(b)                                          470,000           470,000
--------------------------------------------------------------------------------
Titan International, Inc.,
  Sr. Unsec. Gtd. Global
  Notes, 8.00%, 01/15/12(b)                            255,000           251,175
================================================================================
                                                                         774,800
================================================================================

CONSTRUCTION MATERIALS-0.72%

Texas Industries, Inc., Sr.
  Unsec. Global Notes,
  7.25%, 07/15/13(b)                                    65,000            63,538
--------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM V.I. HIGH YIELD FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS-(CONTINUED)

U.S. Concrete, Inc., Sr.
  Unsec. Gtd. Sub. Global
  Notes, 8.38%, 04/01/14(b)                    $       365,000   $       295,650
================================================================================
                                                                         359,188
================================================================================

CONSUMER ELECTRONICS-0.36%

NXP BV/NXP Funding LLC
  (Netherlands), Sr. Sec.
  Gtd. Global Notes, 7.88%,
  10/15/14(b)                                          195,000           178,913
================================================================================

CONSUMER FINANCE-3.11%

Ford Motor Credit Co. LLC,
  Sr. Unsec. Unsub. Global Notes,
  7.00%, 10/01/13(b)                                   400,000           316,300
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  8.63%, 11/01/10(b)                                   240,000           209,662
--------------------------------------------------------------------------------
  9.88%, 08/10/11(b)                                   120,000           107,408
--------------------------------------------------------------------------------
General Motors Acceptance Corp. LLC,
  Sr. Unsec. Unsub. Global Notes,
  8.00%, 11/01/31(b)(d)                                575,000           408,250
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  6.75%, 12/01/14(b)                                   480,000           341,846
--------------------------------------------------------------------------------
KAR Holdings Inc., Sr.
  Unsec. Gtd. Unsub. Global
  Notes, 8.75%, 05/01/14(b)                            180,000           161,550
================================================================================
                                                                       1,545,016
================================================================================

DISTILLERS & VINTNERS-0.82%

Constellation Brands Inc.,
  Sr. Unsec Gtd. Global
  Notes, 7.25%, 05/15/17(b)                            410,000           406,925
================================================================================

DIVERSIFIED CHEMICALS-0.29%

Innophos Inc., Sr. Unsec.
  Gtd. Sub. Global Notes,
  8.88%, 08/15/14(b)                                   150,000           146,250
================================================================================

DIVERSIFIED COMMERCIAL &
  PROFESSIONAL SERVICES-2.35%

Aramark Corp., Sr. Unsec.
  Gtd. Global Notes, 8.50%,
  02/01/15(b)                                          125,000           125,781
--------------------------------------------------------------------------------
GEO Group, Inc. (The), Sr.
  Unsec. Global Notes,
  8.25%, 07/15/13(b)                                   408,000           414,120
--------------------------------------------------------------------------------
Mobile Services Group
  Inc./Mobile Storage Group
  Inc., Sr. Unsec. Gtd.
  Global Notes, 9.75%,
  08/01/14(b)                                           60,000            57,000
--------------------------------------------------------------------------------
NewPage Corp., Sr. Sec. Gtd.
  Global Notes, 10.00%,
  05/01/12(b)                                          125,000           127,344
--------------------------------------------------------------------------------
Travelport LLC,
  Sr. Unsec. Gtd. Global Notes,
  9.88%, 09/01/14(b)                                   385,000           338,318
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  11.88%, 09/01/16(b)                                  125,000           105,469
================================================================================
                                                                       1,168,032
================================================================================


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
DIVERSIFIED METALS & MINING-0.92%

FMG Finance Pty. Ltd.
  (Australia), Sr. Sec.
  Notes, 10.63%,
  09/01/16(b)(c)                               $       180,000   $       203,850
--------------------------------------------------------------------------------
Freeport-McMoRan Copper &
  Gold Inc., Sr. Unsec.
  Notes, 8.25%, 04/01/15(b)                            240,000           254,400
================================================================================
                                                                         458,250
================================================================================

ELECTRIC UTILITIES-2.23%

Edison Mission Energy,
  Sr. Unsec. Global Notes,
  7.00%, 05/15/17(b)(d)                                320,000           318,400
--------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.75%, 06/15/16(b)                                   155,000           161,200
--------------------------------------------------------------------------------
Elwood Energy LLC, Sr. Sec.
  Global Notes, 8.16%,
  07/05/26(b)                                          147,684           143,623
--------------------------------------------------------------------------------
LSP Energy L.P./LSP
  Batesville Funding
  Corp.-Series C, Sr. Sec.
  Bonds, 7.16%, 01/15/14(b)                            145,410           150,294
--------------------------------------------------------------------------------
Mirant North America, LLC, Sr.
  Unsec. Gtd. Global Notes,
  7.38%, 12/31/13(b)                                    85,000            86,487
--------------------------------------------------------------------------------
Tenaska Alabama Partners
  L.P., Sr. Sec. Notes,
  7.00%, 06/30/21(b)(c)                                263,430           246,307
================================================================================
                                                                       1,106,311
================================================================================

ELECTRICAL COMPONENTS &
  EQUIPMENT-0.36%

Baldor Electric Co., Sr.
  Unsec. Gtd. Notes, 8.63%,
  02/15/17(b)                                          180,000           179,100
================================================================================

ELECTRONIC MANUFACTURING
  SERVICES-0.55%

Sanmina-SCI Corp., Sr.
  Unsec. Gtd. Sub. Global
  Notes, 6.75%, 03/01/13(b)                            310,000           272,025
================================================================================

FERTILIZERS & AGRICULTURAL
  CHEMICALS-0.30%

Mosaic Co. (The), Sr. Unsec.
  Unsub. Notes, 7.63%,
  12/01/14(b)(c)                                       140,000           150,850
================================================================================

FOREST PRODUCTS-0.28%

Millar Western Forest
  Products Ltd. (Canada),
  Sr. Unsec. Global Notes,
  7.75%, 11/15/13(b)                                   195,000           137,963
================================================================================

GENERAL MERCHANDISE STORES-0.70%

Pantry, Inc. (The), Sr. Gtd.
  Sub. Global Notes, 7.75%,
  02/15/14(b)                                          395,000           349,575
================================================================================

HEALTH CARE EQUIPMENT-0.15%

Viant Holdings Inc., Sr. Unsec.
  Gtd. Sub. Notes, 10.13%,
  07/15/17 (Acquired 06/25/07;
  Cost $87,870)(b)(c)(h)                                87,000            74,385
================================================================================

HEALTH CARE FACILITIES-3.10%

Community Health Systems
  Inc., Sr. Unsec. Gtd.
  Global Notes, 8.88%,
  07/15/15(b)                                          130,000           130,975
--------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM V.I. HIGH YIELD FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
HEALTH CARE FACILITIES-(CONTINUED)

HCA, Inc.,
  Sr. Sec. Gtd. Global Notes,
  9.13%, 11/15/14(b)                           $       140,000   $       144,550
--------------------------------------------------------------------------------
  9.25%, 11/15/16(b)                                   600,000           624,000
--------------------------------------------------------------------------------
  Sr. Unsec. Bonds,
  7.50%, 11/06/33(b)                                   165,000           127,463
--------------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  6.38%, 01/15/15(b)                                    55,000            45,925
--------------------------------------------------------------------------------
Healthsouth Corp., Sr.
  Unsec. Gtd. Global Notes,
  10.75%, 06/15/16(b)(d)                               250,000           257,500
--------------------------------------------------------------------------------
Tenet Healthcare Corp., Sr.
  Unsec. Unsub. Notes,
  6.38%, 12/01/11(b)                                   229,000           207,817
================================================================================
                                                                       1,538,230
================================================================================

HEALTH CARE SERVICES-1.83%

FMC Finance III S.A., Sr.
  Unsec. Gtd. Global Notes,
  6.88%, 07/15/17(b)                                   175,000           175,219
--------------------------------------------------------------------------------
Omnicare Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  6.75%, 12/15/13(b)                                   110,000            98,725
--------------------------------------------------------------------------------
  6.88%, 12/15/15(b)                                   110,000            96,250
--------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Gtd
  Sub. Global Notes, 9.88%,
  03/15/15(b)                                           56,000            50,120
--------------------------------------------------------------------------------
Universal Hospital Services
  Inc., Sr. Sec. PIK Global
  Notes, 8.50%, 06/01/15(b)                            190,000           191,425
--------------------------------------------------------------------------------
US Oncology Inc., Sr. Unsec.
  Gtd. Global Notes, 9.00%,
  08/15/12(b)                                          295,000           295,000
================================================================================
                                                                         906,739
================================================================================

HEALTH CARE SUPPLIES-0.65%

Bausch & Lomb Inc., Sr.
  Unsec. Notes, 9.88%,
  11/01/15(b)(c)                                       315,000           322,875
================================================================================

HOMEBUILDING-0.23%

TOUSA, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.00%, 07/01/10(b)(g)                                 60,000            30,900
--------------------------------------------------------------------------------
  9.00%, 07/01/10(b)(g)                                163,000            83,130
================================================================================
                                                                         114,030
================================================================================

HOMEFURNISHING RETAIL-0.56%

Rent-A-Center Inc.-Series B,
  Sr. Unsec. Gtd. Sub.
  Global Notes, 7.50%,
  05/01/10(b)(d)                                       295,000           276,563
================================================================================

HOTELS, RESORTS & CRUISE LINES-0.40%

NCL Corp. Ltd., Sr. Unsec.
  Unsub. Global Notes,
  10.63%, 07/15/14(b)                                  195,000           196,950
================================================================================

HOUSEWARES & SPECIALTIES-0.52%
Yankee Acquisition
  Corp.-Series B, Sr. Gtd.
  Sub. Global Notes, 8.50%,
  02/15/15(b)(d)                                       320,000           260,000
================================================================================


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-3.05%

AES Corp. (The), Sr. Unsec.
  Unsub. Global Notes,
  8.00%, 10/15/17(b)                           $       160,000   $       162,000
--------------------------------------------------------------------------------
AES Red Oak LLC-Series A,
  Sr. Sec. Bonds, 8.54%,
  11/30/19(b)                                          250,609           249,356
--------------------------------------------------------------------------------
Dynegy Holdings Inc., Sr.
  Unsec. Global Notes,
  7.75%, 06/01/19(b)                                   185,000           174,362
--------------------------------------------------------------------------------
Energy Future Holdings Corp.,
  -Series P,
  Sr. Unsec. Unsub. Global Notes,
  5.55%, 11/15/14(b)                                     4,000             3,160
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes,
  10.88%, 11/01/17(b)(c)                               210,000           212,887
--------------------------------------------------------------------------------
Mirant Americas Generation                             185,000           169,275
  LLC, Sr. Unsec. Notes,
  8.50%, 10/01/21(b)
--------------------------------------------------------------------------------
NRG Energy, Inc.,
  Sr. Unsec. Gtd. Notes,
  7.38%, 02/01/16(b)                                   145,000           143,006
--------------------------------------------------------------------------------
  7.38%, 01/15/17(b)                                   255,000           250,219
--------------------------------------------------------------------------------
Texas Competitive Electric
  Holdings Co. LLC-Series A,
  Sr. Unsec. Gtd. Notes,
  10.25%, 11/01/15(b)(c)                               150,000           150,563
================================================================================
                                                                       1,514,828
================================================================================

INDUSTRIAL CONGLOMERATES-0.76%

Indalex Holding Corp.-Series
  B, Sr. Sec. Gtd. Global
  Notes, 11.50%, 02/01/14(b)                           130,000           100,750
--------------------------------------------------------------------------------
TransDigm Inc., Sr. Unsec.
  Gtd. Sub. Global Notes,
  7.75%, 07/15/14(b)                                   275,000           275,000
================================================================================
                                                                         375,750
================================================================================

INDUSTRIAL MACHINERY-0.96%

Columbus McKinnon Corp., Sr.
  Gtd. Sub. Global Notes,
  8.88%, 11/01/13(b)                                   158,000           164,320
--------------------------------------------------------------------------------
SPX Corp., Sr. Notes, 7.63%,
  12/15/14(b)(c)                                        90,000            93,375
--------------------------------------------------------------------------------
Stewart & Stevenson LLC, Sr.
  Unsec. Gtd. Global Notes,
  10.00%, 07/15/14(b)                                  225,000           216,563
================================================================================
                                                                         474,258
================================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES-4.47%

Citizens Communications Co.,
  Sr. Unsec. Global Notes,
  7.88%, 01/15/27(b)                                   325,000           277,875
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes,
  9.00%, 08/15/31(b)                                   335,000           294,800
--------------------------------------------------------------------------------
Hawaiian Telcom
  Communications Inc.-Series
  B, Sr. Unsec. Gtd. Global
  Notes, 9.75%, 05/01/13(b)                            285,000           143,569
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM V.I. HIGH YIELD FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION
  SERVICES-(CONTINUED)

Intelsat Intermediate
  Holding Co. Ltd.
  (Bermuda), Sr. Unsec. Gtd.
  Disc. Global Notes, 9.25%,
  02/01/15(b)(f)                               $       690,000   $       589,088
--------------------------------------------------------------------------------
Qwest Communications
  International Inc., Sr.
  Unsec. Gtd. Global Notes,
  7.25%, 02/15/11(b)                                   625,000           604,687
--------------------------------------------------------------------------------
Windstream Corp.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  8.13%, 08/01/13(b)                                   130,000           128,700
--------------------------------------------------------------------------------
  8.63%, 08/01/16(b)                                   180,000           178,200
================================================================================
                                                                       2,216,919
================================================================================

INVESTMENT BANKING & BROKERAGE-0.70%

E*Trade Financial Corp.,
  Sr. Unsec. Global Notes,
  8.00%, 06/15/11(b)(d)                                195,000           166,725
--------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.88%, 12/01/15(b)                                   250,000           180,000
================================================================================
                                                                         346,725
================================================================================

METAL & GLASS CONTAINERS-0.29%

Greif Inc., Sr. Unsec.
  Global Notes, 6.75%,
  02/01/17(b)                                           70,000            68,250
--------------------------------------------------------------------------------
Owens-Brockway Glass
  Container Inc., Sr. Unsec.
  Gtd. Global Notes, 8.25%,
  05/15/13(b)                                           71,000            74,018
================================================================================
                                                                         142,268
================================================================================

MOVIES & ENTERTAINMENT-1.42%

AMC Entertainment Inc., Sr.
  Unsec. Sub. Global Notes,
  8.00%, 03/01/14(b)                                   180,000           153,900
--------------------------------------------------------------------------------
Cinemark Inc., Sr. Unsec.
  Disc. Global Notes, 9.75%,
  03/15/14(b)(f)                                       345,000           311,363
--------------------------------------------------------------------------------
Marquee Holdings Inc., Sr
  Unsec. Global Notes,
  12.00%, 08/15/14(b)                                  315,000           237,825
================================================================================
                                                                         703,088
================================================================================

MULTI-SECTOR HOLDINGS-0.51%

Leucadia National Corp., Sr.
  Unsec. Notes, 8.13%,
  09/15/15(b)                                           80,000            81,044
--------------------------------------------------------------------------------
Stena A.B. (Sweden), Sr.
  Unsec. Global Notes,
  7.50%, 11/01/13(b)                                   175,000           174,125
================================================================================
                                                                         255,169
================================================================================

OFFICE SERVICES & SUPPLIES-0.06%

ACCO Brands Corp., Sr.
  Unsec. Gtd. Sub. Global
  Notes, 7.63%, 08/15/15(b)                             35,000            31,150
--------------------------------------------------------------------------------


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES-2.22%

Allis-Chalmers Energy Inc.,
  Sr. Unsec. Gtd. Global
  Notes, 9.00%, 01/15/14(b)                    $       255,000   $       234,600
--------------------------------------------------------------------------------
Basic Energy Services Inc.,
  Sr. Unsec. Gtd. Global
  Notes, 7.13%, 04/15/16(b)                            200,000           192,000
--------------------------------------------------------------------------------
Calfrac Holdings L.P., Sr.
  Notes, 7.75%,
  02/15/15(b)(c)                                       245,000           232,750
--------------------------------------------------------------------------------
CHC Helicopter Corp.
  (Canada), Sr. Unsec. Gtd.
  Sub. Global Notes, 7.38%,
  05/01/14(b)                                          195,000           194,025
--------------------------------------------------------------------------------
Compagnie Generale de
  Geophysique-Veritas
  (France), Sr. Unsec. Gtd.
  Global Notes, 7.75%,
  05/15/17(b)                                          245,000           251,125
================================================================================
                                                                       1,104,500
================================================================================

OIL & GAS EXPLORATION &
  PRODUCTION-5.43%

Chaparral Energy Inc.,
    Sr. Unsec. Gtd. Global
  Notes, 8.50%, 12/01/15(b)                            130,000           113,100
--------------------------------------------------------------------------------
    8.88%, 02/01/17(b)                                 385,000           333,987
--------------------------------------------------------------------------------
Cimarex Energy Co., Sr.
  Unsec. Gtd. Notes, 7.13%,
  05/01/17(b)                                          315,000           314,212
--------------------------------------------------------------------------------
Clayton Williams Energy,
  Inc., Sr. Unsec. Gtd.
  Global Notes, 7.75%,
  08/01/13(b)                                          245,000           213,150
--------------------------------------------------------------------------------
Delta Petroleum Corp., Sr.
  Unsec. Gtd. Global Notes,
  7.00%, 04/01/15(b)                                   445,000           396,050
--------------------------------------------------------------------------------
Forest Oil Corp., Sr. Unsec.
  Gtd. Global Notes, 7.25%,
  06/15/19(b)                                          250,000           255,000
--------------------------------------------------------------------------------
Mariner Energy Inc., Sr. Unsec. Gtd.
  Notes, 8.00%,
  05/15/17(b)                                           65,000            62,156
--------------------------------------------------------------------------------
Plains Exploration &
  Production Co., Sr. Unsec.
  Gtd. Notes, 7.75%,
  06/15/15(b)                                          125,000           125,469
--------------------------------------------------------------------------------
Range Resources Corp., Sr.
  Unsec. Gtd. Sub. Notes,
  7.50%, 05/15/16(b)                                   135,000           138,544
--------------------------------------------------------------------------------
Southwestern Energy Co., Sr.
  Unsec. Unsub. Notes,
  7.50%, 02/01/18(b)(c)                                245,000           254,188
--------------------------------------------------------------------------------
Swift Energy Co., Sr. Unsec.
  Notes, 7.63%, 07/15/11(b)                            210,000           209,738
--------------------------------------------------------------------------------
Whiting Petroleum Corp., Sr.
  Unsec. Gtd. Sub. Global
  Notes, 7.00%, 02/01/14(b)                            280,000           278,250
================================================================================
                                                                       2,693,844
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM V.I. HIGH YIELD FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
OIL & GAS REFINING & MARKETING-0.76%

Petroplus Finance Ltd.
  (Switzerland), Sr. Unsec.
  Gtd. Unsub. Notes, 6.75%,
  05/01/14(b)(c)                               $       255,000   $       231,412
--------------------------------------------------------------------------------
United Refining Co.-Series
  2, Sr. Unsec. Gtd. Global
  Notes, 10.50%, 08/15/12(b)                           145,000           144,638
================================================================================
                                                                         376,050
================================================================================

OIL & GAS STORAGE &
  TRANSPORTATION-1.77%

Copano Energy LLC, Sr.
  Unsec. Gtd. Global Notes,
  8.13%, 03/01/16(b)                                   460,000           477,250
--------------------------------------------------------------------------------
El Paso Corp., Sr. Unsec.
  Global Notes, 6.88%,
  06/15/14(b)                                          330,000           339,075
--------------------------------------------------------------------------------
Williams Partners
  L.P./Williams Partners
  Finance Corp., Sr. Unsec.
  Global Notes, 7.25%,
  02/01/17(b)                                           60,000            61,608
================================================================================
                                                                         877,933
================================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES-0.94%

NSG Holdings LLC/NSG
  Holdings Inc., Sr. Sec.
  Notes, 7.75%,
  12/15/25(b)(c)                                        60,000            58,350
--------------------------------------------------------------------------------
Residential Capital LLC,
  Sr. Unsec. Gtd. Unsub. Floating Rate Notes,
  3.49%, 06/09/08(b)(e)                                160,000           126,600
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Notes,
  8.00%, 02/22/11(b)                                   280,000           137,200
--------------------------------------------------------------------------------
Vanguard Health Holding Co.                            150,000           145,500
  II LLC, Sr. Unsec. Gtd.
  Sub. Global Notes, 9.00%,
  10/01/14(b)
================================================================================
                                                                         467,650
================================================================================

PACKAGED FOODS & MEATS-0.12%

Dole Foods Co. Inc., Sr.
  Unsec. Gtd. Global Notes,
  7.25%, 06/15/10(b)                                    72,000            58,320
================================================================================

PAPER PACKAGING-1.31%

Caraustar Industries, Inc.,
  Sr. Unsec. Unsub. Notes,
  7.38%, 06/01/09(b)                                   665,000           458,850
--------------------------------------------------------------------------------
Jefferson Smurfit Corp., Sr.
  Unsec. Unsub. Global
  Notes, 7.50%, 06/01/13(b)                            219,000           190,530
================================================================================
                                                                         649,380
================================================================================

PAPER PRODUCTS-3.58%

Abitibi-Consolidated Co. of
  Canada, Sr. Sec. Gtd.
  Notes, 13.75%,
  04/01/11(b)(c)                                        95,000            95,950
================================================================================


                                                  PRINCIPAL
                                                    AMOUNT                 VALUE
--------------------------------------------------------------------------------
PAPER PRODUCTS-(CONTINUED)

Abitibi-Consolidated Finance
  L.P., Unsec. Gtd. Notes,
  7.88%, 08/01/09(b)(d)                        $       155,000   $       131,750
--------------------------------------------------------------------------------
Cellu Tissue Holdings, Inc.,
  Sec. Gtd. Global Notes,
  9.75%, 03/15/10(b)                                   182,000           170,170
--------------------------------------------------------------------------------
Domtar Corp., Sr. Unsec.
  Gtd. Notes, 5.38%,
  12/01/13(b)                                           50,000            44,000
--------------------------------------------------------------------------------
Exopack Holding Corp., Sr.
  Unsec. Gtd. Global Notes,
  11.25%, 02/01/14(b)                                  145,000           133,762
--------------------------------------------------------------------------------
Georgia-Pacific LLC,
  Sr. Unsec. Gtd. Unsub. Notes,
  7.00%, 01/15/15(b)(c)                                125,000           116,875
--------------------------------------------------------------------------------
  7.13%, 01/15/17(b)(c)                                140,000           130,200
--------------------------------------------------------------------------------
Mercer International Inc.,
  Sr. Unsec. Global Notes,
  9.25%, 02/15/13(b)                                   577,000           481,795
--------------------------------------------------------------------------------
Neenah Paper, Inc., Sr.
  Unsec. Gtd. Global Notes,
  7.38%, 11/15/14(b)                                   179,000           158,415
--------------------------------------------------------------------------------
NewPage Corp., Sr. Sec
  Notes, 10.00%, 05/01/12
  (b)(c)                                                60,000            61,125
--------------------------------------------------------------------------------
Rock-Tenn Co., Sr. Notes,
  9.25%, 03/15/16(b)(c)                                245,000           254,800
================================================================================
                                                                       1,778,842
================================================================================

PERSONAL PRODUCTS-0.52%

NBTY, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 7.13%,
  10/01/15(b)                                          269,000           258,576
================================================================================

PHARMACEUTICALS-1.43%

Elan Finance PLC/Elan Finance Corp. (Ireland),
  Sr. Unsec. Gtd. Global Notes,
  7.75%, 11/15/11(b)                                   166,000           154,795
--------------------------------------------------------------------------------
  8.88%, 12/01/13(b)                                   280,000           266,350
--------------------------------------------------------------------------------
Valeant Pharmaceuticals
  International, Sr. Unsec. Global
  Notes, 7.00%, 12/15/11(b)                            300,000           287,250
================================================================================
                                                                         708,395
================================================================================

PROPERTY & CASUALTY INSURANCE-0.49%

Crum & Forster Holdings
  Corp., Sr. Unsec. Unsub.
  Global Notes, 7.75%,
  05/01/17(b)                                          255,000           240,975
================================================================================

PUBLISHING-2.05%

Dex Media Inc., Sr. Unsec.
  Disc. Global Notes, 9.00%,
  11/15/13(b)(f)                                       538,000           392,740
--------------------------------------------------------------------------------
MediMedia USA Inc., Sr. Sub.
  Notes, 11.38%,
  11/15/14(b)(c)                                        30,000            30,750
--------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen
  Finance Co., Sr. Unsec.
  Gtd. Sub. Disc. Global
  Notes, 12.50%,
  08/01/16(b)(f)                                       390,000           249,600
--------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM V.I. HIGH YIELD FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
PUBLISHING-(CONTINUED)

Reader's Digest Association
  Inc. (The), Sr. Unsec.
  Sub. Notes, 9.00%,
  02/15/17(b)(c)                               $       260,000   $       181,350
--------------------------------------------------------------------------------
Valassis Communications,
  Inc., Sr. Unsec. Gtd.
  Global Notes, 8.25%,
  03/01/15(b)                                          195,000           162,337
================================================================================
                                                                       1,016,777
================================================================================

RAILROADS-0.12%

Kansas City Southern de Mexico,
  S.A. de C.V. (Mexico), Sr.
  Unsec. Unsub. Notes, 7.38%,
  06/01/14(b)(c)                                        65,000            61,750
================================================================================

SEMICONDUCTOR EQUIPMENT-0.39%

Amkor Technology Inc., Sr.
  Unsec. Global Notes,
  7.13%, 03/15/11(b)                                   205,000           194,494
================================================================================

SEMICONDUCTORS-3.58%

Avago Technologies Finance Pte/ Avago
  Technologies U.S./ Avago Technologies
  Wireless (Singapore),
  Sr. Unsec. Gtd. Global Notes,
  10.13%, 12/01/13(b)                                  285,000           303,525
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  11.88%, 12/01/15(b)                                  120,000           128,400
--------------------------------------------------------------------------------
Freescale Semiconductor Inc.,
  Sr. Unsec. Gtd. Notes,
  8.88%, 12/15/14(b)                                   185,000           147,075
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes,
  10.13%, 12/15/16(b)(d)                               485,000           333,437
--------------------------------------------------------------------------------
MagnaChip Semiconductor
  S.A./MagnaChip
  Semiconductor Finance Co. (South Korea),
  Sr. Sec. Gtd. Global Notes, 6.88%,
  12/15/11(b)(d)                                       360,000           261,900
--------------------------------------------------------------------------------
Spansion Inc., Sr. Sec.
  Floating Rate Notes,
  6.20%, 06/01/13(b)(c)(e)                             440,000           301,400
--------------------------------------------------------------------------------
Viasystems Inc., Sr. Unsec.
  Gtd. Sub. Global Notes,
  10.50%, 01/15/11(b)                                  325,000           302,250
================================================================================
                                                                       1,777,987
================================================================================

SPECIALTY CHEMICALS-1.44%

JohnsonDiversey Holdings
  Inc., Sr. Unsec. Sub.
  Global Notes, 10.67%,
  05/15/13(b)                                          190,000           181,450
--------------------------------------------------------------------------------
NewMarket Corp., Sr. Unsec.
  Gtd. Unsub. Global Notes,
  7.13%, 12/15/16(b)                                   150,000           147,375
--------------------------------------------------------------------------------
PolyOne Corp., Sr. Unsec.
  Notes, 8.88%, 05/01/12(b)                            185,000           187,544
--------------------------------------------------------------------------------
Polypore Inc., Sr. Unsec.
  Gtd. Sub. Global Notes,
  8.75%, 05/15/12(b)                                   205,000           198,337
================================================================================
                                                                         714,706
================================================================================


                                                  PRINCIPAL
                                                    AMOUNT                 VALUE
--------------------------------------------------------------------------------
SPECIALTY STORES-0.92%

Michaels Stores, Inc., Sr.
  Unsec. Gtd. Global Notes,
  10.00%, 11/01/14(b)(d)                       $       520,000   $       457,600
================================================================================

STEEL-0.79%

Metals USA, Inc., Sr. Sec.
  Gtd. Global Notes, 11.13%,
  12/01/15(b)                                          185,000           182,225
--------------------------------------------------------------------------------
Steel Dynamics Inc., Sr.
  Notes, 7.75%,
  04/15/16(b)(c)                                       210,000           212,100
================================================================================
                                                                         394,325
================================================================================

TIRES & RUBBER-1.98%

Cooper Tire & Rubber Co.,
  Sr. Unsec. Notes,
  8.00%, 12/15/19(b)                                   380,000           358,150
--------------------------------------------------------------------------------
  Unsec. Notes,
  7.63%, 03/15/27(b)                                   260,000           218,400
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co.
  (The), Sr. Unsec. Global
  Notes, 9.00%, 07/01/15(b)                            380,000           404,700
================================================================================
                                                                         981,250
================================================================================

TRADING COMPANIES & DISTRIBUTORS-1.82%

United Rentals North
  America, Inc., Sr. Unsec.
  Gtd. Global Notes, 6.50%,
  02/15/12(b)                                          637,000           578,077
--------------------------------------------------------------------------------
Wesco Distribution Inc., Sr.
  Unsec. Gtd. Sub. Global
  Notes, 7.50%, 10/15/17(b)                            360,000           326,700
================================================================================
                                                                         904,777
================================================================================

TRUCKING-0.48%

Hertz Corp. (The), Sr.
  Unsec. Gtd. Global Notes,
  8.88%, 01/01/14(b)                                   250,000           238,125
================================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.89%

Centennial Cellular
  Operating Co./Centennial
  Communications Corp., Sr.
  Unsec. Gtd. Global Notes,
  10.13%, 06/15/13(b)                                  348,000           345,390
--------------------------------------------------------------------------------
Digicel Group Ltd.
  (Bermuda), Sr. Notes,
  8.88%, 01/15/15(b)(c)                                615,000           522,750
--------------------------------------------------------------------------------
iPCS Inc., Sr. Sec. Gtd.
  Floating Rate First Lien
  Global Notes, 5.36%,
  05/01/13(b)(e)                                        90,000            69,750
================================================================================
                                                                         937,890
================================================================================
    Total Bonds & Notes
      (Cost $49,902,343)                                              45,944,843
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM V.I HIGH YIELD FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
PREFERRED STOCKS-1.29%

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.86%

AES Trust VII, $3.00 Conv.
  Trust Pfd.                                             8,660   $       426,938
================================================================================

THRIFTS & MORTGAGE FINANCE-0.43%

Fannie Mae, 8.25% Pfd.                                   6,225           149,711
--------------------------------------------------------------------------------
Freddie Mac-Series Z, 8.38% Pfd.                         2,500            61,000
================================================================================
                                                                         210,711
================================================================================
  Total Preferred Stocks
    (Cost $649,737)                                                      637,649
================================================================================

COMMON STOCKS & OTHER EQUITY
  INTERESTS-0.80%

BROADCASTING & CABLE TV-0.64%

Adelphia Communications Corp.,
  Sr. Notes, 10.88%, 10/01/10(i)                            --            25,420
--------------------------------------------------------------------------------
Adelphia Recovery Trust,
  Series ACC-1 (i)                                     318,570            21,503
--------------------------------------------------------------------------------
  Series ARAHOVA (i)                                   109,170            55,677
--------------------------------------------------------------------------------
Time Warner Cable, Inc.-Class A (j)                      6,227           155,550
--------------------------------------------------------------------------------
Virgin Media Inc.                                        4,129            58,095
--------------------------------------------------------------------------------
XM Satellite Radio Holdings
  Inc.-Wts., expiring 03/15/10(k)                          182               184
================================================================================
                                                                         316,429
================================================================================

CONSTRUCTION MATERIALS-0.00%

Dayton Superior Corp.-Wts.,
  expiring 06/15/09 (Acquired
  08/07/00; Cost $0)(c)(h)(k)(l)                           175                 0
--------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION
  SERVICES-0.00%

XO Holdings Inc.(j)                                         33                43
--------------------------------------------------------------------------------
XO Holdings Inc.-Class
A-Wts., expiring 01/16/10 (k)                            1,533               153
--------------------------------------------------------------------------------
XO Holdings Inc.-Class
B-Wts., expiring 01/16/10 (k)                            1,148                58
--------------------------------------------------------------------------------
XO Holdings Inc.-Class
C-Wts., expiring 01/16/10(k)                             1,148                46
================================================================================
                                                                             300
================================================================================

WIRELESS TELECOMMUNICATION
  SERVICES-0.16%

iPCS, Inc.                                               3,489            81,468
================================================================================
  Total Common Stocks & Other Equity
    Interests (Cost $501,454)                                            398,197
================================================================================


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-0.28%

ELECTRIC UTILITIES-0.28%

Reliant Energy Mid-Atlantic
  Power Holdings, LLC-Series
  B, Sr. Unsec. Pass Through
  Ctfs., 9.24%, 07/02/17
  (Cost $132,970)(b)                           $       132,444   $       140,887
================================================================================

SENIOR SECURED FLOATING RATE INTEREST
  LOANS-0.18%

AIRLINES-0.18%

Evergreen International
  Aviation Inc., First Lien
  Term Loan, 6.62%,
  10/31/11(b)                                           94,729            87,151
--------------------------------------------------------------------------------
  10.00%, 10/31/11(b)                                    2,288             2,104
================================================================================
  Total Senior Secured Floating Rate                                      89,255
    Interest Loans (Cost $96,291)
================================================================================


                                                    SHARES
--------------------------------------------------------------------------------
MONEY MARKET FUNDS-3.30%

Liquid Assets
  Portfolio-Institutional
  Class(m)                                             819,941           819,941
--------------------------------------------------------------------------------
Premier Portfolio-Institutional
  Class(m)                                             819,941           819,941
================================================================================
  Total Money Market Funds
    (Cost $1,639,882)                                                  1,639,882
================================================================================
TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities on
  loan)-98.38%
  (Cost $52,922,677)                                                  48,850,713
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-7.56%

Liquid Assets
  Portfolio-Institutional Class
  (Cost $3,752,178)(m)(n)                            3,752,178         3,752,178
================================================================================

TOTAL INVESTMENTS-105.94%
  (Cost $56,674,855)                                                  52,602,891
================================================================================

OTHER ASSETS LESS LIABILITIES-(5.94)%                                 (2,948,715)

================================================================================

NET ASSETS-100.00%                                               $    49,654,176
________________________________________________________________________________
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM V.I HIGH YIELD FUND


Investment Abbreviations:

Conv.  -- Convertible
Ctfs.  -- Certificates
Disc.  -- Discounted
Gtd.   -- Guaranteed
Pfd.   -- Preferred
PIK    -- Payment in Kind
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
Unsec. -- Unsecured
Unsub. -- Unsubordinated
Wts.   -- Warrants

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2008 was $46,174,985, which represented 92.99% of the Fund's Net Assets. See
     Note 1A.

(c) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2008 was $5,557,466, which represented 11.19% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)  All or a portion of this security was out on loan at March 31, 2008.

(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2008.

(f) Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate market value of these securities at March 31, 2008 was $164,955, which represented 0.33% of the Fund's Net Assets.

(h) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2008 was $74,385, which represented 0.15% of the Fund's Net Assets.

(i) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(j)  Non-income producing security.

(k) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(l) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at March 31, 2008 represented less than 0.01% of the Fund's Net Assets. See Note 1A.

(m) The money market fund and the Fund are affiliated by having the same investment advisor.

(n) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.



See accompanying notes which are an integral part of this schedule.

AIM V.I. HIGH YIELD FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

AIM V.I. HIGH YIELD FUND


          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized

AIM V.I. HIGH YIELD FUND
     gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. LOWER-RATED SECURITIES - The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

H. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

AIM V.I. HIGH YIELD FUND


NOTE 2 - SUPPLEMENTAL INFORMATION


The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                       OTHER
                                                     INVESTMENTS     FINANCIAL
INPUT LEVEL                                         IN SECURITIES   INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1                                             $   6,325,306   $         --
--------------------------------------------------------------------------------
Level 2                                                46,277,585        (61,709)
--------------------------------------------------------------------------------
Level 3                                                      0.00             --
================================================================================
                                                    $  52,602,891   $    (61,709)
________________________________________________________________________________
================================================================================

* Other financial instruments include futures and swap contracts, which are included at the unrealized appreciation/(depreciation) of the instruments.

AIM V.I. HIGH YIELD FUND


NOTE 3 -- CREDIT DEFAULT SWAP AGREEMENTS


                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
---------------------------------------------------------------------------------------------------------------
                                                                                       NOTIONAL    UNREALIZED
                                              BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT    APPRECIATION
   COUNTERPARTY         REFERENCE ENTITY     PROTECTION     FIXED RATE       DATE        (000)    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Lehman Bros
Special Financing   Allied Waste North
Inc.                America, Inc.               Sell            3.25%       09/20/12        120          (3,449)
---------------------------------------------------------------------------------------------------------------
Lehman Bros
Special Financing
Inc.                Dole Foods Co. Inc.         Sell            6.15%       09/20/12        120         (31,973)
---------------------------------------------------------------------------------------------------------------
Lehman Bros
Special Financing
Inc.                Tenet Healthcare            Sell            3.70%       03/20/09        180            (340)
---------------------------------------------------------------------------------------------------------------
Lehman Bros
Special Financing
Inc.                Tenet Healthcare            Sell            3.75%       12/20/08        360             156
---------------------------------------------------------------------------------------------------------------
Lehman Bros
Special Financing
Inc.                Visteon Corp.               Sell            5.00%(a)    03/20/09        180          (3,947)
---------------------------------------------------------------------------------------------------------------
Merrill Lynch
International       MBIA Inc.                   Sell            6.25%       12/20/08        310         (21,921)
---------------------------------------------------------------------------------------------------------------
UBS A.G.            American International
                    Group, Inc.                 Sell            2.20%       06/20/08        260              73
---------------------------------------------------------------------------------------------------------------
UBS A.G.            Pulte Homes, Inc.           Sell            4.20%       12/20/08        210            (303)
---------------------------------------------------------------------------------------------------------------
UBS A.G.            Pulte Homes, Inc.           Sell             4.40%      12/20/08        180              (5)
===============================================================================================================
    TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                               $  1,920    $    (61,709)
_______________________________________________________________________________________________________________
===============================================================================================================


(a)  Unamortized premium at period-end of $10,820.


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $8,047,727 and $7,943,600, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities           $   279,137
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (4,471,093)
================================================================================
Net unrealized appreciation (depreciation) of investment securities  $(4,191,956)
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $56,794,847.

                       AIM V.I. INTERNATIONAL GROWTH FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--

invescoaim.com                  VIIGR-QTR-1 03/08     Invesco Aim Advisors, Inc.

AIM V.I. INTERNATIONAL GROWTH FUND


SCHEDULE OF INVESTMENTS
March 31, 2008
(Unaudited)

                                                    SHARES            VALUE
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-84.90%

UNITED KINGDOM-9.60%

Aviva PLC                                              930,348   $    11,399,890
--------------------------------------------------------------------------------
Capita Group PLC (a)                                   937,500        12,622,326
--------------------------------------------------------------------------------
Enterprise Inns PLC                                    422,118         3,360,990
--------------------------------------------------------------------------------
Imperial Tobacco Group PLC                             452,853        20,829,985
--------------------------------------------------------------------------------
Informa PLC                                          1,486,035         9,237,158
--------------------------------------------------------------------------------
International Power PLC                              1,987,975        15,700,456
--------------------------------------------------------------------------------
Reckitt Benckiser Group PLC                            307,127        17,009,679
--------------------------------------------------------------------------------
Shire PLC                                              691,144        13,351,276
--------------------------------------------------------------------------------
Tesco PLC (b)                                        2,247,547        16,974,360
--------------------------------------------------------------------------------
WPP Group PLC                                        2,032,641        24,241,162
================================================================================
                                                                     144,727,282
================================================================================

GERMANY-9.38%

Bayer A.G.                                             345,375        27,676,561
--------------------------------------------------------------------------------
Commerzbank A.G. (a)                                   379,870        11,874,075
--------------------------------------------------------------------------------
Continental A.G.                                        91,728         9,353,341
--------------------------------------------------------------------------------
Daimler A.G. (a)                                       276,925        23,673,378
--------------------------------------------------------------------------------
Deutsche Boerse A.G.                                    64,390        10,371,604
--------------------------------------------------------------------------------
Merck KGaA (a)                                         171,389        21,123,541
--------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport                          52,298        20,140,382
--------------------------------------------------------------------------------
Siemens A.G.                                           158,451        17,172,564
================================================================================
                                                                     141,385,446
================================================================================

SWITZERLAND-9.25%

Compagnie Financiere Richemont S.A.
  -Class A (c)                                         238,137        13,355,516
--------------------------------------------------------------------------------
Credit Suisse Group                                    183,032         9,315,942
--------------------------------------------------------------------------------
Nestle S.A.                                             65,515        32,735,566
--------------------------------------------------------------------------------
Roche Holding A.G.                                     209,768        39,475,454
--------------------------------------------------------------------------------
Sonova Holding A.G                                     128,878        11,821,586
--------------------------------------------------------------------------------
Syngenta A.G.                                          111,935        32,797,254
================================================================================
                                                                     139,501,318
================================================================================

JAPAN-8.36%

Denso Corp. (b)                                        452,500        14,667,927
--------------------------------------------------------------------------------
Fanuc Ltd. (b)                                         230,600        22,319,098
--------------------------------------------------------------------------------
IBIDEN Co., Ltd. (a)(b)                                348,400        13,775,154
--------------------------------------------------------------------------------
Keyence Corp. (b)                                       71,200        16,600,210
--------------------------------------------------------------------------------
Komatsu Ltd. (b)                                       672,500        19,072,095
--------------------------------------------------------------------------------
ORIX Corp.                                              32,810         4,476,597
--------------------------------------------------------------------------------
Suzuki Motor Corp. (a)(b)                              651,600        16,497,104
--------------------------------------------------------------------------------
Toyota Motor Corp. (b)                                 369,500        18,622,117
================================================================================
                                                                     126,030,302
================================================================================

FRANCE-6.04%

Axa (b)                                                489,980        17,731,791
--------------------------------------------------------------------------------
BNP Paribas                                            242,083        24,417,252
================================================================================
Cap Gemini S.A.                                        219,436        12,495,500
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
FRANCE-(CONTINUED)

Schneider Electric S.A.                                108,946       $14,096,550
--------------------------------------------------------------------------------
Total S.A. (b)                                         300,374        22,334,807
================================================================================
                                                                      91,075,900
================================================================================

HONG KONG-3.61%

Esprit Holdings Ltd.                                 1,984,900        23,820,126
--------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (b)                           1,965,000        18,738,472
--------------------------------------------------------------------------------
Li & Fung Ltd. (b)                                   3,190,000        11,935,443
================================================================================
                                                                      54,494,041
================================================================================

CANADA-3.52%

Canadian National Railway Co.                          221,920        10,751,333
--------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                        174,953        11,973,334
--------------------------------------------------------------------------------
Manulife Financial Corp.                               323,501        12,360,345
--------------------------------------------------------------------------------
Suncor Energy, Inc.                                    185,975        17,972,713
================================================================================
                                                                      53,057,725
================================================================================

MEXICO-3.13%

America Movil S.A.B de C.V.-Series L -ADR              421,361        26,836,481
--------------------------------------------------------------------------------
Desarrolladora Homex S.A. de C.V. -ADR(d)              156,593         9,090,224
--------------------------------------------------------------------------------
Grupo Televisa S.A. -ADR                               266,640         6,463,354
--------------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V. (d)          1,479,200         4,864,510
================================================================================
                                                                      47,254,569
================================================================================

BELGIUM-2.75%

InBev N.V. (b)                                         334,161        29,460,771
--------------------------------------------------------------------------------
KBC Groep N.V.                                          92,785        12,031,841
================================================================================
                                                                      41,492,612
================================================================================

TAIWAN-2.74%

Hon Hai Precision Industry Co., Ltd. (b)             4,015,141        23,057,043
--------------------------------------------------------------------------------
MediaTek Inc. (b)                                      845,785        11,041,278
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  -ADR(a)                                              704,971         7,240,052
================================================================================
                                                                      41,338,373
================================================================================

SINGAPORE-2.64%

Keppel Corp. Ltd. (b)                                2,573,000        18,645,154
--------------------------------------------------------------------------------
United Overseas Bank Ltd. (b)                        1,518,000        21,237,370
================================================================================
                                                                      39,882,524
================================================================================

NETHERLANDS-2.49%

Heineken Holding N.V.                                  284,265        14,293,298
--------------------------------------------------------------------------------
TNT N.V.                                               626,862        23,285,924
================================================================================
                                                                      37,579,222
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM V.I. INTERNATIONAL GROWTH FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
INDIA-2.40%

Bharat Heavy Electricals Ltd. (b)                      358,312       $18,501,990
--------------------------------------------------------------------------------
Infosys Technologies Ltd. (b)                          492,036        17,728,775
================================================================================
                                                                      36,230,765
================================================================================

ITALY-2.34%

Eni S.p.A.                                             546,667        18,641,301
--------------------------------------------------------------------------------
Finmeccanica S.p.A. (a)(b)                             490,833        16,721,134
================================================================================
                                                                      35,362,435
================================================================================

SPAIN-1.99%

Banco Santander S.A.                                   389,216         7,754,426
--------------------------------------------------------------------------------
Telefonica S.A.                                        774,793        22,261,616
================================================================================
                                                                      30,016,042
================================================================================

ISRAEL-1.89%

Teva Pharmaceutical Industries Ltd. -ADR               615,605        28,434,795
================================================================================

SOUTH KOREA-1.75%

Hana Financial Group Inc. (b)                          345,910        14,199,625
--------------------------------------------------------------------------------
Hyundai Heavy Industries Co., Ltd. (b)                  32,430        12,146,951
================================================================================
                                                                      26,346,576
================================================================================

IRELAND-1.48%

Anglo Irish Bank Corp. PLC (a)                         682,751         9,161,802
--------------------------------------------------------------------------------
CRH PLC                                                347,589        13,213,629
================================================================================
                                                                      22,375,431
================================================================================

AUSTRALIA-1.43%

BHP Billiton Ltd. (b)                                  655,592        21,549,149
================================================================================

INDONESIA-1.41%

PT Astra International Tbk (b)                       3,075,500         8,140,173
--------------------------------------------------------------------------------
PT Telekomunikasi Indonesia -Series B (b)           12,491,000        13,161,303
================================================================================
                                                                      21,301,476
================================================================================

DENMARK-1.32%

Novo Nordisk A.S. -Class B                             290,386        19,858,290
================================================================================

SWEDEN-1.05%

Assa Abloy A.B. -Class B (a)(b)                        874,304        15,888,247
================================================================================

CHINA-1.02%

China Mobile Ltd. (b)                                1,025,000        15,332,623
================================================================================

NORWAY-0.81%

Petroleum Geo-Services A.S.A. (b)                      489,250        12,165,018
================================================================================

GREECE-0.74%

OPAP S.A. (b)                                          312,030        11,162,145
================================================================================

FINLAND-0.68%

Nokia Oyj (b)                                          322,355        10,254,933
================================================================================

SOUTH AFRICA-0.59%

Standard Bank Group Ltd.                               819,755         8,912,797
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
TURKEY-0.49%

Akbank T.A.S.                                        1,744,527   $     7,322,803
--------------------------------------------------------------------------------
    Total Foreign Common Stocks & Other
      Equity Interests
      (Cost $1,115,394,827)                                        1,280,332,839
================================================================================

FOREIGN PREFERRED STOCKS-5.20%

BRAZIL-1.64%

Companhia de Bebidas das Americas -
  Pfd.-ADR(a)                                          167,027        12,618,890
--------------------------------------------------------------------------------
Petroleo Brasileiro S.A. -Pfd.-ADR                     143,141        12,122,611
================================================================================
                                                                      24,741,501
================================================================================

GERMANY-3.56%

Henkel KgaA -Pfd.                                      400,351        18,505,959
--------------------------------------------------------------------------------
Porsche Automobil Holding S.E. -Pfd.(b)                192,099        35,252,386
================================================================================
                                                                      53,758,345
================================================================================
    Total Foreign Preferred Stocks
      (Cost $57,433,847)                                              78,499,846
================================================================================

MONEY MARKET FUNDS-9.74%

Liquid Assets Portfolio -Institutional
  Class(e)                                          73,459,585        73,459,585
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)           73,459,585        73,459,585
--------------------------------------------------------------------------------
    Total Money Market Funds
      (Cost $146,919,170)                                            146,919,170
================================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-99.84%
  (Cost $1,319,747,844)                                            1,505,751,855
================================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN-6.28%

Liquid Assets Portfolio -Institutional
  Class (Cost $94,685,250)(e)(f)                    94,685,250        94,685,250
================================================================================
TOTAL INVESTMENTS-106.12%
  (Cost $1,414,433,094)                                            1,600,437,105
================================================================================
OTHER ASSETS LESS LIABILITIES-(6.12)%                                (92,347,390)
================================================================================
NET ASSETS-100.00%                                               $ 1,508,089,715
________________________________________________________________________________
================================================================================


Investment Abbreviations:

ADR  -- American Depositary Receipt
Pfd. -- Preferred


Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at March 31, 2008.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2008 was $534,914,645, which represented 35.47% of the Fund's Net Assets. See Note 1A.

(c) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(d)  Non-income producing security.



See accompanying notes which are an integral part of this schedule.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.



See accompanying notes which are an integral part of this schedule.

AIM V.I. INTERNATIONAL GROWTH FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. INTERNATIONAL GROWTH FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

AIM V.I. INTERNATIONAL GROWTH FUND
     foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                  INVESTMENTS IN
INPUT LEVEL                                                         SECURITIES
--------------------------------------------------------------------------------
Level 1                                                           $1,065,522,462
--------------------------------------------------------------------------------
Level 2                                                              534,914,643
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                  $1,600,437,105
________________________________________________________________________________
================================================================================

AIM V.I. INTERNATIONAL GROWTH FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $240,627,837 and $168,024,796, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $   227,040,897
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (44,972,565)
========================================================================================
Net unrealized appreciation of investment securities                     $   182,068,332
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $1,418,368,773.

                         AIM V.I. LARGE CAP GROWTH FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2008


                         [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--


invescoaim.com                 VILCG-QTR-1 03/08      Invesco Aim Advisors, Inc.

SCHEDULE OF INVESTMENTS(a)
March 31, 2008
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-81.67%

AEROSPACE & DEFENSE-12.03%

Boeing Co. (The)                                        21,204   $     1,576,942
--------------------------------------------------------------------------------
General Dynamics Corp.                                  20,551         1,713,337
--------------------------------------------------------------------------------
Honeywell International Inc.                            36,330         2,049,739
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                   42,984         4,268,311
--------------------------------------------------------------------------------
Raytheon Co.                                            36,384         2,350,770
--------------------------------------------------------------------------------
United Technologies Corp.                               12,770           878,831
================================================================================
                                                                      12,837,930
================================================================================

ASSET MANAGEMENT & CUSTODY
  BANKS-0.80%

Janus Capital Group Inc.                                36,700           854,009
================================================================================

AUTO PARTS & EQUIPMENT-0.81%

BorgWarner, Inc.                                        20,000           860,600
================================================================================

AUTOMOTIVE RETAIL-0.87%

AutoZone, Inc. (b)                                       8,200           933,406
================================================================================

BIOTECHNOLOGY-1.36%

Biogen Idec Inc. (b)                                    23,500         1,449,715
================================================================================

COMMUNICATIONS EQUIPMENT-3.01%

Cisco Systems, Inc. (b)                                 96,503         2,324,757
--------------------------------------------------------------------------------
Juniper Networks, Inc. (b)                              35,378           884,450
================================================================================
                                                                       3,209,207
================================================================================

COMPUTER HARDWARE-9.04%

Apple Inc. (b)                                          21,767         3,123,564
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                    104,826         4,786,355
--------------------------------------------------------------------------------
International Business Machines
  Corp.                                                 15,069         1,735,045
================================================================================
                                                                       9,644,964
================================================================================

CONSTRUCTION & ENGINEERING-2.78%

Chicago Bridge & Iron Co. N.V.
  -New York Shares                                      35,264         1,383,759
--------------------------------------------------------------------------------
Fluor Corp.                                             11,198         1,580,710
================================================================================
                                                                       2,964,469
================================================================================

CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS-0.74%

Deere & Co.                                              9,887           795,310
================================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES-0.67%

DST Systems, Inc. (b)                                   10,953           720,050
================================================================================

DIVERSIFIED METALS & MINING-1.04%

Freeport-McMoRan Copper & Gold,
  Inc.                                                  11,483         1,104,894
================================================================================

EDUCATION SERVICES-0.61%

Apollo Group Inc. -Class A (b)                          15,000           648,000
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
FERTILIZERS & AGRICULTURAL
  CHEMICALS-2.44%

CF Industries Holdings, Inc.                             9,300   $       963,666
--------------------------------------------------------------------------------
Mosaic Co. (The) (b)                                    16,000         1,641,600
================================================================================
                                                                       2,605,266
================================================================================

FOOTWEAR-2.19%

NIKE, Inc. -Class B                                     34,321         2,333,828
================================================================================

HEALTH CARE DISTRIBUTORS-1.58%

McKesson Corp.                                          32,112         1,681,706
================================================================================

HEALTH CARE EQUIPMENT-2.46%

Baxter International Inc.                               45,346         2,621,906
================================================================================

HEALTH CARE SERVICES-4.23%

Express Scripts, Inc. (b)                               35,881         2,307,866
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. (b)                        50,338         2,204,301
================================================================================
                                                                       4,512,167
================================================================================

HOUSEHOLD PRODUCTS-0.89%

Procter & Gamble Co. (The)                              13,500           945,945
================================================================================

INDUSTRIAL CONGLOMERATES-1.81%

McDermott International, Inc. (b)                       35,295         1,934,872
================================================================================

INTEGRATED OIL & GAS-4.16%

Exxon Mobil Corp.                                       12,412         1,049,807
--------------------------------------------------------------------------------
Marathon Oil Corp.                                      29,913         1,364,033
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                              27,721         2,028,345
================================================================================
                                                                       4,442,185
================================================================================

INTERNET RETAIL-0.86%

Expedia, Inc. (b)                                       42,000           919,380
================================================================================

INTERNET SOFTWARE & SERVICES-0.99%

Google Inc. -Class A (b)                                 2,393         1,054,045
================================================================================

INVESTMENT BANKING & BROKERAGE-0.79%

Goldman Sachs Group, Inc. (The)                          5,093           842,331
================================================================================

IT CONSULTING & OTHER SERVICES-3.13%

Accenture Ltd. -Class A                                 95,089         3,344,280
================================================================================

LIFE SCIENCES TOOLS & SERVICES-1.15%

Invitrogen Corp. (b)                                    14,400         1,230,768
================================================================================

MANAGED HEALTH CARE-2.33%

Coventry Health Care, Inc. (b)                          19,183           774,034
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                                 22,640           777,911
--------------------------------------------------------------------------------
WellPoint Inc. (b)                                      21,109           931,540
================================================================================
                                                                       2,483,485
================================================================================

OIL & GAS DRILLING-1.81%

ENSCO International Inc.                                30,880         1,933,706
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM V.I. LARGE CAP GROWTH FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES-1.19%

National-Oilwell Varco Inc. (b)                         21,800   $     1,272,684
================================================================================

OIL & GAS REFINING & MARKETING-0.67%

Valero Energy Corp.                                     14,500           712,095
================================================================================

PHARMACEUTICALS-2.59%

Johnson & Johnson                                       20,765         1,347,026
--------------------------------------------------------------------------------
Merck & Co. Inc.                                        37,477         1,422,252
================================================================================
                                                                       2,769,278
================================================================================

PROPERTY & CASUALTY INSURANCE-0.80%

Chubb Corp. (The)                                       17,340           857,983
================================================================================

SEMICONDUCTOR EQUIPMENT-1.09%

MEMC Electronic Materials, Inc. (b)                     16,360         1,159,924
================================================================================

SEMICONDUCTORS-2.11%

Intel Corp.                                             36,850           780,483
--------------------------------------------------------------------------------
NVIDIA Corp. (b)                                        33,150           656,039
--------------------------------------------------------------------------------
Texas Instruments Inc.                                  28,823           814,826
================================================================================
                                                                       2,251,348
================================================================================

SOFT DRINKS-1.82%

PepsiCo, Inc.                                           26,975         1,947,595
================================================================================

SPECIALIZED FINANCE-0.81%

Nasdaq OMX Group, Inc. (The) (b)                        22,500           869,850
================================================================================

SYSTEMS SOFTWARE-6.01%

BMC Software, Inc. (b)                                  42,864         1,393,937
--------------------------------------------------------------------------------
Microsoft Corp.                                        108,073         3,067,112
--------------------------------------------------------------------------------
Oracle Corp. (b)                                        99,997         1,955,941
================================================================================
                                                                       6,416,990
================================================================================

    Total Domestic Common Stocks &
      Other Equity Interests
      (Cost $76,498,395)                                              87,166,171
================================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-16.60%

BRAZIL-0.77%

Unibanco-Uniao de Bancos
  Brasileiros S.A. -GDR
  (Diversified Banks)                                    7,019           818,696
================================================================================

CANADA-0.85%

Research In Motion Ltd.
  (Communications Equipment) (b)                         8,054           903,901
================================================================================

CHINA-1.57%

China Mobile Ltd. (Wireless
  Telecommunication Services) (c)                      112,500         1,682,849
================================================================================

FINLAND-2.00%

Nokia Oyj -ADR (Communications
  Equipment)                                            67,218         2,139,549
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
ISRAEL-0.91%

Teva Pharmaceutical Industries
  Ltd. -ADR (Pharmaceuticals)                           21,000   $       969,990
================================================================================

MEXICO-2.26%

America Movil S.A.B de C.V.
  -Series L -ADR (Wireless
  Telecommunication Services)                           37,855         2,410,985
================================================================================

SWITZERLAND-4.73%

ABB Ltd. (Heavy Electrical
  Equipment) (c)                                       115,653         3,114,217
================================================================================
Syngenta A.G. (Fertilizers &
  Agricultural Chemicals)                                6,611         1,937,041
================================================================================
                                                                       5,051,258
================================================================================

UNITED KINGDOM-3.51%

Diageo PLC (Distillers &
  Vintners)                                             89,170         1,797,756
--------------------------------------------------------------------------------
Rio Tinto PLC -ADR (Diversified
  Metals & Mining)                                       4,725         1,945,944
================================================================================
                                                                       3,743,700
================================================================================

    Total Foreign Common Stocks &
      Other Equity Interests
      (Cost $11,378,285)                                              17,720,928
================================================================================

FOREIGN PREFERRED STOCKS-0.96%

BRAZIL-0.96%

Companhia de Bebidas das
  Americas -Pfd.-ADR (Brewers)
  (Cost $961,143)                                       13,622         1,029,142
================================================================================

MONEY MARKET FUNDS-0.79%

Liquid Assets Portfolio
  -Institutional Class(d)                              420,534           420,534
--------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class(d)                              420,534           420,534
================================================================================
    Total Money Market Funds
      (Cost $841,068)                                                    841,068
================================================================================
TOTAL INVESTMENTS-100.02%
  (Cost $89,678,891)                                                 106,757,309
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02)%                                    (23,224)
================================================================================
NET ASSETS-100.00%                                               $   106,734,085
________________________________________________________________________________
================================================================================


Investment Abbreviations:

ADR  -- American Depositary Receipt
GDR  -- Global Depositary Receipt
Pfd. -- Preferred


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2008 was $4,797,066, which represented 4.49% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.



See accompanying notes which are an integral part of this schedule.

AIM V.I. LARGE CAP GROWTH FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. LARGE CAP GROWTH FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. LARGE CAP GROWTH FUND


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                  INVESTMENTS IN
INPUT LEVEL                                                         SECURITIES
--------------------------------------------------------------------------------
Level 1                                                             $101,960,242
--------------------------------------------------------------------------------
Level 2                                                                4,797,067
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                    $106,757,309
________________________________________________________________________________
================================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $9,244,782, and $14,132,263, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    20,000,808
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (3,988,900)
----------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                     $    16,011,908
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $90,745,401.

                             AIM V.I. LEISURE FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2008

                        [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--

invescoaim.com                I-VILEI-QTR-1 03/08     Invesco Aim Advisors, Inc.

AIM V.I. LEISURE FUND


SCHEDULE OF INVESTMENTS (a)
March 31, 2008
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-74.61%

ADVERTISING-6.34%

Harte-Hanks, Inc.                                        9,377   $       128,184
--------------------------------------------------------------------------------
Omnicom Group Inc.                                      48,812         2,156,514
================================================================================
                                                                       2,284,698
================================================================================

APPAREL RETAIL-3.71%

Abercrombie & Fitch Co. -Class A                        18,245         1,334,439
================================================================================

APPAREL, ACCESSORIES & LUXURY
  GOODS-4.88%

Carter's, Inc. (b)                                      27,597           445,692
--------------------------------------------------------------------------------
Coach, Inc. (b)                                         15,551           468,863
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                 14,488           844,505
================================================================================
                                                                       1,759,060
================================================================================

BREWERS-1.27%

Anheuser-Busch Cos., Inc.                                9,633           457,086
================================================================================

BROADCASTING & CABLE TV-12.25%

Belo Corp. -Class A                                     14,316           151,320
--------------------------------------------------------------------------------
Cablevision Systems Corp. -Class A (b)                  35,764           766,422
--------------------------------------------------------------------------------
CBS Corp. -Class A                                       3,396            75,052
--------------------------------------------------------------------------------
CBS Corp. -Class B                                       3,397            75,006
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.                      12,700           371,094
--------------------------------------------------------------------------------
Comcast Corp. -Class A                                  54,617         1,056,293
--------------------------------------------------------------------------------
DISH Network Corp. -Class A (b)                         13,940           400,496
--------------------------------------------------------------------------------
Liberty Global, Inc. -Class A (b)                        4,582           156,155
--------------------------------------------------------------------------------
Liberty Global, Inc. -Series C (b)(c)                    7,903           256,689
--------------------------------------------------------------------------------
Liberty Media Corp.-Capital -Series A (b)                4,979            78,369
--------------------------------------------------------------------------------
Liberty Media Corp.-Entertainment -Series
  A (b)                                                 19,916           450,898
--------------------------------------------------------------------------------
Scripps Co. (E.W.) (The) -Class A (c)                    7,250           304,572
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc. -Class A                 22,438           199,923
--------------------------------------------------------------------------------
Virgin Media Inc.                                        5,052            71,082
================================================================================
                                                                       4,413,371
================================================================================

CASINOS & GAMING-3.40%

International Game Technology                           16,070           646,175
--------------------------------------------------------------------------------
MGM Mirage (b)                                           9,854           579,119
================================================================================
                                                                       1,225,294
================================================================================

CATALOG RETAIL-1.13%

Liberty Media Corp.-Interactive -Series
  A (b)                                                 25,091           404,969
================================================================================

COMMUNICATIONS EQUIPMENT-0.24%

EchoStar Corp. -Class A (b)                              2,968            87,675
================================================================================

COMPUTER & ELECTRONICS RETAIL-1.51%

Best Buy Co., Inc.                                       8,512           352,908
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
COMPUTER & ELECTRONICS RETAIL-(CONTINUED)

hhgregg, Inc. (b)                                       17,072   $       192,060
================================================================================
                                                                         544,968
================================================================================

DEPARTMENT STORES-1.47%

Kohl's Corp. (b)                                        12,362           530,206
================================================================================

DISTILLERS & VINTNERS-0.26%

Brown-Forman Corp. -Class B                              1,423            94,231
================================================================================

FOOTWEAR-2.58%

Crocs, Inc. (b)(c)                                      28,892           504,743
--------------------------------------------------------------------------------
NIKE, Inc. -Class B                                      6,254           425,272
================================================================================
                                                                         930,015
================================================================================

GENERAL MERCHANDISE STORES-1.07%

Target Corp.                                             7,624           386,384
================================================================================

HOME ENTERTAINMENT SOFTWARE-0.45%

Electronic Arts Inc. (b)                                 3,222           160,842
================================================================================

HOME IMPROVEMENT RETAIL-2.37%

Home Depot, Inc. (The)                                  17,839           498,957
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                       15,467           354,813
================================================================================
                                                                         853,770
================================================================================

HOTELS, RESORTS & CRUISE LINES-6.83%

Carnival Corp. (d)                                      16,316           660,472
--------------------------------------------------------------------------------
Marriott International, Inc.
  -Class A                                               8,153           280,137
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (c)                         4,686           154,169
--------------------------------------------------------------------------------
Starwood Hotels & Resorts
  Worldwide, Inc.                                       26,362         1,364,234
================================================================================
                                                                       2,459,012
================================================================================

HYPERMARKETS & SUPER CENTERS-0.72%

Wal-Mart Stores, Inc.                                    4,893           257,763
================================================================================

INTERNET SOFTWARE & SERVICES-1.26%

Google Inc. -Class A (b)                                 1,033           455,006
================================================================================

INVESTMENT COMPANIES - EXCHANGE
  TRADED FUNDS-1.78%

iShares Russell 3000 Index Fund                          2,818           214,760
--------------------------------------------------------------------------------
iShares S&P 500 Index Fund                               1,596           210,799
--------------------------------------------------------------------------------
S&P 500 Depositary Receipts
  Trust -Series 1                                        1,624           214,287
================================================================================
                                                                         639,846
================================================================================

MOVIES & ENTERTAINMENT-11.90%

News Corp. -Class A                                    107,634         2,018,138
--------------------------------------------------------------------------------
Time Warner Inc.                                        49,453           693,331
--------------------------------------------------------------------------------
Viacom Inc. -Class A(b)                                  6,888           272,971
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM V.I. LEISURE FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT-(CONTINUED)

Viacom Inc. -Class B (b)                                 5,181   $       205,271
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                   34,977         1,097,578
================================================================================
                                                                       4,287,289
================================================================================

PUBLISHING-1.37%

Gannett Co., Inc.                                        4,221           122,620
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                            10,016           370,091
================================================================================
                                                                         492,711
================================================================================

RESTAURANTS-3.54%

Burger King Holdings Inc.                               14,618           404,334
--------------------------------------------------------------------------------
McDonald's Corp.                                         8,700           485,199
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                       10,346           384,975
================================================================================
                                                                       1,274,508
================================================================================

SOFT DRINKS-1.79%

PepsiCo, Inc.                                            8,900           642,580
================================================================================

SPECIALIZED REIT'S-0.70%

FelCor Lodging Trust Inc.                               20,882           251,210
================================================================================

SPECIALTY STORES-1.79%

PetSmart, Inc.                                          31,599           645,884
================================================================================
   Total Domestic Common Stocks &
     Other Equity Interests
     (Cost $25,352,463)                                               26,872,817
================================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-23.45%

BELGIUM-2.33%

Groupe Bruxelles Lambert S.A.
  (Multi-Sector Holdings)                                2,279           278,078
--------------------------------------------------------------------------------
InBev N.V. (Brewers) (e)                                 6,369           561,513
================================================================================
                                                                         839,591
================================================================================

BRAZIL-1.68%

Companhia de Bebidas das
  Americas -ADR (Brewers)                                9,257           605,408
================================================================================

DENMARK-1.10%

Carlsberg A.S. -Class B
  (Brewers) (c)                                          3,110           397,705
================================================================================

FRANCE-3.45%

Accor S.A. (Hotels, Resorts &
  Cruise Lines)                                          6,473           472,728
--------------------------------------------------------------------------------
JC Decaux S.A. (Advertising)                            11,123           326,965
--------------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers
  & Vintners)                                            4,288           441,098
================================================================================
                                                                       1,240,791
================================================================================

HONG KONG-0.89%

Regal Hotels International
  Holdings Ltd. (Hotels,
  Resorts & Cruise Lines) (e)                        4,138,000           245,727
--------------------------------------------------------------------------------
Television Broadcasts Ltd. -ADR
  (Broadcasting & Cable TV) (f)                          6,976            74,754
================================================================================
                                                                         320,481
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
JAPAN-0.41%

Sony Corp. -ADR (Consumer
  Electronics)                                           3,641   $       145,895
================================================================================

MEXICO-1.57%

Coca-Cola Femsa S.A.B. de C.V.
  -ADR (Soft Drinks)                                    10,052           566,229
================================================================================

NETHERLANDS-3.42%

Heineken Holding N.V. (Brewers)                         11,500           578,238
--------------------------------------------------------------------------------
Jetix Europe N.V. (Broadcasting
  & Cable TV)                                           23,032           654,491
================================================================================
                                                                       1,232,729
================================================================================

SWEDEN-1.00%

Rezidor Hotel Group A.B.
  (Hotels, Resorts & Cruise
  Lines)(g)                                              2,734            15,965
--------------------------------------------------------------------------------
Rezidor Hotel Group A.B.
  (Hotels, Resorts & Cruise Lines)                      59,000           344,521
================================================================================
                                                                         360,486
================================================================================

SWITZERLAND-2.11%

Compagnie Financiere Richemont S.A.
  -Class A (Apparel,
  Accessories & Luxury Goods) (h)                        8,914           499,927
--------------------------------------------------------------------------------
Pargesa Holding S.A.
  (Multi-Sector Holdings)                                2,323           258,926
================================================================================
                                                                         758,853
================================================================================

UNITED KINGDOM-5.49%

Diageo PLC (Distillers &
  Vintners)                                             42,579           858,435
--------------------------------------------------------------------------------
InterContinental Hotels Group PLC
  (Hotels, Resorts & Cruise
  Lines) (e)                                            19,429           293,553
--------------------------------------------------------------------------------
WPP Group PLC (Advertising) (b)                         69,225           825,573
================================================================================
                                                                       1,977,561
================================================================================
    Total Foreign Common Stocks &
      Other Equity Interests
      (Cost $5,728,253)                                                8,445,729
================================================================================

MONEY MARKET FUNDS-1.57%

Liquid Assets Portfolio
  -Institutional Class(i)                              283,539           283,539
--------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class(i)                              283,539           283,539
================================================================================
    Total Money Market Funds
      (Cost $567,078)                                                    567,078
================================================================================
TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities on
  loan)-99.63%
  (Cost $31,647,794)                                                  35,885,624
================================================================================

INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES
  ON LOAN

MONEY MARKET FUNDS-3.41%

Liquid Assets Portfolio
  -Institutional Class
  (Cost $1,228,105)(i)(j)                            1,228,105         1,228,105
================================================================================
TOTAL INVESTMENTS-103.04%
  (Cost $32,875,899)                                                  37,113,729
================================================================================
OTHER ASSETS LESS LIABILITIES-(3.04)%                                 (1,095,393)
================================================================================
NET ASSETS-100.00%                                               $    36,018,336
________________________________________________________________________________
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM V.I. LEISURE FUND


Investment Abbreviations:

ADR  -- American Depositary Receipt

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at March 31, 2008.

(d)  Each unit represents one common share and one trust share.

(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2008 was $1,100,793, which represented 3.06% of the Fund's Net Assets. See Note 1A.

(f) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at March 31, 2008 represented 0.21% of the Fund's Net Assets. See Note 1A.

(g) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2008 represented 0.04% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(h) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(i) The money market fund and the Fund are affiliated by having the same investment advisor.

(j) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.



See accompanying notes which are an integral part of this schedule.

AIM V.I. LEISURE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. LEISURE FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized

AIM V.I. LEISURE FUND
     gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                    INVESTMENTS
INPUT LEVEL                                                        IN SECURITIES
--------------------------------------------------------------------------------
Level 1                                                            $  35,938,183
--------------------------------------------------------------------------------
Level 2                                                                1,175,546
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                   $  37,113,729
________________________________________________________________________________
================================================================================

AIM V.I. LEISURE FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $336,380 and $2,480,159, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities              $      6,688,187
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (2,914,713)
========================================================================================
Net unrealized appreciation of investment securities                    $      3,773,474
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $33,340,255.

                        AIM V.I. MID CAP CORE EQUITY FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2008

                           [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com                 VIMCCE-QTR-1 03/08     Invesco Aim Advisors, Inc.

AIM V.I. MID CAP CORE EQUITY FUND


SCHEDULE OF INVESTMENTS(A)
March 31, 2008
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS-78.73%

ADVERTISING-1.09%

Omnicom Group Inc.                                   147,579   $     6,520,040
==============================================================================

AEROSPACE & DEFENSE-1.37%

Goodrich Corp.                                        81,561         4,690,573
------------------------------------------------------------------------------
Precision Castparts Corp.                             33,885         3,458,981
==============================================================================
                                                                     8,149,554
==============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.83%

Polo Ralph Lauren Corp. (b)                           84,537         4,927,662
==============================================================================

APPLICATION SOFTWARE-1.72%

Amdocs Ltd. (c)                                      151,183         4,287,550
------------------------------------------------------------------------------
Cadence Design Systems, Inc. (c)                     560,011         5,980,917
==============================================================================
                                                                    10,268,467
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.16%

Legg Mason, Inc.                                     123,406         6,908,268
==============================================================================

COMMUNICATIONS EQUIPMENT-0.80%

Motorola, Inc.                                       173,266         1,611,374
------------------------------------------------------------------------------
Polycom, Inc. (c)                                    140,007         3,155,758
==============================================================================
                                                                     4,767,132
==============================================================================

COMPUTER HARDWARE-0.44%

Fujitsu Ltd. (Japan)(d)                              402,000         2,639,823
==============================================================================

COMPUTER STORAGE & PERIPHERALS-1.59%

QLogic Corp. (c)                                     618,367         9,491,933
==============================================================================

CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS-0.59%

Joy Global Inc.                                       53,837         3,508,019
==============================================================================

CONSTRUCTION MATERIALS-0.57%

Eagle Materials Inc. (b)                              95,864         3,407,965
==============================================================================

CONSUMER ELECTRONICS-0.92%

Harman International Industries, Inc.                125,786         5,476,722
==============================================================================

DEPARTMENT STORES-0.75%

Kohl's Corp. (c)                                     103,899         4,456,228
==============================================================================

DISTRIBUTORS-1.27%

Genuine Parts Co.                                    187,651         7,547,323
==============================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.41%

Agilent Technologies, Inc. (c)                        80,995         2,416,081
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
ELECTRONIC MANUFACTURING SERVICES-1.49%

Molex Inc.                                           258,585   $     5,988,828
------------------------------------------------------------------------------
Tyco Electronics Ltd.                                 84,343         2,894,652
==============================================================================
                                                                     8,883,480
==============================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.36%

Republic Services, Inc.                              276,639         8,088,924
==============================================================================

FOOD RETAIL-0.63%

SUPERVALU, Inc.                                      125,306         3,756,674
==============================================================================

GAS UTILITIES-0.99%

UGI Corp.                                            237,242         5,912,071
==============================================================================

HEALTH CARE EQUIPMENT-3.98%

Hospira, Inc. (c)                                    190,543         8,149,524
------------------------------------------------------------------------------
Varian Medical Systems, Inc. (c)                     141,705         6,637,462
------------------------------------------------------------------------------
Zimmer Holdings, Inc. (c)                            115,069         8,959,273
==============================================================================
                                                                    23,746,259
==============================================================================

HEALTH CARE SERVICES-1.05%

Quest Diagnostics Inc. (b)                           138,850         6,285,740
==============================================================================

HEALTH CARE TECHNOLOGY-1.00%

IMS Health Inc.                                      283,880         5,964,319
==============================================================================

HOMEBUILDING-0.63%

Ryland Group, Inc. (The)                             114,917         3,779,620
==============================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-1.24%

Administaff, Inc.                                    314,382         7,422,559
==============================================================================

INDUSTRIAL MACHINERY-3.98%

Atlas Copco A.B. -Class A
  (Sweden)(b)(d)                                     349,600         5,982,227
------------------------------------------------------------------------------
Dover Corp.                                          160,568         6,708,531
------------------------------------------------------------------------------
ITT Corp.                                             91,801         4,756,210
------------------------------------------------------------------------------
Parker Hannifin Corp.                                 90,555         6,272,745
==============================================================================
                                                                    23,719,713
==============================================================================

INSURANCE BROKERS-1.33%

Marsh & McLennan Cos., Inc.                          257,910         6,280,108
------------------------------------------------------------------------------
National Financial Partners Corp. (b)                 73,687         1,655,747
==============================================================================
                                                                     7,935,855
==============================================================================

LEISURE PRODUCTS-0.69%

Namco Bandai Holdings Inc.
  (Japan)(b)(d)                                      298,100         4,087,987
==============================================================================

LIFE SCIENCES TOOLS & SERVICES-3.85%

PerkinElmer, Inc.                                    191,567         4,645,500
==============================================================================



See accompanying notes which are an integral part of this schedule.

AIM V.I. MID CAP CORE EQUITY FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES-(CONTINUED)

Pharmaceutical Product Development, Inc.             264,499   $    11,082,508
------------------------------------------------------------------------------
Techne Corp. (c)                                     107,672         7,252,786
==============================================================================
                                                                    22,980,794
==============================================================================

METAL & GLASS CONTAINERS-1.37%

Pactiv Corp. (c)                                     311,054         8,152,725
==============================================================================

MULTI-SECTOR HOLDINGS-0.11%

PICO Holdings, Inc. (c)                               21,187           640,483
==============================================================================

OFFICE ELECTRONICS-1.49%

Xerox Corp.                                          595,545         8,915,309
==============================================================================

OFFICE SERVICES & SUPPLIES-0.76%

Pitney Bowes Inc.                                    128,775         4,509,701
==============================================================================

OIL & GAS DRILLING-0.85%

Noble Corp.                                          101,941         5,063,410
==============================================================================

OIL & GAS EQUIPMENT & SERVICES-1.38%

BJ Services Co.                                      288,622         8,228,613
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION-5.23%

Chesapeake Energy Corp.                              266,884        12,316,696
------------------------------------------------------------------------------
Newfield Exploration Co. (c)                         100,096         5,290,074
------------------------------------------------------------------------------
Penn West Energy Trust (Canada)(b)                   266,405         7,454,012
------------------------------------------------------------------------------
Whiting Petroleum Corp. (c)                           94,517         6,110,524
==============================================================================
                                                                    31,171,306
==============================================================================

PACKAGED FOODS & MEATS-3.08%

Cadbury Schweppes PLC (United Kingdom)(b)          1,405,650        15,438,784
------------------------------------------------------------------------------
Del Monte Foods Co.                                  309,442         2,948,983
==============================================================================
                                                                    18,387,767
==============================================================================

PAPER PRODUCTS-1.55%

MeadWestvaco Corp.                                   339,699         9,246,607
==============================================================================

PERSONAL PRODUCTS-2.64%

Avon Products, Inc.                                  167,799         6,634,772
------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A                 199,081         9,127,864
==============================================================================
                                                                    15,762,636
==============================================================================

PHARMACEUTICALS-2.23%

Barr Pharmaceuticals Inc. (c)                        275,321        13,300,758
==============================================================================

PRECIOUS METALS & MINERALS-1.50%

Coeur d'Alene Mines Corp. (b)(c)                   2,215,226         8,949,513
==============================================================================

PROPERTY & CASUALTY INSURANCE-3.63%

Axis Capital Holdings Ltd.                           334,767        11,375,382
------------------------------------------------------------------------------
Progressive Corp. (The)                              639,053        10,269,582
==============================================================================
                                                                    21,644,964
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
PUBLISHING-1.12%

Washington Post Co. (The)-Class B                     10,090   $     6,674,535
==============================================================================

REGIONAL BANKS-1.58%

BB&T Corp.                                           146,191         4,686,883
------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                    72,673         4,765,169
==============================================================================
                                                                     9,452,052
==============================================================================

SEMICONDUCTORS-2.30%

Linear Technology Corp. (b)                          206,481         6,336,902
------------------------------------------------------------------------------
Microchip Technology Inc. (b)                        125,017         4,091,806
------------------------------------------------------------------------------
Xilinx, Inc.                                         138,313         3,284,934
==============================================================================
                                                                    13,713,642
==============================================================================

SPECIALIZED FINANCE-1.57%

Moody's Corp.                                        268,053         9,336,286
==============================================================================

SPECIALTY CHEMICALS-6.35%

International Flavors & Fragrances Inc.              317,507        13,986,183
------------------------------------------------------------------------------
Rohm and Haas Co.                                    120,798         6,532,756
------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                  290,518        17,329,399
==============================================================================
                                                                    37,848,338
==============================================================================

SYSTEMS SOFTWARE-1.57%

McAfee Inc. (c)                                      142,688         4,721,546
------------------------------------------------------------------------------
Symantec Corp. (c)                                   280,181         4,656,608
==============================================================================
                                                                     9,378,154
==============================================================================

THRIFTS & MORTGAGE FINANCE-2.69%

People's United Financial Inc.                       925,624        16,022,551
==============================================================================
    Total Common Stocks
      (Cost $444,726,211)                                          469,448,562
==============================================================================

FOREIGN PREFERRED STOCK-2.64%

GERMANY-2.64%

Henkel KGaA -Pfd. (Household Products)
  (Cost $14,422,578)(b)                              340,341        15,732,037
==============================================================================

MONEY MARKET FUNDS-17.93%

Liquid Assets Portfolio-Institutional
  Class(e)                                        53,440,918        53,440,918
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)          53,440,918        53,440,918
==============================================================================
    Total Money Market Funds
      (Cost $106,881,836)                                          106,881,836
==============================================================================
TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities on
  loan)-99.30%
  (Cost $566,030,625)                                              592,062,435
==============================================================================



See accompanying notes which are an integral part of this schedule.

AIM V.I. MID CAP CORE EQUITY FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-5.91%

Liquid Assets Portfolio-Institutional
  Class
  (Cost $35,268,382)(e)(f)                        35,268,382   $    35,268,382
==============================================================================
TOTAL INVESTMENTS-105.21%
  (Cost $601,299,007)                                              627,330,817
==============================================================================
OTHER ASSETS LESS LIABILITIES-(5.21)%                              (31,059,844)
==============================================================================
NET ASSETS-100.00%                                             $   596,270,973
______________________________________________________________________________
==============================================================================


Investment Abbreviations:

Pfd. -- Preferred

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at March 31, 2008.

(c)  Non-income producing security.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2008 was $12,710,037, which represented 2.13% of the Fund's Net Assets. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.



See accompanying notes which are an integral part of this schedule.

AIM V.I. MID CAP CORE EQUITY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. MID CAP CORE EQUITY FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes

AIM V.I. MID CAP CORE EQUITY FUND
     recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                    INVESTMENTS
INPUT LEVEL                                                        IN SECURITIES
--------------------------------------------------------------------------------
Level 1                                                             $614,620,779
--------------------------------------------------------------------------------
Level 2                                                               12,710,038
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                    $627,330,817
________________________________________________________________________________
================================================================================

AIM V.I. MID CAP CORE EQUITY FUND


NOTE 3 -- FOREIGN CURRENCY CONTRACTS


             OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
----------------------------------------------------------------------
                                                          UNREALIZED
SETTLEMENT                  CONTRACT TO        VALUE     APPRECIATION
   DATE         DELIVER         RECEIVE      03/31/08   (DEPRECIATION)
----------------------------------------------------------------------
6/11/2008   GBP  3,900,000  USD  7,797,582  $7,694,779  $      102,803
6/11/2008   EUR  4,650,000  USD  7,103,852   7,317,082        (213,230)
======================================================================
  TOTAL OPEN FOREIGN CURRENCY CONTRACTS                 $     (110,427)
______________________________________________________________________
======================================================================

CURRENCY ABBREVIATIONS:

EUR -- EURO
GBP -- BRITISH POUND STERLING
USD -- U.S. DOLLAR


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $77,939,529, and $79,910,762, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    54,691,506
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (29,103,583)
========================================================================================
Net unrealized appreciation of investment securities                     $    25,587,923
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $601,742,894.

                           AIM V.I. MONEY MARKET FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2008


                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            VIMKT-QTR-1 03/08           Invesco Aim Advisors, Inc,

AIM V.I. MONEY MARKET FUND


SCHEDULE OF INVESTMENTS
March 31, 2008
(Unaudited)


                                                PRINCIPAL
                                                 AMOUNT
                                  MATURITY        (000)             VALUE
------------------------------------------------------------------------------
COMMERCIAL PAPER-39.62%(A)

ASSET-BACKED SECURITIES -
  COMMERCIAL LOANS/LEASES-6.74%

Amstel Funding Corp.
  3.18%(b)(c)                     05/22/08   $           504   $       501,733
------------------------------------------------------------------------------
  3.40%(b)(c)                     04/21/08             1,000           998,111
------------------------------------------------------------------------------
Fountain Square                   04/11/08             2,000         1,997,795
  Commercial Funding Corp.
  3.97%(c)
==============================================================================
                                                                     3,497,639
==============================================================================

ASSET-BACKED SECURITIES - FULLY
  SUPPORTED BANK-2.33%

Gotham Funding Corp.
  (CEP-Bank of Tokyo-Mitsubishi
  Ltd.)
  3.10%(b)(c)                     07/25/08               500           495,049
------------------------------------------------------------------------------
Kitty Hawk Funding Corp.
  (CEP-Bank of America, N.A.)
  3.30%(c)                        04/25/08               719           717,418
==============================================================================
                                                                     1,212,467
==============================================================================

ASSET-BACKED SECURITIES -
  MULTI-PURPOSE-6.42%

Atlantic Asset Securitization
  LLC
  3.10%(c)                        05/16/08               500           498,063
------------------------------------------------------------------------------
  3.15%(c)                        04/23/08             2,000         1,996,150
------------------------------------------------------------------------------
Barton Capital LLC                04/11/08               840           839,225
   3.32%(c)
==============================================================================
                                                                     3,333,438
==============================================================================

ASSET-BACKED SECURITIES -
  SECURITIES-2.87%

Grampian Funding Ltd./LLC
  3.03%(b)(c)                     06/09/08               500           497,101
------------------------------------------------------------------------------
Tempo Finance Ltd./Corp.
  3.09% (b)(c)                    05/23/08             1,000           995,537
==============================================================================
                                                                     1,492,638
==============================================================================

DIVERSIFIED BANKS-8.23%

Dexia Delaware LLC 2.65%(b)       06/11/08             2,000         1,989,547
------------------------------------------------------------------------------
Lloyds TSB Bank PLC 2.80%(b)      08/18/08               500           494,594
------------------------------------------------------------------------------
Societe Generale North
   America, Inc.
   3.20%(b)                       05/14/08               500           498,089
==============================================================================


                                                PRINCIPAL
                                                 AMOUNT
                                  MATURITY        (000)             VALUE
------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

UBS Finance (Delaware) Inc.
  3.05%(b)                        06/05/08   $           300   $       298,348
------------------------------------------------------------------------------
  3.05%(b)                        07/24/08               500           495,171
------------------------------------------------------------------------------
Unicredito Italiano Bank
  (Ireland) PLC
  3.20%(b)(c)                     05/02/08               500           498,635
==============================================================================
                                                                    4,274,384
==============================================================================

REGIONAL BANKS-13.03%

Danske Corp.
   3.09%(b)(c)                    04/30/08             1,500         1,496,266
------------------------------------------------------------------------------
Stadshypotek
  Delaware, Inc.
  2.60%(b)(c)                     05/22/08               590           587,827
------------------------------------------------------------------------------
  3.89%(b)(c)                     04/15/08             2,000         1,996,974
------------------------------------------------------------------------------
Swedbank
  3.83%(b)                        05/15/08             2,000         1,990,650
------------------------------------------------------------------------------
Westpac Banking Corp.
  2.87%(b)(c)                     06/05/08               700           696,373
==============================================================================
                                                                     6,768,090
==============================================================================
     Total Commercial Paper
       (Cost $20,578,656)                                           20,578,656
==============================================================================

VARIABLE RATE DEMAND
  NOTES-19.02%(D)(E)(F)

LETTER OF CREDIT ENHANCED-19.02%

A Mining Group, LLC;
  Series 2006,
  Incremental Taxable
  Floating Rate Bonds
  (LOC-Wachovia Bank,
  N.A.)
  3.22%                           06/01/29               200           200,000
------------------------------------------------------------------------------
Albany (City of), New
  York Industrial
  Development Agency
  (Albany Medical
  Center Hospital);
  Series 2006 B,
  Taxable IDR
  (LOC-RBS Citizens,
  N.A.)
  3.18%                           05/01/35               985           985,000
------------------------------------------------------------------------------
Albuquerque (City
  of), New Mexico
  (KTech Corp.
  Project);
  Series 2002,
  Taxable RB
  (LOC-Wells Fargo
  Bank, N.A.)
  2.77%                           11/01/22               650          650,000
==============================================================================



See accompanying notes which are an intergal part of this schedule.

AIM V.I. MONEY MARKET FUND


                                                PRINCIPAL
                                                 AMOUNT
                                  MATURITY        (000)             VALUE
------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)
Corp. Finance
  Managers Inc.,
  Integrated Loan
  Program;
  Series 2003 B,
  Floating Rate PARTs
  (LOC-Wells Fargo
  Bank, N.A.)
  2.77%                           02/02/43   $         1,645   $     1,645,000
------------------------------------------------------------------------------
EPC Allentown, LLC;
  Series 2005,
  Incremental Taxable
  Floating Rate Bonds
  (LOC-Wachovia Bank,
  N.A.)
  3.12%                           07/01/30             3,200         3,200,000
------------------------------------------------------------------------------
Roman Catholic
  Diocese of
  Charlotte (The);
  Series 2002,
  Incremental Taxable
  Floating Rate Bonds
  (LOC-Wachovia Bank,
  N.A.)
  3.12%                           05/01/14             1,200         1,200,000
------------------------------------------------------------------------------
Thomasville (City
  of), Georgia
  Payroll Development
  Authority (American
  Fresh Foods L.P.);
  Series 2005 B,
  Taxable RB
  (LOC-Wachovia Bank
  N.A.)
  3.17%                           09/01/17             2,000         2,000,000
==============================================================================
     Total Variable Rate Demand
       Notes
       (Cost $9,880,000)                                             9,880,000
==============================================================================

CERTIFICATES OF DEPOSIT-15.41%

ABN AMRO Bank N.V.
  (United Kingdom)

  3.08%(b)                        07/31/08             2,000         2,000,000
------------------------------------------------------------------------------
Banco Bilbao Vizcaya
  Argentaria, S.A.

  3.05%                           06/03/08             2,000         2,000,000
------------------------------------------------------------------------------
Banco Santander, S.A.

  2.65%                           09/17/08             1,000         1,000,000
------------------------------------------------------------------------------
HSBC Bank U.S.A N.A.

  2.95%                           07/03/08             1,000         1,000,000
------------------------------------------------------------------------------
Royal Bank of Canada

  2.85%                           09/08/08             1,000         1,000,000
------------------------------------------------------------------------------
UBS A.G.

  5.38%                           06/02/08             1,000         1,000,000
==============================================================================
     Total Certificates of Deposit
       (Cost $8,000,000)                                             8,000,000
==============================================================================

MEDIUM-TERM NOTES-5.20%

Metropolitan Life
  Global Funding I
  Floating Rate MTN
  2.79%(c)(e)                     04/28/08               700           700,011
==============================================================================


                                                PRINCIPAL
                                                 AMOUNT
                                  MATURITY        (000)             VALUE
------------------------------------------------------------------------------
Societe Generale S.A.
  Unsec. Floating Rate
  MTN

  3.12%(b)(c)(e)                  08/29/08   $         2,000   $     2,000,000
==============================================================================
     Total Medium-Term Notes
       (Cost $2,700,011)                                             2,700,011
==============================================================================

MASTER NOTE AGREEMENT-3.85%
Merrill Lynch Mortgage Capital,
  Inc.

  3.30%(c)(g)
  (Cost $2,000,000)               12/25/08             2,000         2,000,000
==============================================================================

FUNDING AGREEMENT-1.93%

New York Life Insurance Co.
  (Acquired

  04/04/2007;
  Cost $1,000,000)
  2.73%(c)(e)(h)                  04/04/08             1,000         1,000,000
==============================================================================
TOTAL INVESTMENTS (excluding
  Repurchase Agreements)-85.03%
  (Cost $44,158,667)                                                44,158,667
==============================================================================


                                                REPURCHASE
                                                  AMOUNT
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-14.92%(I)

Fortis Bank N.A/S.A., Joint
  agreement dated 03/31/08,
  aggregate maturing value
  $600,052,833
  (collateralized by
  Corporate obligations
  valued at $630,000,001;
  0.00%-6.50%,
  06/09/19-03/25/37)
  3.17%, 04/01/08(b)                               2,000,176         2,000,000
------------------------------------------------------------------------------

Greenwich Capital Markets,
  Inc., Joint agreement
  dated 03/31/08, aggregate
  maturing value
  $1,000,069,444
  (collateralized by U.S.
  Government obligations
  valued at $1,020,004,382;
  4.50%-7.00%,
  05/01/11-04/01/38)
  2.50%, 04/01/08                                  5,749,874         5,749,475
==============================================================================
     Total Repurchase Agreements                                     7,749,475
       (Cost $7,749,475)
==============================================================================
TOTAL INVESTMENTS-99.95%
  (Cost $51,908,142)(j)(k)                                          51,908,142
==============================================================================
OTHER ASSETS LESS LIABILITIES-0.05%                                     26,247
==============================================================================
NET ASSETS-100.00%                                             $    51,934,389
______________________________________________________________________________
==============================================================================


Investment Abbreviations:

CEP    -- Credit Enhancement Provider
IDR    -- Industrial Development Revenue Bonds
LOC    -- Letter of Credit
MTN    -- Medium-Term Notes
PARTs  -- Pooled Adjustable Rate Taxable NotesSM
RB     -- Revenue Bonds



See accompanying notes which are an intergal part of this schedule.

AIM V.I. MONEY MARKET FUND


Unsec. -- Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     France: 8.6%; Sweden: 8.8%; United Kingdom: 5.8%; other countries less than 5%: 16.3%.

(c) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2008 was $20,512,268, which represented 39.50% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2008.

(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.

(h) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at March 31, 2008 represented 1.93% of the Fund's Net Assets.

(i)  Principal amount equals value at period end. See Note 1D.

(j) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.


ENTITIES                     PERCENTAGE
---------------------------------------
Wachovia Bank, N.A.                12.7%
---------------------------------------
Royal Bank of Scotland PLC          5.8
---------------------------------------

(k)  Also represents cost for federal income tax purposes.



See accompanying notes which are an intergal part of this schedule.

AIM V.I. MONEY MARKET FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

AIM V.I. MONEY MARKET FUND


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

         Level 1 - Quoted prices in an active market for identical assets.

         Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

         Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                    INVESTMENTS
INPUT LEVEL                                                        IN SECURITIES
--------------------------------------------------------------------------------
Level 1                                                            $          --
--------------------------------------------------------------------------------
Level 2                                                               51,908,142
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                    $ 51,908,142
________________________________________________________________________________
================================================================================

                         AIM V.I. SMALL CAP EQUITY FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--

invescoaim.com                  VISCE-QTR-1 03/08     Invesco Aim Advisors, Inc.

AIM V.I. SMALL CAP EQUITY FUND


SCHEDULE OF INVESTMENTS(a)
March 31, 2008
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-96.90%

AEROSPACE & DEFENSE-1.49%

Aeroviroment Inc. (b)                                   31,691   $       648,081
--------------------------------------------------------------------------------
Curtiss-Wright Corp.                                    46,081         1,911,440
================================================================================
                                                                       2,559,521
================================================================================

AIRLINES-1.10%

Allegiant Travel Co. (b)                                71,531         1,889,849
================================================================================

APPAREL RETAIL-0.83%

Tween Brands, Inc. (b)                                  57,414         1,420,422
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.88%

Fossil, Inc. (b)                                        45,117         1,377,873
--------------------------------------------------------------------------------
Volcom, Inc. (b)                                        91,358         1,846,345
================================================================================
                                                                       3,224,218
================================================================================

APPLICATION SOFTWARE-1.27%

Blackbaud, Inc.                                         89,452         2,171,895
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.90%

Affiliated Managers Group, Inc. (b)(c)                  16,926         1,535,865
================================================================================

BIOTECHNOLOGY-0.34%

InterMune, Inc. (b)(c)                                  40,137           585,198
================================================================================

CATALOG RETAIL-0.80%

PC Mall, Inc. (b)                                      128,483         1,365,774
================================================================================

COMMUNICATIONS EQUIPMENT-2.10%

Arris Group Inc. (b)                                   198,570         1,155,677
--------------------------------------------------------------------------------
Comtech Telecommunications Corp. (b)                    44,229         1,724,931
--------------------------------------------------------------------------------
Starent Networks Corp. (b)                              52,798           712,773
================================================================================
                                                                       3,593,381
================================================================================

CONSTRUCTION & ENGINEERING-1.18%

Quanta Services, Inc. (b)                               87,547         2,028,464
================================================================================

CONSTRUCTION MATERIALS-0.97%

Texas Industries, Inc. (c)                              27,694         1,664,686
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.71%

CyberSource Corp. (b)                                  121,396         1,773,595
--------------------------------------------------------------------------------
Euronet Worldwide, Inc. (b)(c)                          59,941         1,154,464
--------------------------------------------------------------------------------
Wright Express Corp. (b)                                55,675         1,710,893
================================================================================
                                                                       4,638,952
================================================================================

DIVERSIFIED CHEMICALS-0.98%

FMC Corp.                                               30,318         1,682,346
================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-0.18%

EnerNOC, Inc. (b)(c)                                    26,894           306,592
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
DIVERSIFIED METALS & MINING-1.64%

Compass Minerals International, Inc.                    47,636   $     2,809,571
================================================================================

EDUCATION SERVICES-1.80%

Capella Education Co. (b)                               37,591         2,052,469
--------------------------------------------------------------------------------
Universal Technical Institute Inc. (b)(c)               88,178         1,034,328
================================================================================
                                                                       3,086,797
================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.05%

General Cable Corp. (b)                                 30,415         1,796,614
================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.59%

Rofin-Sinar Technologies, Inc. (b)                      22,437         1,007,421
================================================================================

ELECTRONIC MANUFACTURING SERVICES-0.99%

Methode Electronics, Inc.                              144,536         1,689,626
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.80%

ABM Industries Inc                                      67,952         1,524,843
--------------------------------------------------------------------------------
Waste Connections, Inc. (b)                             50,574         1,554,645
================================================================================
                                                                       3,079,488
================================================================================

FOOD RETAIL-1.51%

Ruddick Corp.                                           70,343         2,592,843
================================================================================

GAS UTILITIES-1.52%

Energen Corp.                                           41,946         2,613,236
================================================================================

GENERAL MERCHANDISE STORES-0.88%

Pantry, Inc. (The) (b)                                  71,655         1,510,487
================================================================================

HEALTH CARE DISTRIBUTORS-1.20%

Owens & Minor, Inc.                                     52,328         2,058,584
================================================================================

HEALTH CARE EQUIPMENT-1.46%

ev3 Inc. (b)(c)                                         87,486           712,136
--------------------------------------------------------------------------------
Quidel Corp. (b)                                       111,522         1,791,043
================================================================================
                                                                       2,503,179
================================================================================

HEALTH CARE FACILITIES-0.67%

Skilled Healthcare Group Inc. -Class A(b)              105,058         1,153,537
================================================================================

HEALTH CARE SERVICES-2.30%

Cross Country Healthcare, Inc. (b)                     107,985         1,335,774
--------------------------------------------------------------------------------
Gentiva Health Services, Inc. (b)                       95,144         2,070,333
--------------------------------------------------------------------------------
IPC The Hospitalist Co. (b)                             26,734           528,799
================================================================================
                                                                       3,934,906
================================================================================

HEALTH CARE SUPPLIES-1.45%

Haemonetics Corp. (b)                                   40,637         2,421,152
--------------------------------------------------------------------------------
Medical Action Industries Inc. (b)                       4,269            70,140
================================================================================
                                                                       2,491,292
================================================================================


See accompanying notes which are an integral part of this schedule.

AIM V.I. SMALL CAP EQUITY FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY-1.24%

Omnicell, Inc. (b)                                     106,002   $     2,130,640
================================================================================

HOME ENTERTAINMENT SOFTWARE-0.83%

THQ Inc. (b)                                            64,851         1,413,752
================================================================================

HOTELS, RESORTS & CRUISE LINES-0.83%

Ambassadors Group, Inc.                                 26,037           491,839
--------------------------------------------------------------------------------
Red Lion Hotels Corp. (b)                              108,400           927,904
================================================================================
                                                                       1,419,743
================================================================================

HOUSEHOLD APPLIANCES-1.48%

Snap-on Inc.                                            49,801         2,532,381
================================================================================

HOUSEWARES & SPECIALTIES-1.49%

Tupperware Brands Corp.                                 66,192         2,560,307
================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.80%

Kforce Inc. (b)                                        154,490         1,365,692
================================================================================

INDUSTRIAL MACHINERY-5.67%

Chart Industries, Inc. (b)                              81,478         2,757,216
--------------------------------------------------------------------------------
Kadant Inc. (b)                                         90,052         2,645,728
--------------------------------------------------------------------------------
RBC Bearings Inc. (b)                                   58,817         2,183,875
--------------------------------------------------------------------------------
Valmont Industries, Inc. (c)                            24,317         2,137,221
================================================================================
                                                                       9,724,040
================================================================================

INSURANCE BROKERS-0.86%

Hilb Rogal and Hobbs Co.                                46,679         1,468,988
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.64%

Alaska Communications Systems Group Inc.               110,656         1,354,430
--------------------------------------------------------------------------------
Cincinnati Bell Inc. (b)                               324,076         1,380,564
--------------------------------------------------------------------------------
NTELOS Holdings Corp. (c)                               73,807         1,786,129
================================================================================
                                                                       4,521,123
================================================================================

INTERNET SOFTWARE & SERVICES-2.63%

Ariba, Inc. (b)                                        200,432         1,936,173
--------------------------------------------------------------------------------
DealerTrack Holdings Inc. (b)                           40,663           822,206
--------------------------------------------------------------------------------
Open Text Corp.  (Canada)(b)(c)                         56,040         1,754,612
================================================================================
                                                                       4,512,991
================================================================================

INVESTMENT BANKING & BROKERAGE-0.43%

CMET Finance Holdings, Inc.
  (Acquired 12/28/03; Cost $20,000)(b)(d)(e)               200             2,820
--------------------------------------------------------------------------------
Thomas Weisel Partners Group, Inc. (b)                 111,199           736,137
================================================================================
                                                                         738,957
================================================================================

IT CONSULTING & OTHER SERVICES-0.98%

CACI International Inc. -Class A (b)                    36,942         1,682,708
================================================================================

LIFE SCIENCES TOOLS & SERVICES-2.98%

Bio-Rad Laboratories, Inc. -Class A (b)                 16,929         1,505,834
--------------------------------------------------------------------------------
Dionex Corp. (b)                                        19,277         1,484,136
--------------------------------------------------------------------------------
eResearch Technology, Inc. (b)                         171,049         2,124,429
================================================================================
                                                                       5,114,399
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
METAL & GLASS CONTAINERS-1.17%

AptarGroup, Inc.                                        36,751   $     1,430,717
--------------------------------------------------------------------------------
Bway Holding Co. (b)                                    57,736           571,586
================================================================================
                                                                       2,002,303
================================================================================

MOVIES & ENTERTAINMENT-1.55%

World Wrestling Entertainment, Inc. -Class A           142,489         2,651,720
================================================================================

MULTI-UTILITIES-0.49%

Avista Corp.                                            42,886           838,850
================================================================================

OFFICE REIT'S-0.86%

Alexandria Real Estate Equities, Inc.                   15,880         1,472,394
================================================================================

OIL & GAS EQUIPMENT & SERVICES-3.77%

Complete Production Services, Inc. (b)                 106,689         2,447,445
--------------------------------------------------------------------------------
NATCO Group Inc. -Class A (b)                           42,397         1,982,060
--------------------------------------------------------------------------------
Oceaneering International, Inc. (b)                     32,234         2,030,742
================================================================================
                                                                       6,460,247
================================================================================

OIL & GAS EXPLORATION & PRODUCTION-4.28%

Comstock Resources, Inc. (b)                            56,769         2,287,791
--------------------------------------------------------------------------------
Parallel Petroleum Corp. (b)                           123,774         2,422,257
--------------------------------------------------------------------------------
Penn Virginia Corp.                                     59,692         2,631,820
================================================================================
                                                                       7,341,868
================================================================================

PACKAGED FOODS & MEATS-2.49%

Flowers Foods, Inc.                                    101,160         2,503,710
--------------------------------------------------------------------------------
TreeHouse Foods, Inc. (b)                               77,406         1,769,501
================================================================================
                                                                       4,273,211
================================================================================

PERSONAL PRODUCTS-1.23%

Alberto-Culver Co.                                      76,762         2,104,047
================================================================================

PHARMACEUTICALS-1.64%

ViroPharma Inc. (b)(c)                                 134,769         1,204,835
--------------------------------------------------------------------------------
VIVUS, Inc. (b)(c)                                     264,861         1,597,112
================================================================================
                                                                       2,801,947
================================================================================

PROPERTY & CASUALTY INSURANCE-2.17%

Assured Guaranty Ltd. (c)                               86,291         2,048,548
--------------------------------------------------------------------------------
FPIC Insurance Group, Inc. (b)                          35,597         1,678,043
================================================================================
                                                                       3,726,591
================================================================================

PUBLISHING-0.27%

GateHouse Media, Inc. (c)                               78,639           459,252
================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.84%

Jones Lang LaSalle Inc. (c)                             18,551         1,434,734
================================================================================

REGIONAL BANKS-3.37%

First Financial Bankshares, Inc. (c)                    28,680         1,175,306
--------------------------------------------------------------------------------
Glacier Bancorp, Inc. (c)                               92,944         1,781,736
--------------------------------------------------------------------------------
Signature Bank (b)                                      40,035         1,020,893
--------------------------------------------------------------------------------
Sterling Bancshares, Inc.                              180,720         1,796,357
================================================================================
                                                                       5,774,292
================================================================================


See accompanying notes which are an integral part of this schedule.

AIM V.I. SMALL CAP EQUITY FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
RESTAURANTS-1.94%

IHOP Corp. (c)                                          41,736   $     1,999,154
--------------------------------------------------------------------------------
Papa John's International, Inc. (b)                     54,921         1,329,638
================================================================================
                                                                       3,328,792
================================================================================

SEMICONDUCTOR EQUIPMENT-1.10%

ATMI, Inc. (b)                                          67,919         1,890,186
================================================================================

SEMICONDUCTORS-2.82%

DSP Group, Inc. (b)                                    106,293         1,354,173
--------------------------------------------------------------------------------
Power Integrations, Inc. (b)                            61,908         1,811,428
--------------------------------------------------------------------------------
Semtech Corp. (b)                                      116,236         1,665,662
================================================================================
                                                                       4,831,263
================================================================================

SPECIALIZED REIT'S-1.34%

LaSalle Hotel Properties                                44,535         1,279,491
--------------------------------------------------------------------------------
Universal Health Realty Income Trust                    30,497         1,015,550
================================================================================
                                                                       2,295,041
================================================================================

SPECIALTY CHEMICALS-1.88%

A. Schulman, Inc.                                       80,334         1,649,257
--------------------------------------------------------------------------------
H.B. Fuller Co.                                         76,635         1,564,120
================================================================================
                                                                       3,213,377
================================================================================

SPECIALTY STORES-0.34%

Ulta Salon Cosmetics & Fragrance,
  Inc. (b)(c)                                           40,909           574,362
--------------------------------------------------------------------------------

STEEL-0.90%

Carpenter Technology Corp.                              27,569         1,543,037
--------------------------------------------------------------------------------

SYSTEMS SOFTWARE-0.69%

Double-Take Software, Inc. (b)                         101,500         1,185,520
--------------------------------------------------------------------------------

TECHNOLOGY DISTRIBUTORS-0.61%

Agilysys, Inc.                                          89,995         1,043,942
--------------------------------------------------------------------------------

TRUCKING-2.19%

Landstar System, Inc.                                   35,842         1,869,519
--------------------------------------------------------------------------------
Marten Transport, Ltd. (b)                             121,855         1,891,189
================================================================================
                                                                       3,760,708
================================================================================

WATER UTILITIES-0.51%

Cascal N.V. (United Kingdom)(b)(c)                      72,502           870,024
================================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $164,552,335)                                  166,058,173
================================================================================

MONEY MARKET FUNDS-5.29%

Liquid Assets Portfolio
  -Institutional Class(f)                            4,531,268         4,531,268
--------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class(f)                            4,531,269         4,531,269
================================================================================
    Total Money Market Funds
    (Cost $9,062,537)                                                  9,062,537
================================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-102.19%
  (Cost $173,614,872)                                                175,120,710
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-9.12%

Liquid Assets Portfolio
  -Institutional Class (Cost
  $15,624,730)(f)(g)                                15,624,730   $    15,624,730
================================================================================
TOTAL INVESTMENTS-111.31%
  (Cost $189,239,602)                                                190,745,440
================================================================================
OTHER ASSETS LESS LIABILITIES-(11.31)%                               (19,384,249)
================================================================================
NET ASSETS-100.00%                                               $   171,361,191
________________________________________________________________________________
================================================================================

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
     (b) Non-income producing security.

(c)  All or a portion of this security was out on loan at March 31, 2008.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at March 31, 2008 represented less than 0.01% of the Fund's Net Assets. See Note 1A.

(e) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2008 represented less than 0.01% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.



See accompanying notes which are an integral part of this schedule.

AIM V.I. SMALL CAP EQUITY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. SMALL CAP EQUITY FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

AIM V.I. SMALL CAP EQUITY FUND


NOTE 2 -- SUPPLEMENTAL INFORMATION


The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

          Level 1 - Quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                  INVESTMENTS IN
INPUT LEVEL                                                         SECURITIES
--------------------------------------------------------------------------------
Level 1                                                           $  190,742,620
--------------------------------------------------------------------------------
Level 2                                                                       --
--------------------------------------------------------------------------------
Level 3                                                                    2,820
================================================================================
                                                                  $  190,775,440
________________________________________________________________________________
================================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $48,017,492 and $29,220,683, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    18,009,790
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (16,725,934)
========================================================================================
Net unrealized appreciation of investment securities                     $     1,283,856
========================================================================================
Cost of investments for tax purposes is $189,461,584.

                            AIM V.I. TECHNOLOGY FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2008


                         [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--


invescoaim.com           I-VITEC-QTR-1 03/08          Invesco Aim Advisors, Inc.

AIM V.I. TECHNOLOGY FUND


SCHEDULE OF INVESTMENTS (a)
March 31, 2008
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-69.01%

APPLICATION SOFTWARE-8.35%

Adobe Systems Inc. (b)                                 110,111   $     3,918,850
--------------------------------------------------------------------------------
Amdocs Ltd. (b)                                         83,261         2,361,282
--------------------------------------------------------------------------------
ANSYS, Inc. (b)(c)                                      37,826         1,305,754
--------------------------------------------------------------------------------
Autodesk, Inc. (b)                                      51,156         1,610,391
--------------------------------------------------------------------------------
Nuance Communications, Inc. (b)(c)                      63,396         1,103,724
================================================================================
                                                                      10,300,001
================================================================================

COMMUNICATIONS EQUIPMENT-9.24%

Cisco Systems, Inc. (b)                                197,161         4,749,608
--------------------------------------------------------------------------------
CommScope, Inc. (b)(c)                                  31,050         1,081,471
--------------------------------------------------------------------------------
Corning Inc.                                           101,325         2,435,853
--------------------------------------------------------------------------------
Foundry Networks, Inc. (b)                             113,315         1,312,188
--------------------------------------------------------------------------------
Polycom, Inc. (b)                                       80,966         1,824,974
================================================================================
                                                                      11,404,094
================================================================================

COMPUTER HARDWARE-7.32%

Apple Inc. (b)(c)                                       33,133         4,754,586
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                     93,690         4,277,885
================================================================================
                                                                       9,032,471
================================================================================

COMPUTER STORAGE & PERIPHERALS-3.16%

EMC Corp. (b)(c)                                       186,296         2,671,485
--------------------------------------------------------------------------------
NetApp, Inc. (b)                                        60,985         1,222,749
================================================================================
                                                                       3,894,234
================================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES-0.77%

Alliance Data Systems Corp. (b)                         20,017           951,008
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT
  MANUFACTURERS-1.78%

Amphenol Corp. -Class A                                 59,070         2,200,358
================================================================================

HOME ENTERTAINMENT SOFTWARE-4.35%

Activision, Inc. (b)                                   141,163         3,855,162
--------------------------------------------------------------------------------
Electronic Arts Inc. (b)(c)                             30,375         1,516,320
================================================================================
                                                                       5,371,482
================================================================================

INTERNET RETAIL-0.99%

Amazon.com, Inc. (b)                                    17,187         1,225,433
================================================================================

INTERNET SOFTWARE & SERVICES-8.40%

Akamai Technologies, Inc. (b)(c)                        32,819           924,183
--------------------------------------------------------------------------------
Equinix, Inc. (b)(c)                                    18,887         1,255,796
--------------------------------------------------------------------------------
Google Inc. -Class A (b)(c)                              9,104         4,010,039
--------------------------------------------------------------------------------
Omniture, Inc. (b)                                      41,913           972,801
--------------------------------------------------------------------------------
ValueClick, Inc. (b)                                   104,747         1,806,886
--------------------------------------------------------------------------------
Yahoo! Inc. (b)                                         48,213         1,394,802
================================================================================
                                                                      10,364,507
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES-1.07%

Cognizant Technology Solutions Corp.
  -Class A (b)                                          45,774   $     1,319,664
--------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-1.15%

BlueStream Ventures L.P.
  (Acquired 08/03/00-06/05/07;
  Cost $3,048,405)(b)(d)(e)(f)                              --         1,423,374
--------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT-3.04%

FormFactor Inc. (b)                                    105,271         2,010,676
--------------------------------------------------------------------------------
KLA-Tencor Corp. (c)                                    16,284           604,137
--------------------------------------------------------------------------------
Varian Semiconductor Equipment
  Associates, Inc. (b)                                  40,315         1,134,867
================================================================================
                                                                       3,749,680
================================================================================

SEMICONDUCTORS-10.65%

Broadcom Corp. -Class A (b)(c)                         116,658         2,248,000
--------------------------------------------------------------------------------
Intel Corp.                                            125,426         2,656,523
--------------------------------------------------------------------------------
Marvell Technology Group Ltd. (b)                      112,226         1,221,019
--------------------------------------------------------------------------------
NVIDIA Corp. (b)                                       131,822         2,608,757
--------------------------------------------------------------------------------
ON Semiconductor Corp. (b)(c)                          330,582         1,877,706
--------------------------------------------------------------------------------
Texas Instruments Inc. (c)                              65,001         1,837,578
--------------------------------------------------------------------------------
Xilinx, Inc. (c)                                        29,430           698,962
================================================================================
                                                                      13,148,545
================================================================================

SYSTEMS SOFTWARE-6.31%

McAfee Inc. (b)                                         70,908         2,346,346
--------------------------------------------------------------------------------
Microsoft Corp.                                        100,795         2,860,562
--------------------------------------------------------------------------------
Oracle Corp. (b)                                       132,120         2,584,267
================================================================================
                                                                       7,791,175
================================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.43%

American Tower Corp. -Class A (b)(c)                    76,640         3,005,054
================================================================================
    Total Domestic Common Stocks &
      Other Equity Interests
      (Cost $89,532,555)                                              85,181,080
================================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-17.39%

CANADA-2.21%

Research In Motion Ltd.
  (Communications Equipment) (b)(c)                     24,284         2,725,393
================================================================================

CHINA-1.75%

Focus Media Holding Ltd. -ADR
  (Advertising) (b)(c)                                  61,601         2,165,275
================================================================================

FINLAND-3.15%

Nokia Oyj -ADR (Communications Equipment)              121,996         3,883,133
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM V.I. TECHNOLOGY FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
HONG KONG-1.03%

China Mobile Ltd. -ADR
  (Wireless Telecommunication Services) (c)             17,005   $     1,275,545
--------------------------------------------------------------------------------

ISRAEL-1.97%

Check Point Software Technologies Ltd.
  (Systems Software) (b)                                33,975           761,040
--------------------------------------------------------------------------------
NICE Systems Ltd. -ADR
  (Communications Equipment) (b)                        58,979         1,664,387
================================================================================
                                                                       2,425,427
================================================================================

JAPAN-2.10%

Nintendo Co., Ltd. (Home Entertainment
  Software) (g)                                          5,000         2,590,248
================================================================================

MEXICO-2.67%

America Movil S.A.B de C.V. -Series L -ADR
  (Wireless Telecommunication Services)                 51,805         3,299,461
================================================================================

TAIWAN-2.51%

Hon Hai Precision Industry Co., Ltd.
  (Electronic Manufacturing Services) (g)              273,249         1,569,139
--------------------------------------------------------------------------------
Siliconware Precision Industries Co. -ADR
  (Semiconductors)                                     182,295         1,531,278
================================================================================
                                                                       3,100,417
================================================================================
    Total Foreign Common Stocks & Other
      Equity Interests
      (Cost $16,196,908)                                              21,464,899
================================================================================


                                                  PRINCIPAL
                                                    AMOUNT
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-0.16%

U.S. TREASURY BILLS-0.16%

1.26% 09/11/08(h)(i)(j)                        $       110,000           109,289
--------------------------------------------------------------------------------
1.48% 09/18/08(h)(i)(j)                                 85,000            84,425
================================================================================
    Total U.S. Treasury Securities
      (Cost $193,778)                                                    193,714
================================================================================


                                                    SHARES
--------------------------------------------------------------------------------
MONEY MARKET FUNDS-12.92%

Liquid Assets Portfolio -Institutional
  Class(k)                                           7,973,430         7,973,430
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(k)            7,973,430         7,973,430
================================================================================
    Total Money Market Funds
      (Cost $15,946,860)                                              15,946,860
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-99.48%
  (Cost $121,870,101)                                                122,786,553
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-17.07%

Liquid Assets Portfolio -Institutional Class
  (Cost $21,066,180)(k)(l)                          21,066,180        21,066,180
================================================================================
TOTAL INVESTMENTS-116.55%
  (Cost $142,936,281)                                                143,852,733
================================================================================
OTHER ASSETS LESS LIABILITIES-(16.55)%                               (20,425,434)
================================================================================
NET ASSETS-100.00%                                               $   123,427,299
================================================================================


Investment Abbreviations:

ADR -- American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at March 31, 2008.

(d) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2008 represented 1.15% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(e) The Fund has a remaining commitment of $67,500 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at March 31, 2008 represented 1.15% of the Fund's Net Assets. See Note 1A.

(g) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2008 was $4,159,387, which represented 3.37% of the Fund's Net Assets. See Note 1A.

(h) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2008 was $193,714, which represented 0.16% of the Fund's Net Assets. See Note 1A.

(i) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(j) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 3.

(k) The money market fund and the Fund are affiliated by having the same investment advisor.

(l) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.



See accompanying notes which are an integral part of this schedule.

AIM V.I. TECHNOLOGY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. TECHNOLOGY FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          Many of the products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the securities of the companies in this sector.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

AIM V.I. TECHNOLOGY FUND


F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM V.I. TECHNOLOGY FUND


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                       OTHER
                                                      INVESTMENTS    FINANCIAL
INPUT LEVEL                                          IN SECURITIES  INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1                                              $ 138,076,258  $     31,021
--------------------------------------------------------------------------------
Level 2                                                  4,353,101            --
--------------------------------------------------------------------------------
Level 3                                                  1,423,374            --
================================================================================
                                                     $ 143,852,733  $     31,021
________________________________________________________________________________
================================================================================

* Other financial instruments include futures, which are included at the unrealized appreciation of the instruments.

NOTE 3 -- FUTURES CONTRACTS

On March 31, 2008, U.S. Treasury obligations with a value of $193,670 were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------
                               NUMBER OF     MONTH/        VALUE     UNREALIZED
     CONTRACT                  CONTRACTS   COMMITMENT    03/31/08   APPRECIATION
--------------------------------------------------------------------------------
E-Mini Nasdaq 100                  70     June 08/Long  $2,506,700     $31,021
________________________________________________________________________________
================================================================================

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $28,212,809 and $38,079,169, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    16,514,677
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (14,473,475)
----------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                     $     2,041,202
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $141,811,531.

                             AIM V.I. UTILITIES FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--

invescoaim.com               I-VIUTI-QTR-1 03/08      Invesco Aim Advisors, Inc.

AIM V.I. UTILITIES FUND


SCHEDULE OF INVESTMENTS (a)
March 31, 2008
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS-98.35%

ELECTRIC UTILITIES-35.21%

Duke Energy Corp.                                      231,000   $     4,123,350
--------------------------------------------------------------------------------
E.ON A.G. (Germany)                                     24,000         4,442,841
--------------------------------------------------------------------------------
Edison International                                   102,000         5,000,040
--------------------------------------------------------------------------------
Enel S.p.A. (Italy)(b)                                 189,000         2,008,596
--------------------------------------------------------------------------------
Entergy Corp.                                           57,000         6,217,560
--------------------------------------------------------------------------------
Exelon Corp.                                            86,000         6,989,220
--------------------------------------------------------------------------------
FirstEnergy Corp.                                       60,000         4,117,200
--------------------------------------------------------------------------------
FPL Group, Inc.                                         95,000         5,960,300
--------------------------------------------------------------------------------
Pepco Holdings, Inc.                                   135,000         3,337,200
--------------------------------------------------------------------------------
Portland General Electric Co.                           93,000         2,097,150
--------------------------------------------------------------------------------
PPL Corp.                                               92,000         4,224,640
--------------------------------------------------------------------------------
Southern Co.                                            51,000         1,816,110
================================================================================
                                                                      50,334,207
================================================================================

GAS UTILITIES-10.82%

AGL Resources Inc.                                      92,000         3,157,440
--------------------------------------------------------------------------------
Equitable Resources, Inc.                               82,000         4,829,800
--------------------------------------------------------------------------------
ONEOK, Inc.                                             70,000         3,124,100
--------------------------------------------------------------------------------
Questar Corp.                                           77,000         4,355,120
================================================================================
                                                                      15,466,460
================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-6.44%

Constellation Energy Group Inc.                         50,000         4,413,500
--------------------------------------------------------------------------------
NRG Energy, Inc. (c)                                   123,000         4,795,770
================================================================================
                                                                       9,209,270
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-12.69%

Alaska Communications Systems Group Inc.               385,000         4,712,400
--------------------------------------------------------------------------------
AT&T Inc.                                              222,000         8,502,600
--------------------------------------------------------------------------------
Verizon Communications Inc.                            135,000         4,920,750
================================================================================
                                                                      18,135,750
================================================================================

MULTI-UTILITIES-25.04%

Ameren Corp.                                            87,000         3,831,480
--------------------------------------------------------------------------------
CMS Energy Corp.                                       250,000         3,385,000
--------------------------------------------------------------------------------
Dominion Resources, Inc.                                95,000         3,879,800
--------------------------------------------------------------------------------
National Grid PLC (United Kingdom)                     215,000         2,950,183
--------------------------------------------------------------------------------
OGE Energy Corp.                                        29,000           903,930
--------------------------------------------------------------------------------
PG&E Corp.                                              93,000         3,424,260
--------------------------------------------------------------------------------
Public Service Enterprise Group Inc                     78,000         3,134,820
--------------------------------------------------------------------------------
SCANA Corp.                                             27,000           987,660
--------------------------------------------------------------------------------
Sempra Energy                                           94,000         5,008,320
--------------------------------------------------------------------------------
Veolia Environnement (France)                           42,000         2,928,046
--------------------------------------------------------------------------------
Wisconsin Energy Corp.                                  49,000         2,155,510
--------------------------------------------------------------------------------
Xcel Energy, Inc.                                      161,000         3,211,950
================================================================================
                                                                      35,800,959
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION-8.15%

El Paso Corp.                                          319,000   $     5,308,160
--------------------------------------------------------------------------------
Spectra Energy Corp.                                    60,000         1,365,000
--------------------------------------------------------------------------------
Williams Cos., Inc. (The)                              151,000         4,979,980
================================================================================
                                                                      11,653,140
================================================================================
    Total Common Stocks
      (Cost $104,562,381)                                            140,599,786
================================================================================

MONEY MARKET FUNDS-2.07%

Liquid Assets Portfolio
  -Institutional Class(d)                            1,482,586         1,482,586
--------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class(d)                            1,482,586         1,482,586
--------------------------------------------------------------------------------
    Total Money Market Funds
      (Cost $2,965,172)                                                2,965,172
================================================================================
TOTAL INVESTMENTS-100.42%
  (Cost $107,527,553)                                                143,564,958
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.42)%                                   (605,617)
================================================================================
NET ASSETS-100.00%                                               $   142,959,341
________________________________________________________________________________
================================================================================

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at March 31, 2008 represented 1.41% of the Fund's Net Assets. See Note 1A.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.



See accompanying notes which are an integral part of this schedule.

AIM V.I. UTILITIES FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. UTILITIES FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          A large percentage of the Fund's assets may be invested in securities of a limited number of companies, each investment has a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

          Government regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM V.I. UTILITIES FUND


F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

          Level 1 - Quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.


                                                                    INVESTMENTS
INPUT LEVEL                                                        IN SECURITIES
--------------------------------------------------------------------------------
Level 1                                                           $  141,556,362
--------------------------------------------------------------------------------
Level 2                                                                2,008,596
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                  $  143,564,958
________________________________________________________________________________
================================================================================


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $16,110,480 and $14,412,896, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.


     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    39,235,557
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (3,356,977)
----------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                     $    35,878,580
========================================================================================
Cost of investments for tax purposes is $107,686,378.
________________________________________________________________________________________
========================================================================================

Item 2. Controls and Procedures.

     (a) As of March 18, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 18, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds


By:   /s/ Philip A. Taylor
      --------------------------------
      Philip A. Taylor
      Principal Executive Officer

Date: May 30, 2008


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ Philip A. Taylor
      --------------------------------
      Philip A. Taylor
      Principal Executive Officer

Date: May 30, 2008


By:   /s/ Sidney M. Dilgren
      --------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: May 30, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.